                            BUFFALO FUNDS PROSPECTUS
                              DATED JULY 31, 2002
                         Registration No. 33-75476 and
                                    811-8364

     As filed with the Securities and Exchange Commission on July 29, 2002

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

                           Pre-Effective Amendment No.

                        Post-Effective Amendment No. 10 X
                                      ----

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X

                               Amendment No. 12 X
                                     ------

                           BUFFALO BALANCED FUND, INC.
                           ---------------------------
               (Exact Name of Registrant as Specified in Charter)

           BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
           -----------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
                                 --------------
              (Registrant's Telephone Number, Including Area Code)

  Stephen S. Soden, BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
  -----------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

    X  immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485

      60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

      75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      this post-effective amendment designates a new effective

      date for a previously filed post-effective amendment

                     Registration No. 33-87346 and 811-8900

      As filed with the Securities and Exchange Commission on July 29, 2002

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

      Pre-Effective Amendment No.

      Post-Effective Amendment No.  10               X
                                                                 ----

                                                                and/or

   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  X

      Amendment No.  12                     X
                                                                ------

                          BUFFALO LARGE CAP FUND, INC.
                            -------------------------
               (Exact Name of Registrant as Specified in Charter)

           BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
           -----------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
                                 --------------
              (Registrant's Telephone Number, Including Area Code)

  Stephen S. Soden, BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
  -----------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

     X immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485

      60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

      75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      this post-effective amendment designates a new effective

      date for a previously filed post-effective amendment

                     Registration No. 33-87148 and 811-8898

      As filed with the Securities and Exchange Commission on July 29, 2002

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      X

      Pre-Effective Amendment No.

      Post-Effective Amendment No.  10               X
                                                                 ----

                                                                and/or

   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.  12                     X
                                                                ------

                          BUFFALO HIGH YIELD FUND, INC.
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)

           BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
           -----------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
                                 --------------
              (Registrant's Telephone Number, Including Area Code)

  Stephen S. Soden, BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
  -----------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

    X  immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485

      60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

      75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      this post-effective amendment designates a new effective

      date for a previously filed post-effective amendment

                     Registration No. 33-87146 and 811-8896

      As filed with the Securities and Exchange Commission on July 29, 2002

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      X

      Pre-Effective Amendment No.

      Post-Effective Amendment No.  10               X
                                                                 ----

                                                                and/or

   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  X

      Amendment No.  12                     X
                                                                ------

                          BUFFALO USA GLOBAL FUND, INC.
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)

           BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
           -----------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
                                 --------------
              (Registrant's Telephone Number, Including Area Code)

  Stephen S. Soden, BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
  -----------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

    X  immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485

      60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

      75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      this post-effective amendment designates a new effective

      date for a previously filed post-effective amendment

                    Registration No. 333-40841 and 811-08509

      As filed with the Securities and Exchange Commission on July 29, 2002

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      X

      Pre-Effective Amendment No.

      Post-Effective Amendment No.  5               X
                                                                 ----

                                                                and/or

   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  X

      Amendment No.  6                      X
                                                                 -----

                          BUFFALO SMALL CAP FUND, INC.
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

           BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
           -----------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
                                 --------------
              (Registrant's Telephone Number, Including Area Code)

  Stephen S. Soden, BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
  -----------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

    X  immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485

      60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

      75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      this post-effective amendment designates a new effective

      date for a previously filed post-effective amendment

                    Registration No. 333-56018 and 811-10303

      As filed with the Securities and Exchange Commission on July 29, 2002

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      X

      Pre-Effective Amendment No.

      Post-Effective Amendment No.  2               X
                                                                 ----

                                                                and/or

   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  X

      Amendment No.  3                      X
                                                                 -----

                                  BUFFALO FUNDS
                      -------------------------------------
               (Exact Name of Registrant as Specified in Charter)

           BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
           -----------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
                                 --------------
              (Registrant's Telephone Number, Including Area Code)

  Stephen S. Soden, BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
  -----------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

    X  immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485

      60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

      75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      this post-effective amendment designates a new effective

      date for a previously filed post-effective amendment

BUFFALO(R)
FUNDS

Balanced Fund
High Yield Fund
Large Cap Fund
Mid Cap Fund
Science &
Technology Fund
Small Cap Fund
USA Global Fund

Shares of the Funds have not been approved or  disapproved by the Securities and
Exchange  Commission  nor has the  Commission  passed upon the  adequacy of this
Prospectus. Any representation to the contrary is a criminal offense.

Prospectus

July 31, 2002

[inside front cover]

This page intentionally left blank.

[prospects title page and table of contents]

Prospectus              July 31, 2002

Buffalo Funds                    INVESTMENT ADVISOR AND MANAGER (the "Advisor"):
                                 KORNITZER CAPITAL MANAGEMENT, INC.
                                 Shawnee Mission, Kansas

                                 DISTRIBUTED BY:
                                 JONES & BABSON, INC.
                                 Kansas City, Missouri

Table of Contents
-------------------------------------------------------------------------------
                                                                           Page
Information About the Funds
Investment Objectives and Principal Investment Strategies                   2
Principal Risk Factors                                                      4
Past Performance                                                            6
Fees and Expenses                                                           9
Fee Examples                                                                9
Management and Investment Advisor                                          10
Financial Highlights                                                       11

Information About Investing

How to Purchase Shares                                                     15
How to Redeem Shares                                                       16
Shareholder Services                                                       16
How Share Price is Determined                                              17
Distributions and Taxes                                                    17
Additional Policies about Transactions                                     18
Conducting Business with the Buffalo Funds                                 20

Investment Objectives and Principal Investment Strategies
-------------------------------------------------------------------------------

The investment  objectives for the Buffalo Balanced,  Buffalo Large Cap, Buffalo
Mid Cap, Buffalo Science & Technology,  Buffalo Small Cap and Buffalo USA Global
Funds are long-term  growth of capital.  In addition,  the Buffalo Balanced Fund also seeks to produce high current  income.  The  investment  objective  for the
Buffalo High Yield Fund is high current income with long-term  growth of capital as a secondary objective.

To pursue their investment  objectives,  the Funds intend to primarily invest as described below:

o  Buffalo  Balanced  Fund  (BUFBX)--in   common  stocks,   convertible   bonds,
convertible  preferred  stocks and corporate  fixed income  securities,  many of which are higher yielding, high-risk fixed income securities.

o Buffalo  High  Yield  Fund  (BUFHX)--at  least 80% of its net assets in higher yielding, high-risk fixed income securities.

o Buffalo  Large  Cap Fund  (BUFEX)--at  least  80% of its net  assets in common stocks  of larger  companies,  most of which  are  listed on the New York  Stock
Exchange.

o Buffalo Mid Cap Fund (BUFMX)--at  least 80% of its net assets in common stocks and other equity securities of medium-sized
     companies.

o Buffalo Science & Technology Fund  (BUFTX)--at  least 80% of its net assets in common stocks and other equity securities of companies  expected to benefit from the development, advancement or use of science and technology.

o Buffalo  Small  Cap Fund  (BUFSX)--at  least  80% of its net  assets in common stocks and other equity securities of smaller companies.

o Buffalo  USA  Global  Fund  (BUFGX)--at  least 80% of its net assets in common stocks of companies based in the United States that have substantial  operations around the globe.  The  international  operations of these U.S. based  companies will provide Fund investors with exposure to at least three foreign countries.

Each Fund's principal investment strategies are described below:

o Buffalo  Balanced Fund invests in a combination  of common  stocks,  corporate bonds and convertible securities,  with many of the debt securities being higher yielding,  high-risk investments. The allocation of assets invested in each type
of  security  is  designed  to  balance  yield  income  and  long-term   capital
appreciation with reduced volatility of returns.  The Fund expects to change its allocation mix over time based on the Advisor's view of economic  conditions and underlying security values. Usually, the Advisor will invest at least 25% of the
Fund's assets in equity securities and at least 25% in fixed income securities.

o Buffalo  High  Yield Fund  normally  invests at least 80% of its net assets in higher  yielding,  high-risk  fixed income  securities.  The Fund's Advisor uses extensive  fundamental  research to identify  investment  opportunities  for the
Fund,  placing  emphasis on relative  value and good corporate  management.  The
Advisor  looks at a number  of  past,  present  and  estimated  future  factors, including 1) financial  strength of the issuer, 2) cash flow, 3) management,  4)
borrowing  requirements and 5)  responsiveness  to changes in interest rates and business conditions.

o Buffalo  Large Cap Fund  normally  invests  at least 80% of its net  assets in common  stocks  of  relatively  larger,  or  "large-cap",  companies.  The  Fund considers a company to be a large-cap company if it has a market  capitalization of $10  billion or greater at the time of  initial  purchase.  In its  selection process for this Fund,  the Advisor seeks to identify  large-cap  companies that are expected to benefit from long-term  industry or  technological  trends.  The
Advisor also selects investments based upon 1) ongoing  fundamental  analysis of industries and the economic cycle, 2) analysis of company-specific  factors such as product cycles,  management,  etc. and 3) rigorous valuation  analysis.  (The
Fund changed its name from Buffalo Equity Fund,  Inc. to Buffalo Large Cap Fund,
Inc. effective February 28, 2002.)

o Buffalo Mid Cap Fund normally invests at least 80% of its net assets in common stocks and other equity  securities  (including  convertibles  and  warrants) of medium-sized,  or  "mid-cap",  companies.  The Fund  considers a company to be a mid-cap company if it has a market  capitalization  between $1.5 billion and $10 billion at the time of initial purchase. In its selection process for this Fund, the Advisor  seeks to identify  mid-cap  companies  that are expected to benefit from  long-term  industry or  technological  trends.  The Advisor  also  selects securities  based on 1)  fundamental  analysis of  industries  and the  economic cycle, 2) company-specific analysis such as product cycles, management, etc. and
3) rigorous valuation analysis.

o Buffalo Science & Technology Fund's principal investment strategy is to select stocks and other equity  securities  (including  convertibles and warrants) that the  Advisor  believes  have  prospects  for  above  average  earnings  based on intensive fundamental research. Holdings can range from small companies that are developing new technologies to blue chip firms with established track records of developing,  producing or distributing  products and services in the science and technology industries.  The Fund may also invest in companies that are likely to benefit from  technological  advances  even if those  companies are not directly involved in the specific  research and  development of the advance.  Some of the industries  likely to be  represented in the Fund's  portfolio are  electronics,
including  hardware,  software  and  components;   communications;   E-commerce;
information  services;  media;  life  sciences  and  healthcare;   environmental
services; chemicals and synthetic materials; and defense and aerospace.

o Buffalo  Small Cap Fund  normally  invests  at least 80% of its net  assets in common stocks and other equity securities (including  convertibles and warrants)
of relatively smaller, or "small-cap",  companies.  The Fund considers a company to be a small-cap company if it has a market  capitalization of up to $1 billion at the time of initial purchase or if the company's market  capitalization would place  it at the  time of  initial  purchase  in the  lowest  20%  total  market capitalization  of  companies  that  have  equity  securities  listed  on a U.S.
national securities  exchange or trading on the NASDAQ system.  Based on current
market   conditions,   the  Fund  targets   companies  with  individual   market
capitalizations  of $2 billion or less at the time of initial  purchase.  In its selection  process  for this  Fund,  the  Advisor  seeks to  identify  small-cap companies that are expected to benefit from long-term  industry or technological trends. The Advisor also selects securities based on 1) fundamental  analysis of industries and the economic cycle, 2) company-specific  analysis such as product cycles, management, etc. and 3) rigorous valuation analysis.

o Buffalo  USA Global  Fund  normally  invests at least 80% of its net assets in common  stocks of  companies  based in the United  States that have  substantial international operations.  The Fund considers a U.S. company to have substantial international operations if the company receives more than 40% of its revenue or income from sales or operations  outside of the U.S. The Fund will diversify its investment in these American companies so that Fund is exposed to the markets of at least three different  foreign  countries.  In its selection process for this
Fund,  the Advisor  seeks to identify  U.S.  based  companies  with  substantial international operations that are expected to benefit from long-term industry or
technological   trends.   The  Advisor  also  selects  securities  based  on  1)
fundamental  analysis of industries and the economic cycle, 2)  company-specific analysis  such as product  cycles,  management,  etc. and 3) rigorous  valuation analysis.

Investment Style and Turnover---The Advisor normally does not engage in active or frequent  trading of the  Funds'  securities.  Instead,  the  Advisor's  general strategy  of  purchasing  securities  for the Funds  based upon what the Advisor believes  are long  term  trends  in  industry  and  technology  tends to reduce turnover of the Funds'  holdings.  This strategy also helps reduce the impact of trading costs on the Funds' performance and the tax consequences of investing in the Funds.  The Advisor may sell a Fund's  securities  for a variety of reasons, such as to secure gains,  limit losses or reinvest in more promising  investment opportunities.  The Funds look to invest in both "growth" and "value"  companies without favoring either of these particular investment styles.

Temporary  Investments--The  Funds intend to hold a small  percentage of cash or high quality,  short-term debt obligations for reserves to cover redemptions and unanticipated expenses.  There may be times, however, when the Funds may respond to adverse market,  economic,  political or other considerations by investing up to 100% of their assets in high  quality,  short-term  debt  securities or other defensive investments for temporary investment purposes. During those times, the
Funds may not achieve their investment  objectives and,  instead,  will focus on preserving your investment.

Changes in Objectives  and  Policies--The  objectives,  strategies  and policies described above explain how each Buffalo Fund is managed and (with the exception of the Mid Cap Fund and the Science &  Technology  Fund and the Large Cap Fund's
definition  of  large-cap)  may only be changed  with the  approval  of a Fund's shareholders.

Principal Risk Factors
-------------------------------------------------------------------------------

Market  Risks--Equity  securities  are subject to market,  economic and business risks that will cause their prices to  fluctuate  over time.  The Buffalo  Funds that normally  invest in equity  securities  will go up and down in value as the equity markets change.  Likewise, the Buffalo Funds that normally invest in debt securities  will go up and down in value as interest  rates  change and as other factors that affect the value of debt  securities  change.  Stock markets can be volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. As with any mutual fund, there is a risk that you could lose money by investing in the Buffalo Funds.

Each Fund's success depends largely on the Advisor's ability to select favorable investments.  Different types of investments shift in and out of favor depending on market and economic conditions.  For example, at various times stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable  than large company  stocks.  Because of this,  each of the Funds will perform  better  or worse  than  other  types of funds  depending  on what is in
"favor."

Sector  Concentration  Risks--Because  the  Buffalo  Science &  Technology  Fund
focuses  its  investments  on  businesses  in  science  and  technology  related industries,  it is more concentrated than other types of broadly invested mutual funds,  including the other Buffalo Funds.  This sector  concentration can cause the Science & Technology Fund to experience significant volatility. Companies in the rapidly  changing fields of science and technology often face unusually high price  volatility,  both in terms of gains and losses.  The  potential  for wide variation in performance is based on the special risks common to such companies.
For  example,  products or services  that first appear  promising  may not prove commercially successful or may quickly become obsolete. Earnings disappointments can  result in sharp  price  declines.  In  addition,  these  industries  can be affected  by  competition  from  new  market  entrants  as  well  as  developing government  regulations  and policies.  Given these risks,  an investment in the
Buffalo Science & Technology Fund may be more suitable for long-term  investors, who are willing to withstand the Fund's potential for volatility.

Larger  Company  Risks--Larger,  more  established  companies  may be  unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller  competitors.  Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Medium-Sized  Company  Risks--Generally,  medium-sized  companies  may have more potential for growth than larger companies. Investing in medium-sized companies,
however,   may  involve  greater  risk  than  investing  in  larger   companies.
Medium-sized  companies  may  not  have  the  management  experience,  financial
resources,   product   diversification  and  competitive   strengths  of  larger
companies,  and,  therefore,  their  securities  may be more  volatile  than the securities of larger, more established  companies.  Medium-sized  company stocks may be bought and sold less often and in smaller  amounts  than  larger  company stocks.  Because  of  this,  if a Fund  wants  to  sell a  large  quantity  of a medium-sized  company's  stock,  it may have to sell at a lower  price  than its investment  advisor might prefer, or it may have to sell in smaller than desired quantities over a period of time. The Funds' Advisor tries to minimize this risk by investing in stocks that are more readily bought and sold.

Smaller Company  Risks--Buffalo  Science & Technology Fund and Buffalo Small Cap
Fund  will,  and the other  Buffalo  Funds may  occasionally,  invest in smaller companies.  Generally,  smaller and less seasoned  companies have more potential for rapid growth.  They also often involve  greater risk than larger  companies, and these  risks are passed on to funds that invest in them.  Smaller  companies
may  not  have  the  management   experience,   financial   resources,   product
diversification and competitive strengths of larger companies. The securities of smaller  companies,  therefore,  tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller  amounts than larger company  stocks.  Because of this, if a Fund wants to sell a large quantity of a smaller  company's stock, it may have to sell at a lower price than its investment  advisor might prefer,  or it may have to sell in smaller  than desired  quantities  over a period of time.
The Funds'  Advisor  tries to minimize this risk by investing in stocks that are more readily  bought and sold.  Given these risks,  an investment in the Buffalo
Science & Technology Fund or the Buffalo Small Cap Fund may be more suitable for long-term investors, who are willing to bear the risk of these fluctuations.

Fixed  Income   Risks--The  yields  and  principal  values  of  debt  securities fluctuate.  Generally,  values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt  securities tend to go down and vice versa. These fluctuations tend to increase as a bond's maturity increases  such that a  longer-term  bond will  increase or decrease  more for a given change in interest rates than a shorter-term bond.

High Yield Risks--Buffalo Balanced and Buffalo High Yield Funds invest in higher yielding, high risk bonds (so called "junk-bonds").These  lower-rated bonds have a greater degree of default risk than  higher-rated  bonds.  Default risk is the possibility  that the issuer will fail to make timely  payments of  principal or
interest.   Lower-rated   securities   may  be  issued  by  companies  that  are
restructuring,  are smaller and less credit  worthy or are more highly  indebted than other  companies.  Lower-rated  debt  securities  tend to have less  liquid markets than higher-rated debt securities, and their market prices tend to react more poorly to adverse  economic and  political  changes,  unfavorable  investor perceptions and negative corporate developments than higher-rated bonds.

International  Risks--International  investing  poses  additional  risks such as currency fluctuation and political instability. Buffalo USA Global Fund attempts to limit these risks by  investing  only in U.S.  companies  with  international operations. Although this investment style is not direct foreign investment, the companies  in which this Fund invests will  directly  experience  these risks in their day-to-day business operations.  Other Buffalo Funds may also occasionally
gain  international   exposure  by  purchasing   American   Depository  Receipts
("ADR's"),  which are securities of foreign  companies  that are  denominated in
U.S.  Dollars.  ADR's are  subject  to similar  risks as other  types of foreign investments.

Past Performance
-------------------------------------------------------------------------------

The tables below and on the  following  pages provide an indication of the risks of investing in the Buffalo  Funds.  The tables on the left side show changes in the total returns  generated by the respective  Fund for each calendar year. The table on the  right  side  includes  several  indexes  against  which  each Fund compares  its  performance.  The  first  index  is a  broad  measure  of  market performance.  Any other index(es) show(s) how the particular Fund's  performance compares with the returns of an index of securities with characteristics similar to those that the Fund typically holds.  Each table reflects all expenses of the respective  Fund and assumes that all dividends and capital gains  distributions have  been  reinvested  in new  shares of the Fund.  A Fund's  past  performance
(before and after taxes) is not  necessarily  an  indication  of how a Fund will perform in the future.

The table on the right  side also  presents  the  impact of taxes on the  Funds'
returns.  The after-tax  returns are  calculated  using the  historical  highest individual  federal  marginal  income tax rates and do not reflect the impact of state or local taxes. It is possible for the figure  representing  "Return After
Taxes on  Distributions  and Sale of Fund  Shares"  to be higher  than the other return  figures for the same period.  A higher  after-tax  return results when a capital loss occurs upon redemption and translates into an assumed tax deduction
that  benefits  the  shareholder.   Actual  after-tax  returns  depend  on  each
investor's  individual  tax  situation  and may differ  from those  shown in the table. The after-tax  returns shown are not relevant to investors who own a Fund in a tax-deferred  account, such as an individual retirement account or a 401(k)
plan, because such accounts are subject to special provisions of the tax code.

Buffalo Balanced Fund
-------------------------------------------------------------------------------

Annual Total Return as of December 31 of Each Year

BAR GRAPH
1995  20.3%
1996  19.3%
1997  15.1%
1998  -2.8%
1999   5.4%
2000   8.1%
2001   0.8%

Year-to-Date Return (through June 30, 2002) = -10.89%
Best Quarter December 31, 2001 = 12.7%
Worst Quarter September 30, 2001 = -14.2%

               Average Annual Total Return as of December 31, 2001

                                                                        Since
                                                       1 Year 5 Years Inception*
Buffalo Balanced Fund
Return Before Taxes                                     0.83%  5.15%    8.18%
Return After Taxes on Distributions                    -0.58%  2.25%    4.78%
Return After Taxes on Distributions and Sale of Fund
Shares                                                  0.44%  2.85%    5.03%
S&P 500(R)Index+                                   -11.87% 10.70%   15.12%
S&P 500(R)Index and Merrill Lynch Bond Fund Index
Weighted Average+                                     -5.17%  9.61%    12.72%
Lipper Balanced Fund Index+                           -3.24%  8.37%    10.52%
*Buffalo Balanced commenced operations in August 1994.
+Reflects no deductions for fees, expenses or taxes.

Buffalo High Yield Fund
-------------------------------------------------------------------------------

Annual Total Return as of December 31 of Each Year

BAR GRAPH
1996  16.7%
1997  15.8%
1998  -5.3%
1999   2.0%
2000   4.4%
2001  10.6%

Year-to-Date Return (through June 30, 2002) = -0.44%
Best Quarter  March 31, 2001 = 7.8%
Worst Quarter  September 30, 1998 = -8.2%

               Average Annual Total Return as of December 31, 2001
                                                                         Since
                                                      1 Year  5 Years Inception*
Buffalo High Yield Fund
Return Before Taxes                                   10.58%   5.23%     8.33%
Return After Taxes on Distributions                    6.85%   1.78%     4.87%
Return After Taxes on Distributions and Sale of Fund
Shares                                                 6.40%   2.45%     5.01%
Merrill Lynch High Yield Bond Index+                   4.48%   3.45%     5.51%
Lipper High Yield Fund Index+                         -1.04%   1.15%     3.81%
*Buffalo High Yield commenced operations in May 1995.
+Reflects no deductions for fees, expenses or taxes.

Buffalo Large Cap Fund (formerly Buffalo Equity Fund)
-------------------------------------------------------------------------------

Annual Total Return as of December 31 of Each Year

BAR GRAPH
1996  29.3%
1997  24.2%
1998  10.7%
1999  15.4%
2000  20.5%
2001 -14.9%

Year-to-Date Return (through June 30, 2002) = -18.10%
Best Quarter  December 31, 1998 = 19.7%
Worst Quarter  September 30, 2001 = -19.8%

               Average Annual Total Return as of December 31, 2001
                                                                        Since
                                                      1 Year  5 Years Inception*
Buffalo Large Cap Fund
Return Before Taxes                                   -14.87%  10.24%    15.49%
Return After Taxes on Distributions                   -15.18%  8.41%     13.18%
Return After Taxes on Distributions and Sale of Fund
Shares                                                -8.97%   7.67%     11.95%
S&P 500(R)Index+                                  -11.87%  10.70%     14.59%
Lipper Capital Appreciation Fund Index+               -15.92%  7.96%     11.10%
*Buffalo Large Cap commenced operations in May 1995.
+Reflects no deductions for fees, expenses or taxes.

Buffalo Mid Cap Fund
-------------------------------------------------------------------------------

Because  the Mid Cap  Fund is new,  it does  not  have a full  calendar  year of performance.  The information  provided for the other Funds will be provided for the Mid Cap Fund when it has a full calendar year of performance.  Buffalo Small
Cap Fund
-------------------------------------------------------------------------------

Annual Total Return as of December 31 of Each Year

BAR GRAPH
1999  34.8%
2000  33.7%
2001  31.2%

Year-to-Date Return (through June 30, 2002) = -8.39%
Best Quarter  December 31m 2001 = 29.1%
Worst Quarter  September 30, 2001 = -16.2%

               Average Annual Total Return as of December 31, 2001
                                                                        Since
                                                              1 Year  Inception*
Buffalo Small Cap Fund
Return Before Taxes                                           31.18%    24.91%
Return After Taxes on Distributions                           31.14%    23.80%
Return After Taxes on Distributions and Sale of Fund Shares
                                                              19.03%    20.48%
S&P 600(R)Small Cap Index+                                  6.56%     4.59%
Russell 2000+                                                  2.49%     5.77%
*Buffalo Small Cap commenced operations in April 1998.
+Reflects no deductions for fees, expenses or taxes.

Buffalo Science & Technology Fund
-------------------------------------------------------------------------------

Because the Science & Technology  Fund is new, it does not have a full  calendar year of  performance.  The  information  provided  for the other  Funds  will be provided for the Science & Technology  Fund when it has a full  calendar year of performance.

Buffalo USA Global Fund
--------------------------------------------------------------------------------

Annual Total Return as of December 31 of Each Year

BAR GRAPH
1996  36.8%
1997  19.0%
1998   7.9%
1999  37.3%
2000   8.8%
2001 -10.5%

Year-to-Date Return (through June 30, 2002) = -13.70%
Best Quarter  December 31, 1999 = 21.2%
Worst Quarter  September 30, 2001 = -17.7%

               Average Annual Total Return as of December 31, 2001
                                                                        Since
                                                     1 Year   5 Years Inception*
Buffalo USA Global Fund
Return Before Taxes                                  -10.54%  11.41%      15.63%
Return After Taxes on Distributions                  -10.54%   8.75%      13.69%
Return After Taxes on Distributions and Sale of Fund
Shares                                               -6.42%    7.93%      12.44%
S&P 500(R)Index+                                 -11.87%   10.70%      14.59%
Lipper Capital Appreciation Fund Index+
                                                     -15.92%   7.96%      11.10%
*Buffalo USA Global commenced operations in May 1995.
+Reflects no deductions for fees, expenses or taxes.

Fees & Expenses
-------------------------------------------------------------------------------

The following  tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

                                                    Buffalo                  Buffalo Science     Buffalo      Buffalo
                      Buffalo      Buffalo High    Large Cap   Buffalo Mid     & Technology     Small Cap   USA Global
                   Balanced Fund    Yield Fund       Fund        Cap Fund          Fund           Fund         Fund
Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge
(Load) Imposed on         None         None          None          None            None           None         None
Purchases
Maximum Deferred          None         None          None          None            None           None         None
Sales Charge (Load)
Maximum Sales Charge
(Load) Imposed on         None         None          None          None            None           None         None
Reinvested Dividends
Redemption Fee*           None         None+         None*         None            None           None         None*
Exchange Fee              None         None          None          None            None           None         None
A $10 fee is imposed for redemptions by wire.
+If you redeem or exchange shares of the Buffalo High Yield Fund within 180 days of purchase, you will be charged a 2.0% redemption fee.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees           1.00%        1.00%         1.00%        1.00%           1.00%           1.00%        1.00%
Distribution (12b-1)      None         None          None          None            None           None         None
Fees
Other Expenses            .08%         .04%          .06%         .16%*            .17%           .01%         .05%
Total Annual Fund         1.08%        1.04%         1.06%        1.16%           1.17%           1.01%        1.05%
Operating Expenses
*"Other Expenses for the Buffalo Mid Cap Fund are based on estimated amounts for the current fiscal year.

Fee Examples
-------------------------------------------------------------------------------

The following examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.  The examples assume that you invest  $10,000  in the Fund for the time  periods  indicated  and then redeem all of your shares at the end of those periods.  The examples also assume that your  investment  has a 5% return  each year and that the Fund's  operating expenses  remain the same.  Although  your actual  costs may be higher or lower, based on these assumptions your costs would be:

                                   1 Year  3 Years  5 Years  10 Years
Buffalo Balanced Fund               $110    $ 343     $595    $1,317
Buffalo High Yield Fund             $106    $331      $574    $1,271
Buffalo Large Cap Fund              $108    $337      $585    $1,294
Buffalo Mid Cap Fund                $118    $368       --       --
Buffalo Science & Technology Fund   $119    $372      $644    $1,420
Buffalo Small Cap Fund              $103    $322      $558    $1,236
Buffalo USA Global Fund             $107    $334      $579    $1,283

Management and Investment Advisor
-------------------------------------------------------------------------------

Kornitzer  Capital  Management,  Inc.,  ("KCM") is the  manager  and  investment advisor for each of the Buffalo  Funds.  KCM was founded in 1989. In addition to managing  and  advising  the  Buffalo  Funds,  it provides  investment  advisory services to a broad variety of  individual,  corporate  and other  institutional clients.  As  manager,  KCM  provides  or  pays  the  cost  of  all  management, supervisory and administrative  services required in the normal operation of the
Funds.  This  includes  investment  management  and  supervision;  fees  of  the custodian,  independent  auditors  and  legal  counsel;  fees  and  expenses  of officers,  directors and other personnel;  rent; shareholder services; and other items incidental to corporate administration.

Operating expenses not required in the normal operation of the Funds are payable by the Funds. These expenses include taxes,  interest,  governmental charges and fees,  including  registration  of the Funds with the  Securities  and  Exchange
Commission and the various states,  brokerage costs, dues, and all extraordinary costs  including  expenses  arising out of anticipated  or actual  litigation or administrative proceedings.

The Buffalo Funds are managed by a team of four individuals.  John Kornitzer has over 30 years of  investment  experience.  He served as  investment  manager  at several Fortune 500 companies prior to founding  Kornitzer  Capital  Management,
Inc.  in 1989.  Kent  Gasaway  joined KCM in 1991 and is a  Chartered  Financial
Analyst  Charterholder with 19 years of research and management  experience.  He holds a Bachelor of Science Degree in Business  Administration from Kansas State
University.  Tom Laming joined KCM in 1993, and he is an  experienced  aerospace engineer and research analyst.  He holds a Bachelor of Science Degree in Physics from the University of Kansas,  a Master of Science  Degree in  Aeronautics  and
Astronautics from the Massachusetts Institute of Technology ("MIT") and a Master
of Business Administration ("MBA") Degree from Indiana University. Rob Male, who joined KCM in 1997, is also a Chartered Financial Analyst Charterholder. Rob was an investment manager with USAA in San Antonio, Texas, from 1992 to 1997 and has over twelve  years of  investment  research  experience.  He holds a Bachelor of
Science Degree in Business  Administration  from the University of Kansas and an
MBA Degree from Southern  Methodist  University.  Tom Laming is the lead manager for the Buffalo USA Global Fund,  Buffalo  Large Cap Fund and Buffalo  Science &
Technology Fund. Kent Gasaway is the lead manager for the Buffalo Balanced Fund,
Buffalo High Yield Fund and Buffalo Small Cap Fund. Rob Male is the lead manager for the Buffalo Mid Cap Fund. For its services,  each Fund pays KCM a fee at the annual rate of one percent (1.00%) of each Fund's average daily net assets.

Jones & Babson,  Inc.  ("J&B") served as the investment  advisor and manager for each of the  Buffalo  Funds  until  February  7,  2001,  at which time KCM began serving in that capacity  (Buffalo Science & Technology Fund and Buffalo Mid Cap
Fund began operations  after the change).  J&B continues to serve as the Buffalo
Funds' principal underwriter and transfer agent. Jones & Babson, Inc. is located at BMA Tower,  700 Karnes Blvd.,  Kansas City, MO 64108,  and Kornitzer  Capital
Management, Inc. is located at 5420 West 61st Place, Shawnee Mission, KS 66205.

Financial Highlights
-------------------------------------------------------------------------------

The financial  highlights tables are intended to help you understand each Fund's financial  performance  for the past five years (or at least  since  inception).
Certain information reflects financial results for a single share of a Fund. The total  returns  in the tables  represent  the rate that an  investor  would have earned  (or  lost) on an  investment  in a Fund,  assuming  reinvestment  of all dividends and  distributions.  This information has been derived from the Funds'
financial statements, which have been audited by Ernst & Young LLP and which are included in the annual report.  The Buffalo Funds' annual report is available at no charge upon request.

Buffalo Balanced Fund
-------------------------------------------------------------------------------

Condensed data for a share of capital
stock outstanding throughout the period.                                     Years Ended March 31,
                                                         2002(a)       2001          2000          1999          1998
Net asset value, beginning of year                          $ 8.97       $ 9.86        $ 8.87        $ 11.50      $ 10.57

Income from investment operations:
Net investment income                                         0.33         0.35          0.57           0.66         0.65
Net gains(losses) on securities (both realized and
unrealized)                                                   0.23       (0.79)          0.87         (1.86)         1.84
Total from investment operations                              0.56       (0.44)          1.44         (1.20)         2.49

Less distributions:
Dividends from net investment income                        (0.26)       (0.45)        (0.45)         (0.66)       (0.65)
Distributions from capital gains                                --           --            --         (0.64)       (0.91)
Distribution in excess of capital gains                         --           --            --         (0.13)           --
Total distributions                                         (0.26)       (0.45)        (0.45)         (1.43)       (1.56)
Net asset value, end of year                                $ 9.27       $ 8.97        $ 9.86         $ 8.87      $ 11.50
Total return                                                 6.48%      (4.58%)        16.78%       (10.49%)       24.76%

Ratios/Supplemental Data
Net assets, end of year (in millions)                         $ 23         $ 28          $ 29           $ 40         $ 55
Ratio of expenses to average net assets                      1.08%        1.06%         1.05%          1.04%        1.04%
Ratio of net investment income to average net assets         2.71%        3.72%         5.82%          6.19%        5.61%
Portfolio turnover rate                                        12%          68%           33%            57%          61%
(a) As required,  effective April 2,2001, the Fund has adopted the provisions of the  AICPA  Audit  and  Accounting  Guide  for  Investment  Companies  and began amortizing premium on debt securities.  The effect of this change for the period ended  March 31, 2002 was to decrease  net  investment  income per share by less than 1/2 of a cent,  increase net realized and  unrealized  gains and losses per share by less  than 1/2 of a cent and the  ratio  of net  investment  income  to average net assets per share was unchanged.  Per share,  ratios and supplemental data for periods  prior to April 1, 2001 have not been  restated to reflect this change in presentation.

Buffalo High Yield Fund
------------------------------------------------------------------------------------------------------------------------------------

Condensed data for a share of capital
stock outstanding throughout the period.                                     Years Ended March 31,
                                                         2002(a)       2001          2000          1999         1998
Net asset value, beginning of year                         $ 10.24      $ 10.21        $ 10.74      $ 12.83      $ 11.73

Income from investment operations:
Net investment income                                         0.73         1.05           1.05         0.93         0.79
Net gains(losses) on securities (both realized and
unrealized)                                                 (0.34)         0.02         (0.54)       (2.18)         1.35
Total from investment operations                              0.39         1.07           0.51       (1.25)         2.14

Less distributions:
Dividends from net investment income                        (0.76)       (1.04)         (1.04)       (0.76)       (0.80)
Distributions from capital gains                                --           --             --       (0.08)       (0.24)
Total distributions                                         (0.76)       (1.04)         (1.04)       (0.84)       (1.04)
Net asset value, end of year                                $ 9.87      $ 10.24        $ 10.21      $ 10.74      $ 12.83
Total return                                                 3.95%       11.16%          4.83%      (9.92%)       18.63%

Ratios/Supplemental Data
Net assets, end of year (in millions)                         $ 70         $ 42           $ 44         $ 58         $ 71
Ratio of expenses to average net assets                      1.04%        1.04%          1.04%        1.05%        1.03%
Ratio of net investment income to average net assets         7.63%       10.30%          9.05%        7.76%        6.43%
Portfolio turnover rate                                        36%          54%            16%          30%          24%
(a) As required,  effective April 2,2001, the Fund has adopted the provisions of the  AICPA  Audit  and  Accounting  Guide  for  Investment  Companies  and began amortizing premium on debt securities.  The effect of this change for the period ended  March 31, 2002 was to decrease  net  investment  income per share by less than 1/2 of a cent,  increase net realized and  unrealized  gains and losses per share by less  than 1/2 of a cent and the  ratio  of net  investment  income  to average net assets per share was unchanged.  Per share,  ratios and supplemental data for periods  prior to April 1, 2001 have not been  restated to reflect this change in presentation.

Buffalo Large Cap Fund (formerly Buffalo Equity Fund)
------------------------------------------------------------------------------------------------------------------------------------

Condensed data for a share of capital
stock outstanding throughout the period.                                     Years Ended March 31,
                                                          2002         2001          2000          1999         1998
Net asset value, beginning of year                         $ 17.99      $ 21.91        $ 16.95      $ 16.94      $ 13.93

Income from investment operations:
Net investment income                                       (0.03)         0.04           0.01         0.01         0.08
Net gains(losses) on securities (both realized and
unrealized)                                                   0.39       (1.98)           5.21         0.40         4.85
Total from investment operations                              0.36       (1.94)           5.22         0.44         4.93

Less distributions:
Dividends from net investment income                        (0.01)       (0.03)         (0.01)       (0.05)       (0.10)
Distributions from capital gains                            (0.20)       (1.95)         (0.25)       (0.38)       (1.82)
Total distributions                                         (0.21)       (1.98)         (0.26)       (0.43)       (1.92)
Net asset value, end of year                               $ 18.14      $ 17.99        $ 21.91      $ 16.95      $ 16.94
Total return                                                 2.06%      (9.86%)         31.07%        2.73%       36.97%

Ratios/Supplemental Data
Net assets, end of year (in millions)                         $ 54         $ 43           $ 34         $ 32         $ 35
Ratio of expenses to average net assets                      1.06%        1.04%          1.05%        1.06%        1.09%
Ratio of net investment income to average net assets       (0.17%)        0.17%          0.04%        0.27%        0.56%
Portfolio turnover rate                                         7%          27%            27%          83%          93%
Effective February 28, 2002, the Buffalo Equity Fund, Inc. changed its name to Buffalo Large Cap Fund, Inc.

Buffalo Mid Cap Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                                      For The Period From December
Condensed data for a share of capital                                                    17, 2001 (Inception) to
Stock outstanding throughout the period.                                                     March 31, 2002

Net asset value, beginning of year                                                                          $ 10.00

Income from investment operations:
Net investment income (loss)                                                                                 (0.01)
Net gains(losses) on securities (both realized and unrealized)                                                 0.13
Total from investment operations                                                                               0.12

Less distributions:
Dividends from net investment income                                                                             --
Distributions from capital gains                                                                                 --
Total distributions                                                                                              --
Net asset value, end of year                                                                                $ 10.12
Total return*                                                                                                 1.20%

Ratios/Supplemental Data
Net assets, end of year (in millions)                                                                          $ 32
Ratio of expenses to average net assets**                                                                     1.16%
Ratio of net investment income to average net assets**                                                      (0.71%)
Portfolio turnover rate                                                                                          3%
*Total return not annualized for periods less than one full year
**Annualized for periods less than one year

Buffalo Science & Technology Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        For The Period From April
Condensed data for a share of capital                                                    16, 2001 (Inception) to
Stock outstanding throughout the period.                                                     March 31, 2002

Net asset value, beginning of year                                                                          $ 10.00

Income from investment operations:
Net investment income (loss)                                                                                 (0.05)
Net gains(losses) on securities (both realized and unrealized)                                                 0.23
Total from investment operations                                                                               0.18

Less distributions:
Dividends from net investment income                                                                             --
Distributions from capital gains                                                                                 --
Total distributions                                                                                              --
Net asset value, end of year                                                                                $ 10.18
Total return*                                                                                                 1.80%

Ratios/Supplemental Data
Net assets, end of year (in millions)                                                                          $ 19
Ratio of expenses to average net assets**                                                                     1.17%
Ratio of net investment income to average net assets**                                                      (0.77%)
Portfolio turnover rate                                                                                          4%
*Total return not annualized for periods less than one full year
**Annualized for periods less than one year

Buffalo Small Cap Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   April 14, 1998
Condensed data for a share of capital                                                             (Inception Date)
stock outstanding throughout the period.                          Years Ended March 31,             to March 31,
                                                             2002         2001          2000            1999
Net asset value, beginning of year                            $ 14.97      $ 15.38        $ 9.49            $ 10.00

Income from investment operations:
Net investment income (loss)                                   (0.03)       (0.01)        (0.03)                .04
Net gains(losses) on securities (both realized and
unrealized)                                                      6.17         1.27          6.13              (.47)
Total from investment operations                                 6.14         1.26          6.10              (.47)

Less distributions:
Dividends from net investment income
                                                                   --           --            --              (.04)
Distributions from capital gains                               (0.03)       (1.67)        (0.21)                 --
Total distributions                                            (0.03)       (1.67)        (0.21)              (.04)
Net asset value, end of year                                  $ 21.08      $ 14.97       $ 15.38             $ 9.49
Total return*                                                  41.04%        8.95%        64.87%            (4.69%)

Ratios/Supplemental Data
Net assets, end of year (in millions)
                                                              $ 1,285         $ 53          $ 35               $ 13
Ratio of expenses to average net assets**
                                                                1.01%        1.04%         1.12%              1.02%
Ratio of net investment income to average net assets**
                                                              (0.44%)      (0.12%)       (0.27%)               .59%
Portfolio turnover rate                                            6%          31%           42%                34%
*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

------------------------------------------------------------------------------------------------------------------------------------

Buffalo USA Global Fund

Condensed data for a share of capital
stock outstanding throughout the period.                                     Years Ended March 31,
                                                          2002           2001          2000         1999         1998
Net asset value, beginning of year                          $ 17.48        $ 25.01      $ 16.27      $ 17.29      $ 14.10

Income from investment operations:
Net investment income                                        (0.06)         (0.01)       (0.03)         0.06         0.07
Net gains(losses) on securities (both realized and
unrealized)                                                    1.42         (4.67)         9.71       (0.51)         4.20
Total from investment operations                               1.36         (4.68)         9.68       (0.45)         4.27

Less distributions:
Dividends from net investment income                             --             --       (0.02)       (0.06)       (0.06)
Distributions from capital gains                                 --         (2.85)       (0.92)       (0.51)       (1.02)
Total distributions                                              --         (2.85)       (0.94)       (0.57)       (1.08)
Net asset value, end of year                                $ 18.84        $ 17.48      $ 25.01      $ 16.27      $ 17.29
Total return                                                  7.78%       (19.80%)       60.72%      (2.52%)       31.33%

Ratios/Supplemental Data
Net assets, end of year (in millions)                          $ 73           $ 49         $ 52         $ 35         $ 45
Ratio of expenses to average net assets                       1.05%          1.03%        1.04%        1.05%        1.09%
Ratio of net investment income to average net assets        (0.39%)        (0.05%)      (0.16%)        0.34%        0.47%
Portfolio turnover rate                                          6%            17%          35%          42%          64%

How to Purchase Shares
------------------------------------------------------------------------------------------------------------------------------------

No Load Funds

o        There are no sales commissions or Rule 12b-1 distribution fees.

How to Buy Shares (see chart on page 20 for details)

o        By phone, internet, mail or wire;
o        Through Automatic Monthly Investments; and,
o        Through exchanges from another Buffalo Fund.

Minimum Initial Investment

o        $2,500 for regular accounts, unless opened via an exchange;
o        $100 for Automatic Monthly Investments;
o        $250 for IRA and Uniform Transfer/Gifts to Minors Accounts; or,
o        $1,000 for exchanges from another Buffalo Fund.

Minimum Additional Investment

o        $100 by phone, internet or mail;
o        $1,000 by wire;
o        $100 for Automatic Monthly Investments ("ACH"); and,
o        $1,000 for exchanges from another Buffalo Fund.

Automatic Monthly Investments

Automatic Monthly  Investments are processed through an automated clearing house
("ACH")  whereby an agreed amount is credited to or debited from a shareholder's preidentified bank account.

Minimum Account Size

You must maintain a minimum  account value equal to the current  minimum initial investment,  which is $2,500 for regular shareholder accounts, unless opened via an exchange.  If your account falls below a minimum due to  redemptions  and not market  action,  the Funds may ask you to increase  the account size back to the minimum. If you do not bring the account up to the minimum amount within 60 days after the Funds contact you, the Funds may close the account and send your money to you or begin charging you fee for falling below the minimum account size.

How to Redeem Shares
-------------------------------------------------------------------------------

You may  withdraw  proceeds  from  your  account  at any  time in the  following amounts:

o  any amount for redemptions requested by mail;
o  $1,000 or more for redemptions wired to a bank or similar account ($10 fee);
o  $50 or more for redemptions by a systematic redemption plan
   (there may be a fee);
o  $1,000 or more for exchanges to another Buffalo Fund;
o  $100 or more for redemptions by automatic monthly exchange to another Buffalo
   Fund;
o  $100 or more via ACH, there is no fee but funds may take 4 days to reach your account; and,
o  Up to $25,000 by internet or telephone (if you requested this option when you opened the account or if you subsequently request this option in writing with a signature guarantee).

Shareholder Services
-------------------------------------------------------------------------------

The  following  services  are  also  available  to  shareholders.   Please  call
1-800-49-BUFFALO (1-800-492-8332) for more information.

o        Uniform Transfers/Gifts to Minors Accounts.
o        Transfer on Death ("TOD") Accounts.
o        Accounts for corporations, partnerships and retirement plans.

o        Traditional IRA accounts.
o        Roth IRA accounts.
o        Coverdell Education Savings Accounts.
o        Simplified Employee Pensions ("SEP's").

How Share Price is Determined
-------------------------------------------------------------------------------

Shares of each Fund are  purchased  or redeemed at its net asset value per share next  calculated  after your purchase  order and payment or redemption  order is properly received by the Funds. In the case of certain institutions,  which have made satisfactory payment or redemption arrangements with the Funds, orders will be processed at the net asset value per share next  effective  after  receipt by that institution.

Each Buffalo Fund's net asset value is calculated by subtracting from the Fund's total  assets  any  liabilities  and then  dividing  into this  amount the total outstanding  shares as of the date of the  calculation.  The net asset value per share is  computed  once  daily,  Monday  through  Friday,  usually at 4:00 p.m.
(Eastern Time), on days when the Funds are open for business (generally the same days that the New York Stock  Exchange is open for  unrestricted  trading).  The
Funds are generally closed on weekends, national holidays and Good Friday.

Each security owned by a Fund that is listed on a securities  exchange is valued at its last  sale  price on that  exchange  on the date as of which  assets  are valued.  Where the security is listed on more than one  exchange,  the Fund will use the price of that exchange  that it generally  considers to be the principal exchange on which the stock is traded.  When market  quotations  are not readily available, any security or other asset is valued at its fair value as determined under  procedures  approved by the applicable  Buffalo Fund's Board.  These fair value  procedures  will also be used to price a security when corporate  events, events in the securities  market and/or world events cause the Funds' management to believe that a security's  last sale price may not reflect its actual  market value.  The intended effect of using fair value pricing  procedures is to ensure that the Funds are accurately priced.

Distributions and Taxes
--------------------------------------------------------------------------------

The Buffalo Balanced and High Yield Funds pay distributions  from net investment income quarterly,  usually in March, June,  September and December.  The Buffalo
Large Cap Fund, Mid Cap Fund,  Science & Technology Fund, Small Cap Fund and USA
Global Fund pay distributions from net investment income semi annually,  usually in June and December.  Distributions from net capital gains realized on the sale of securities  will be declared by the Balanced Fund, Mid Cap Fund and Small Cap
Fund  annually on or before  December  31 and by the High Yield Fund,  Large Cap
Fund,  Science & Technology  Fund and USA Global Fund semi annually,  usually in
June and  December.  Your  distributions  will be  reinvested  automatically  in additional  shares of the Buffalo  Fund in which you have  invested,  unless you have elected on your original application, or by written instructions filed with the Fund,  to have them paid in cash ($10 minimum check  amount).  The Fund will automatically reinvest all dividends under $10 in additional shares of the Fund.
There are no fees or sales charges on reinvestments.

Tax  Considerations--The  Buffalo Funds intend to make distributions that may be taxed,  to taxable  investors,  as  ordinary  income and  capital  gains.  These distributions  may be taxable at different rates depending on the length of time that the Fund holds its assets.  Distributions to taxable investors,  regardless of  whether  the  investor  chooses to have Fund  distributions  paid in cash or additional  shares of the Fund,  will be subject to federal  income tax. For tax purposes,  an  exchange  of shares  in one of the  Buffalo  Funds for  shares of another  Buffalo Fund will be treated as a sale and any gain on the  transaction may be subject to federal  income tax. If you invest in a Buffalo  Fund  shortly before it makes a distribution and you are a taxable  investor,  you may receive some or all of your investment back in the form of a taxable distribution.

Distributions  and gains from the sale or exchange of your  Buffalo  Fund shares will generally be subject to state and local income tax. Non-U.S.  investors may be subject to U.S.  withholding  and estate  tax.  You should  consult  your tax advisor  about the federal,  state,  local or foreign tax  consequences  of your investment in a Buffalo Fund.

Backup  Withholding--By  law, the Buffalo  Funds must withhold a portion of your taxable  distributions  and redemption  proceeds unless you provide your correct social  security/taxpayer  identification  number , certify  that this number is correct,  certify  that you are not subject to backup  withholding,  and certify that you are a U.S. person (including a U.S. resident alien).  The Buffalo Funds must also  withhold  if the IRS  instructs  them to do so. When  withholding  is required,  the amount  will be 30% for  calendar  years  2002 and 2003,  29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

Every  January,  you will  receive a  statement  that  shows  the tax  status of distributions  you  received for the previous  year.  Distributions  declared in
December but paid in January are taxable as if they were paid in December.

Additional Policies about Transactions
-------------------------------------------------------------------------------

The Buffalo  Funds cannot  process a transaction  request  unless it is properly completed as described in this section. To avoid delays,  please call the Funds, if you have any questions  about these  policies.  The Buffalo Funds reserve the right to cancel or change these transaction policies at any time with or without notice.

If you wish to purchase (or redeem) shares of a Buffalo Fund through a broker, a fee may be charged by that broker.  Whereas,  you may contact the Buffalo  Funds directly  to  purchase  and  redeem  shares of the Funds  without  this fee.  In addition,  you may be subject to other policies or  restrictions  of the broker, such as higher minimum account value, etc.

Purchases--The  Buffalo Funds may reject orders when not  accompanied by payment or when in the best interest of the Funds and their shareholders.

Redemptions--The  Buffalo  Funds try to send  proceeds to the proper  party,  as instructed,  as soon as practicable after a redemption request has been received in "good order" and  accepted.  But the Funds  reserve the right,  under certain circumstances,  to delay the payment of redemption proceeds up to seven days (as allowed by  applicable  law).  The Funds  cannot  accept  requests  that contain special  conditions  or effective  dates,  and the Funds may request  additional documentation to ensure that a request is genuine.  Under certain circumstances, the Funds may pay you proceeds in the form of portfolio  securities owned by the
Buffalo  Fund from which you are  redeeming  shares.  If you receive  securities instead of cash, you will incur  brokerage  costs when converting the securities into cash.

If you request a  redemption  within 15 days of  purchase,  the Funds will delay sending your proceeds until unconditional  payment has been collected.  This may take up to 15 days  from the date of  purchase.  For  your  protection,  if your account  address  has been  changed  within  the last 30 days,  your  redemption request  must be in writing and signed by each  account  owner,  with  signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations as permitted by federal law.

Redemption Fee--Effective December 31, 2001, if shares of the Buffalo High Yield
Fund, Inc. are sold or exchanged within 180 days of their purchase, a redemption fee of 2.0% of the value of the shares sold or exchanged  will be assessed.  The
redemption  fee  does  not  apply  to  shares   purchased   through   reinvested
distributions  (dividends and capital gains).  The redemption fee is retained by the Fund to help pay transaction and tax costs that long-term investors may bear when the Fund realizes  capital gains as a result of selling  securities to meet investor redemptions.

Market Timers--The Funds may refuse to sell shares to market timers. You will be considered  a market timer if you (i) request a  redemption  of a Fund's  shares within ninety days or less of an earlier purchase request, (ii) make investments of large amounts of $1 million or more followed by a redemption request in close proximity to the purchase or (iii)  otherwise  seem to follow a timing  pattern.
Shares under common ownership or control are combined for these purposes.

Signature  Guarantees--You  can obtain a  signature  guarantee  from most banks, credit  unions,  savings  & loans  or  securities  broker/dealers.  A  notarized signature  from  a  notary  public  is  not  a  signature  guarantee.  For  your protection, the Funds require a guaranteed signature if you request:

o  A redemption check sent to a different payee, bank or address than that which the Funds have on file;
o  A redemption check mailed to an address that has been changed within the last
   30 days;
o  A redemption for $25,000 or more in writing; and,
o  A change in account registration or redemption instructions.

Corporations,  Trusts and Other Entities--Persons who want to purchase or redeem shares of a Buffalo Fund on behalf of a corporation, in a fiduciary capacity, or in any other  representative  or nominee  capacity  must  provide the Funds with appropriate documentation  establishing their authority to act. The Funds cannot process  requests until all required  documents have been provided.  Please call the Funds if there are questions about what documentation is required.

Exchanges to Another Fund--You must meet the minimum  investment  requirement of the new Buffalo Fund in which you wish to exchange  your  shares.  You must also keep a  minimum  balance  in the  account  of the  Fund  out of  which  you  are exchanging  shares,  unless  you wish to  close  that  account.  The  names  and registrations  on both accounts  must be  identical.  Your shares must have been held in an open  account for 15 days or more,  and the Funds must have  received full  payment  before an  exchange  will be  processed.  You should  familiarize yourself with the new Buffalo Fund in which you are investing.

Telephone/Internet  Services--During  periods of increased market activity,  you may have difficulty  reaching the Funds by telephone.  If this happens,  contact
the   Buffalo   Funds  by  mail  or  by   accessing   the   Funds  web  site  at
www.buffalofunds.com  on the world wide web.  The Funds may  refuse a  telephone request,  including  a request  to redeem  shares of a Fund.  The Funds will use reasonable  procedures to confirm that telephone  instructions  are genuine.  If such  procedures  are  followed  neither the Funds nor any person or entity that provides  services  to the  Buffalo  Funds  will be liable for any losses due to unauthorized  or fraudulent  instructions.  The Funds reserve the right to limit the frequency or the amount of telephone redemption requests.

Shareholder  Information---To help lower the impact of operating costs, the Funds attempt to eliminate mailing duplicate  documents to the same address.  When two or more Buffalo Fund shareholders have the same last name and address, the Funds may  send  only  one  Prospectus,  annual  report,  semiannual  report,  general information  statement  or proxy to that address  rather than  mailing  separate documents to each  shareholder.  Shareholders may opt out of this single mailing at any time by calling the Buffalo Funds, 1-800-49-BUFFALO (1-800-492-8332), and
requesting the additional copies of Fund documents

Conducting Business with the Buffalo Funds
-------------------------------------------------------------------------------

BY PHONE OR INTERNET                         HOW TO OPEN AN ACCOUNT                     HOW TO ADD TO AN ACCOUNT                  HOW TO SELL SHARES                         HOW TO EXCHANGE SHARES
1-800-49-BUFFALO                             If you already have an Buffalo Fund        You may make additional investments       You may withdraw any amount up to          You may exchange existing shares ($1,000
(1-800-492-8332)                             account and you have authorized            ($100 minimum) by telephone/on-line.      $25,000 by telephone/on-line, provided     minimum exchange ) for shares in another
in the Kansas City area (816) 751-5900       telephone/on-line exchanges, you may       After the Funds receive and accept your   that you have previously registered for    Buffalo Fund. The shares being exchanged
                                             open an account in another Buffalo Fund    request, the Funds will deduct from       this service previously. The Funds will    must have been held in an open account
www.buffalofunds.com                         ($1,000 minimum). The names and            your checking account the cost of the     send money only to the address of          for 15 days or more.
                                             registrations on the accounts must be      shares.                                   record, via ACH or by wire.
You must authorize each type  transaction    identical.
on your account application or the on the                                               Availability of this service is subject
appropriate form. If you call, the Fund's                                               to approval by the Funds and the
representative may request personal                                                     participating banks.
identification and tape record the call.

BY MAIL
Initial Purchases and all Redemptions:       Complete and sign the application that     Make your check ($100 minimum) payable    In a letter, include the genuine           In a letter, include the genuine
Buffalo Funds                                accompanies this Prospectus. Your          to UMB Bank, n.a. and mail it to the      signature of each registered owner         signature of each registered owner, the
P.O. Box 219757                              initial investment must meet the account   Funds. Always identify your account       (exactly as registered), the name of       account number, the number of shares or
Kansas City, MO 64121-9757                   minimum requirement. Make your check       number or include the detachable          each account owner, the account number     dollar amount to be exchanged ($1,000
                                             payable to UMB Bank, n.a. and be sure to   investment stub (from your confirmation   and the number of shares or the dollar     minimum) and the name of the Buffalo
Registered/Overnight Mail:                   indicate the name of the Fund in which     statement).                               amount to be redeemed. The Funds will      Fund into which the money is being
Buffalo Funds                                you are investing.                                                                   send money only to the address of          transferred.
c/o DST Systems                                                                                                                   record, via ACH or by wire.
330 W. 9th St.
Kansas City, MO 64105

Subsequent Purchases:
Buffalo Funds
P.O. Box 219779
Kansas City, MO 64121-9779

BY WIRE
UMB Bank, n.a.,                              First, contact the Funds by phone to       Wire share purchases ($1,000 minimum)     Redemption proceeds ($1,000 minimum) may   Not applicable.
Kansas City, Missouri                        receive your account number. You must      should include the names of each          be wired to your pre-identified bank
   ABA#101000695                             then complete an application and send it   account owner, your account number and    account. A $10 fee is deducted. If your
For Buffalo ________________________ Fund    to the Funds via facsimile.  After         the name of the Fund in which you are     written request is received before 4:00
   AC=9870595095                             confirming receipt with the Funds,         purchasing shares. You should notify      P.M. (Eastern Time) the Funds will
OBI = (your account number and account       contact your bank to send the money via    the Funds by telephone that you have      normally wire the money on the following
name)                                        wire-(you must include the Funds'          sent a wire purchase order to UMB Bank,   business day. If the Funds receive your
                                             banking instructions and your account      n.a.                                      written request after 4:00 P.M. (Eastern
                                             number).  Mail your original application                                             Time), the Funds will normally wire
                                             to the Buffalo Funds.                                                                funds on the second business day.
                                                                                                                                  Contact your bank about the time of
                                                                                                                                  receipt and availability.

THROUGH AUTOMATIC TRANSACTION PLANS
You must authorize each type of automatic    Not applicable.                            Automatic Monthly Investment:             Systematic Redemption Plan:                Monthly Exchanges:
transaction on your account application or
complete an authorization form, which you                                               You may authorize automatic monthly       You may specify a dollar amount ($50       You may authorize monthly exchanges from
can obtain from the Funds by request. All                                               investments in a constant dollar amount   minimum) to be withdrawn monthly or        your account ($100 minimum) to another
registered owners must sign.                                                            ($100 minimum) from your checking         quarterly or have your shares redeemed     Buffalo Fund. Exchanges will be
                                                                                        account. The Funds will draft your        at a rate calculated to exhaust the        continued until all shares have been
                                                                                        checking account on the same day each     account at the end of a specified          exchanged or until you terminate the
                                                                                        month in the amount you authorize via     period. A maximum fee of $1.50 may be      service.
                                                                                        ACH.                                      charged for each withdrawal. You must
                                                                                                                                  own shares in an open account valued at
                                                                                                                                  $10,000 when you first authorize the
                                                                                                                                  systematic redemption plan. You may
                                                                                                                                  cancel or change your plan or redeem all
                                                                                                                                  your shares at any time.  The Funds will
                                                                                                                                  continue withdrawals until your shares
                                                                                                                                  are gone or until the Fund or you cancel
                                                                                                                                  the plan.

Buffalo Mutual Funds

Balanced Fund
High Yield Fund
Large Cap Fund
Mid Cap Fund
Science & Technology Fund
Small Cap Fund
USA Global Fund

Additional Information

The Statement of Additional  Information ("SAI") contains additional information about the Funds and is  incorporated  by  reference  into this  Prospectus.  The
Funds'  annual  and  semi  annual  report  to  shareholders  contain  additional information  about each of the Buffalo Fund's  investments and are  incorporated herein by  reference.  In the annual  report,  you will find a discussion of the market  conditions and investment  strategies that  significantly  affected each
Fund's performance during the last fiscal year.

You may obtain a free copy of these  documents by calling,  writing or e-mailing the Funds as shown below.  You also may call the toll free number given below to request other information about the Funds and to make shareholder inquiries.

You may  review  and copy  the SAI and  other  information  about  the  Funds by visiting the  Securities  and Exchange  Commission's  Public  Reference  Room in
Washington,  DC  (202-942-8090)  or by  accessing  the  Edgar  database  on  the
Commission's  Internet site at  http://www.sec.gov.  Copies of this  information also may be  obtained,  upon  payment of a  duplicating  fee,  by writing to the
Public  Reference  Section of the  Commission,  Washington,  DC 20549-0102 or by
sending an e-mail request to publicinfo@sec.gov.

                       Investment Company Act file numbers

                             811-8364 Balanced Fund
                 811-8898 High Yield Fund811-8900 Large Cap Fund
                             811-10303 Mid Cap Fund
                               811-10303 Science &
                                 Technology Fund
                             811-8509 Small Cap Fund
                            811-8896 USA Global Fund

BUFFALO(R) FUNDS                                                         523525

P.O. Box 219757
Kansas City, MO 64121-9757

1-800-49-BUFFALO
(1-800-492-8332)
www.buffalofunds.com

JB9B  (7/02)

                                     PART B

                           BUFFALO BALANCED FUND, INC.
                          BUFFALO HIGH YIELD FUND, INC.
                          BUFFALO LARGE CAP FUND, INC.
                              BUFFALO MID CAP FUND
                           (a series of Buffalo Funds)
                        BUFFALO SCIENCE & TECHNOLOGY FUND
                           (a series of Buffalo Funds)
                          BUFFALO SMALL CAP FUND, INC.
                          BUFFALO USA GLOBAL FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 31, 2002

This Statement of Additional  Information is not a Prospectus but should be read in conjunction with the Funds' current Prospectus,  dated July 31, 2002. Certain information  from the Funds' Annual Report to  Shareholders  is  incorporated by
reference  into  this  Statement  of  Additional  Information.   To  obtain  the
Prospectus or the most recent Annual or Semi-Annual Report to shareholders, free of charge, please call the Funds toll-free at 1-800-49-BUFFALO (1-800-492-8332), or in the Kansas City area (816) 751-5900.

                                TABLE OF CONTENTS

JB65

                                  INTRODUCTION

This Statement of Additional  Information ("SAI") supplements the Buffalo Funds'
Prospectus,  dated  July 31,  2002.  This SAI  provides  additional  information concerning the  organization,  operation and management of the Buffalo  Balanced
Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo
Mid Cap Fund,  Buffalo Science & Technology  Fund,  Buffalo Small Cap Fund, Inc.
and Buffalo USA Global Fund,  Inc.  (collectively,  the  "Buffalo  Funds" or the
"Fund(s)").

All of the Buffalo  Funds are  classified  as  open-end,  management  investment companies  (or series  thereof)  under the  Investment  Company Act of 1940,  as amended (the "1940 Act"), and all of the Funds qualify as diversified  under the
1940 Act and the Federal tax laws. This means that the Funds allow  shareholders to buy and sell shares at any time, as described in the Funds' Prospectus and in this  SAI,  and that the  assets  of the Funds  are  invested  in a  diversified portfolio of securities-qualifying the Funds for pass-through tax treatment.

Kornitzer Capital Management,  Inc. serves as each Fund's manager and investment advisor ("KCM" or the "Advisor").  KCM is responsible for the overall management of each of the Funds and makes the Funds' day-to-day investment decisions.

                    INFORMATION ABOUT THE FUNDS' INVESTMENTS

Investment   Objectives,   Strategies,   Policies  and  Risks.  The  objectives,
strategies  and  policies  discussed  in this SAI and in the  Funds'  Prospectus generally apply when a Fund makes an investment.  If a restriction is met at the time of initial  investment,  a Fund is usually not  required to sell a security because  circumstances  change and the security no longer meets one or more of a
Fund's restrictions.  With regard to the Balanced,  High Yield, Large Cap, Small
Cap and USA Global Funds-unless stated otherwise, the objectives, strategies and policies  described in this SAI and the  Prospectus  may not be changed  without approval of a majority of the applicable Fund's outstanding  shares. With regard to the Mid Cap and the  Science  &  Technology  Funds,  a change  in  investment objectives,  strategies or policies does not require shareholder  approval.  The respective  investment  objectives,  strategies  and  policies  for  each of the
Buffalo Funds are described below.

Buffalo Balanced Fund - seeks, as a primary objective,  long-term capital growth and, as a secondary objective,  high current income. The Fund intends to achieve its primary  objective by investing  primarily in common stocks and by investing secondarily in convertible  bonds and  convertible  preferred  stocks.  The Fund intends to achieve its secondary objective, high current income, by investing in corporate  bonds,  government  bonds,  mortgage-backed  securities,  convertible bonds,  preferred stocks and convertible  preferred stocks.  The Fund will often invest in higher  yielding,  high-risk debt  securities.  The Advisor  generally expects that these debt securities will be rated below  investment  grade by the major rating agencies. The Fund typically invests at least 25% of its net assets in  equity  securities  and at  least  25% of its net  assets  in  fixed  income securities,  although  the  Advisor may deviate  from this  combination  when it believes that doing so is in the best interests of the Fund's shareholders.

The Advisor  expects that the majority of common  stocks  purchased for the Fund will be of larger capitalization  companies with most, if not all, listed on the
New York Stock Exchange. This Fund considers larger capitalization  companies to be those  with  market  capitalization  in excess of $1  billion  at the time of initial  purchase.  The  Fund's  Advisor  does not  intend  to make  wide use of
Nasdaq-listed and other smaller capitalization companies' stocks (companies with market capitalization of less than $1 billion at the time of initial purchase).

The Fund  retains the freedom to invest up to 75% of its net assets in corporate bonds,  convertible  bonds,  preferred stocks and convertible  preferred stocks, including higher yielding,  high-risk debt securities. High risk debt securities are those rated below BBB by  Standard & Poor's  Corporation  ("S&P(R)") or Baa by
Moody's Investors Service,  Inc. ("Moody's") and are commonly called junk bonds.
Yields on such bonds may fluctuate significantly, and, therefore, achievement of the Fund's  investment  objectives may be more dependent on the Advisor's credit analysis ability than it would be for investments in higher rated bonds.

The Fund will not purchase a debt  security that is rated less than B by Moody's or S&P(R)and will only purchase an unrated debt security if the Advisor  believes that the  security is of at least B quality.  Rated debt  securities,  which are downgraded  to below B quality and unrated  debt  securities,  which the Advisor believes have fallen below B quality,  will be sold at the Advisor's discretion, subject  to a  limitation  that the Fund may not hold  more  than 20% of its net assets in debt securities that are rated less than B or that are unrated.

Buffalo  High Yield Fund -  primarily  seeks a high level of current  income and secondarily seeks long-term  capital growth.  The Fund normally invests at least
80% of its net assets in a diversified  portfolio of higher yielding,  high-risk fixed income securities.  The Fund also generally intends to invest up to 10% of its net  assets  in  equity  securities.  The Fund  will  pursue  its  secondary investment objective,  capital growth,  through appreciation of the fixed income securities and the equity securities that it holds. The proportion of the Fund's net assets  invested  in debt and equity  securities  will  change  over time in accordance with the Advisor's analysis of economic conditions and the underlying value of securities.

The Fund may  invest up to 100% of its net  assets in fixed  income  securities, including without  limitation,  corporate bonds,  convertible  bonds,  preferred stocks and convertible  preferred stocks. The Fund may also purchase  government bonds but will not invest in debt securities issued by foreign governments.  The debt  securities  in which  the  Fund  invests  will  typically  be rated  below investment grade by the major rating agencies,  which places greater  importance on the Advisor's  credit  analysis  ability than  investing in higher rated debt securities.

The Fund may purchase and invest up to 20% of its net assets in debt  securities that are rated less than B, by Moody's or S&P(R),  or in unrated,  similar-quality debt securities.  Rated debt securities, which are downgraded to below B quality after purchase,  and unrated debt  securities,  which the Advisor  believes have fallen below B quality after purchase,  are not subject to this limitation,  and such securities will be sold at the Advisor's discretion.  The lowest rated debt security that the Fund will hold is D  quality(defaulted  securities).  Although the Fund will not purchase D quality debt  securities,  the Fund may continue to hold these securities and will sell them at the Advisor's discretion.

The Fund maintains a flexible investment policy with regard to the maturities of the debt  securities  it holds.  But it is presently  expected  that the average maturity of debt securities that the Fund purchases will not exceed 15 years and that the  average  maturity of all  securities  that the Fund holds at any given time will be ten years or less.

If the Advisor believes that a full or partial temporary  defensive  position is necessary,  due to present or  anticipated  market or economic  conditions,  the
Advisor  may take any one or more of the  following  steps to protect the Fund's assets: (1) shorten the average maturity of the Fund's debt securities, (2) hold more or all cash or cash  equivalents  and (3)  emphasize  investment  in higher grade debt securities. If the Advisor implements a defensive position the Fund's yield may decline, and the Fund may not achieve its investment objectives.

Buffalo Large Cap Fund - seeks  long-term  capital  growth by investing at least
80% of its net assets in common stocks of larger, or "large-cap",  companies. As a non-fundamental policy, the Fund considers a company to be a large-cap company if it has a market  capitalization  of $10  billion  or  greater  at the time of initial purchase.  The Fund's non-fundamental policy regarding the definition of large-cap  can be  changed  without  shareholder  approval.  The  Advisor  seeks dividend income as a secondary consideration in its stock selection process. The
Fund will normally invest in a broad array of common stocks that are diversified in terms of companies and industries. The Fund expects that the majority, if not all,  of  companies  in which it  invests  will be listed on the New York  Stock
Exchange.

Buffalo Mid Cap Fund - seeks long-term  capital growth by investing at least 80%
of its net  assets  in common  stocks  and other  equity  securities  (including convertibles and warrants) of medium-sized,  or "mid-cap",  companies.  The Fund considers  a company to be a mid-cap  company if it has a market  capitalization between $1.5 billion and $10 billion at the time of initial  purchase.  The Fund will normally  invest in a broad array of  securities  that are  diversified  in terms of companies and industries.

Buffalo Science & Technology Fund - seeks long-term  capital growth by investing at least 80% of its net  assets in common  stocks  and other  equity  securities
(including  convertibles and warrants) of companies expected to benefit from the development, advancement and use of science and technology. The Fund's principal investment strategy is to select stocks that the Advisor believes have prospects for above average earnings based on intensive fundamental research. Holdings can range from small companies  developing new  technologies to blue chip firms with established  track records of developing and marketing  technology.  Investments may also  include  companies  that are  likely  to  benefit  from  technological advances  even if those  companies  are not  directly  involved in the  specific research and  development  of the advance.  Some of the  industries in which the
Fund may look to invest include:  electronics,  including hardware, software and
components;  communications;   E-commerce;  information  services;  media;  life
sciences  and  healthcare;   environmental  services;  chemicals  and  synthetic
materials; and defense and aerospace.

Buffalo Small Cap Fund - seeks  long-term  capital  growth by investing at least
80% of its net assets in common  stocks and other equity  securities  (including convertibles  and  warrants) of smaller,  or  "small-cap",  companies.  The Fund considers  a  company  to be a  small-cap  company  if,  at the time of  initial purchase,  it has a market  capitalization  of up to $1 billion or in the lowest
20% total market  capitalization of companies that have equity securities listed on a U.S. national securities exchange or trading on the NASDAQ system. Based on current market conditions,  the current target is issuers with individual market capitalization  of $2  billion  or less at the time of  purchase.  The Fund will normally  invest in a broad array of securities that are diversified in terms of companies and industries.

Buffalo USA Global Fund - seeks  long-term  capital growth by investing at least
80% of its net  assets in the  common  stocks of  companies  based in the United
States that have  substantial  international  operations.  The Fund considers an
American  company to have  substantial  international  operations if the company receives more than 40% of its revenue or income from sales or operations outside of the U.S. The Fund will  diversify  its  investment  in these  American  based companies  so that Fund is exposed to the  markets of at least  three  different foreign  countries.  The Fund's  Advisor  measures the 40% minimums in income or revenue from  international  operations by looking at each respective  company's preceding  four  completed  quarters of business or its most recently  completed fiscal  year as of the time that the Fund  makes  its  initial  purchase  of the company's  securities.  The  Advisor  looks to  invest in the  common  stocks of companies that appear to have above average potential for  appreciation;  income is a secondary consideration. Under normal circumstances, the Fund will invest a majority of its assets in common stocks listed on the New York Stock Exchange.

A Fund, as described below, may also pursue the following additional  investment
strategies  and  policies  to  achieve  its  investment  objectives.   A  Fund's
investment  objectives,  strategies or policies may expose the Fund to the risks also discussed below.

Common  stock.  All of the  Buffalo  Funds  may  invest in the  common  stock of companies.  The  purchaser of common stock  receives an ownership  interest in a company and usually certain voting rights with regard to that company. The owner of common stock may  participate in a company's  success  through the receipt of dividends,  which are  distributions  of  earnings by the company to its owners.
Owners of common stock may also  participate  in a company's  success or lack of success through  increases or decreases in the value of the company's  shares as they are traded in the public securities  markets.  But common stocks, and stock markets generally,  can be volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.

Equity  securities.  To the extent that any of the Buffalo Funds purchase equity securities,  other than common stocks,  including preferred stocks,  convertible securities  and  warrants,  they will be exposed to the  following  benefits and risks.

Preferred  stockholders  typically  receive greater dividends and greater voting rights than a company's common stockholders.  Preferred  stockholders,  however, also may not receive  same levels of  appreciation/depreciation  in the value of their stock as a company's common stockholders.

A convertible  security is generally a debt  obligation or preferred  stock that may be converted with a specified period of time into a certain amount of common stock of the same or a  different  issuer.  A  convertible  security  provides a fixed-income  stream and the  opportunity,  through its conversion  feature,  to participate in the capital appreciation resulting from a market price advance in its  underlying  common  stock.  As with a  straight  fixed-income  security,  a convertible  security  tends to increase  in market  value when  interest  rates decline and decrease in value when interest rates rise. Like a common stock, the value of a  convertible  security  also tends to increase as the market value of the underlying  stock rises, and it tends to decrease as the market value of the underlying  stock declines.  Because both interest rate and market movements can influence  its value,  a  convertible  security is not as  sensitive to interest rates as a similar  fixed-income  security  and not as  sensitive  to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment  bank. When issued by an operating  company,  a convertible  security tends  to be  senior  to  common  stock,  but  subordinate  to  other  types  of fixed-income  securities  issued by that company.  When a  convertible  security issued by an operating  company is  "converted",  the  operating  company  often issues new stock to the holder of the convertible  security.  If,  however,  the parity  price,  which is the  price at which the  common  stock  underlying  the convertible  security may be obtained,  of the convertible security is less than the call price,  which is the price of the bond including any premium related to the conversion feature, the operating company may pay out cash instead of common stock. When a convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

In  addition,  the  issuer  of  a  convertible  security  may  be  important  in determining  the  security's  true  value.  This  is  because  the  holder  of a convertible  security  will have  recourse  only to the  issuer.  A  convertible security may be subject to redemption by the issuer,  but only after a specified date and under circumstances established at the time the security is issued.

While the Advisor uses the same criteria to rate a convertible  debt security as it uses to rate a more conventional debt security, a convertible preferred stock is treated  like a  preferred  stock for a Fund's  financial  reporting,  credit rating and investment  limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default  entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the  issuer's  business  prospects  for an indefinite period of time. In addition,  distributions  from preferred stock are dividends,  rather than interest  payments,  and are usually treated as such for corporate tax purposes.

A warrant  allows the holder to purchase a security  at a fixed  price  during a preset time period. The value of a warrant will increase, if the market value of a particular  security  increases after the warrant is purchased.  If the market value of the security decreases after the warrant is purchased or if the term of the warrant expires before it is exercised, the holder of the warrant will incur a loss. Warrants do not provide the holder the right to receive dividends or the right to vote.

Debt  securities.  The Balanced  Fund and the High Yield Fund and, to the extent that they purchase such  securities,  the other Buffalo Funds will be exposed to the  benefits  and  risks  of  investing  in debt  securities.  A debt  security represents a loan of money by the  purchaser  of the  security to the issuer.  A debt security  typically has a fixed payment  schedule that obligates the issuer to pay  interest to the lender and to return the  lender's  money over a certain period of time.  Companies  typically  make  payments  on their debt  securities before they declare and pay  dividends  to holders of their  equity  securities.
Bonds, notes, debentures and commercial paper are types of debt securities. Each of these differs in the length of the issuer's payment schedule, with commercial paper having the shortest payment  schedule.  Independent  rating  organizations rate debt securities based upon their  assessment of the financial  soundness of the issuer, and a lower rating usually indicates higher risk.

The yields and principle values of debt securities fluctuate.  Generally, values of debt securities  change  inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa. These fluctuations  tend to  increase  as a  bond's  maturity  increases  such  that a longer-term  bond will  increase or decrease more for a given change in interest rates than a shorter-term bond.

The Balanced Fund and the High Yield Fund purchase debt securities as previously described in this SAI. Consistent with their investment  objectives,  strategies and policies,  the remaining Buffalo Funds may purchase debt securities that, at the time of initial  purchase,  are rated A or higher by Moody's or S&P(R)or that are unrated,  if the Advisor  determines that the debt security is of comparable quality.  Rated  debt  securities,  which  are  downgraded  below A after  being purchased,  and unrated debt securities,  which the Advisor believes have fallen below  that  level  after  being  purchased,  will  be  sold  at  the  Advisor's discretion.  Each of the Buffalo  Funds may also purchase  debt  securities,  as stated in this SAI's Cash management description, even though such an investment is not consistent with a Fund's objectives or its other strategies or policies.

High yield debt  securities.  The Balanced and High Yield Funds invest in higher yielding,  high-risk debt  securities,  often  referred to as junk-bonds.  These lower-grade  debt  instruments  generally  offer  higher  yields than other debt securities.  They can also carry a greater  risk of  default,  which is the risk that the issuer will not make  interest or principal  payments  when due. In the event of an  unanticipated  default,  the Balanced  and/or High Yield Fund would experience a reduction  in its income,  and could expect a decline in the market value of the securities affected by the default.  During an economic downturn or substantial  period of rising  interest  rates,  highly  leveraged  issuers  may experience  financial  stress that  adversely  affects  their ability to service their principal and interest  payment  obligations,  to meet projected  business goals and to obtain additional financing, and any of these factors could lead to a default.

The market prices of lower-grade debt securities are generally less sensitive to interest rate changes than higher rated  investments  but are more  sensitive to adverse  economic  or  political  conditions  and  negative,  individual  issuer developments. Lower-grade debt securities may also have less liquid markets than higher rated debt  securities,  and their liquidity may be more heavily impacted by adverse  economic,  political  or issuer  conditions.  Negative  publicity or investor  perceptions,  as  well  as new  or  proposed  laws,  may  also  have a significant impact on the market for these debt securities.

Credit quality of lower-grade  securities can change suddenly and  unexpectedly, and, even recently-issued, credit ratings may not fully reflect the actual risks posed by a  particular  higher  yielding,  high-risk  debt  security.  For these reasons,  the Advisor  uses its own  independent  and  ongoing  review of credit quality in addition to the national rating organizations in selecting these debt securities for the Balanced and High Yield Funds.

As mutual  funds  investing in fixed  income  securities,  both of the Funds are subject primarily to interest rate,  income and credit risk.  Interest rate risk is the potential for a decline in bond prices due to rising  interest  rates. In general,  bond prices vary  inversely with interest  rates.  When interest rates rise,  bond prices  generally fall.  Conversely,  when interest rates fall, bond prices generally rise. The change in price depends on several factors, including the bond's  maturity  date. In general,  bonds with longer  maturities  are more sensitive to interest  rates than bonds with shorter  maturities.  The Funds are also  subject  to income  risk,  which is the  potential  for a  decline  in the respective  Fund's income due to falling market  interest  rates. In addition to interest  rate and income risks,  each Fund is subject to credit risk,  which is the risk of  non-payment of interest or principal when due. The credit risk of a
Fund depends on the quality of its investments.

Cash management. Each of the Buffalo Funds may invest a portion of its assets in cash or high-quality,  short-term debt obligations readily changeable into cash.
Such high-quality, short-term obligations include money market securities, money market  mutual  funds,  commercial  paper,  bank  certificates  of  deposit  and repurchase  agreements that are collateralized by government  securities.  These investments may be used for cash management  purposes and to maintain  liquidity in order to satisfy redemption requests or pay unanticipated  expenses,  or they may be used while the Advisor looks for suitable investment opportunities. There may also be times when a Fund attempts to respond to adverse  market,  economic, political  or other  conditions  by  investing up to 100% of its assets in these types of investments for temporary,  defensive purposes.  During such times, the
Fund,  taking the  defensive  position,  will not be able to pursue its  primary investment objective and, instead, will focus on preserving its assets.

In pursuing cash  management  strategies,  the Buffalo Funds apply the following criteria to their investments:

(1)  Certificates  of  deposit,   bankers'   acceptances  and  other  short-term
     obligations must be issued  domestically by United States  commercial banks having  assets of at least $1 billion  and which are members of the Federal
     Deposit Insurance Corporation or holding companies of such banks;
(2)  Commercial  paper  will be  limited  to  companies  rated  P-2 or higher by
     Moody's  or A-2 or higher by S&P(R),  or if not  rated by either  Moody's  or
     S&P(R), a company's commercial paper may be purchased,  if the company has an outstanding  bond  issue  rated Aa or higher by  Moody's or AA or higher by
     S&P(R);
(3)  The  Funds  will  purchase  only   short-term   debt  securities  that  are
     non-convertible,  that have one year or less  remaining  to maturity at the date of  purchase,  and that are  rated Aa or higher  by  Moody's  or AA or higher by S&P(R); and,
(4)  The Funds will purchase only  negotiable  certificates of deposit and other short-term debt obligations of savings and loan associations  having assets of at least $1 billion,  which are  members of the Federal  Home Loan Banks
     Association   and  insured  by  the  Federal  Savings  and  Loan  Insurance
     Corporation.

The securities used for cash  management can go down in value.  The market value of debt securities generally varies in response to changes in interest rates and the financial  condition of each issuer.  During  periods of declining  interest rates,  the value of debt securities  generally  increases.  Conversely,  during periods  of  rising  interest  rates,  the value of these  securities  generally declines.

Repurchase  agreements.  Each of the  Buffalo  Funds may invest in issues of the
United  States  Treasury  or  a  United  States  government  agency  subject  to repurchase agreements. A repurchase agreement involves the sale of securities to a Fund with the concurrent  agreement by the seller to repurchase the securities at the  Fund's  cost plus  interest  at an agreed  rate upon  demand or within a specified  time,  thereby  determining  the yield  during the  Fund's  period of ownership.  The  result  is  a  fixed  rate  of  return  insulated  from  market fluctuations during such period.  Under the 1940 Act, repurchase  agreements are considered loans by a Fund.

The Funds will enter into  repurchase  agreements  only with United States banks having assets in excess of $1 billion,  which are members of the Federal Deposit
Insurance  Corporation,  and  with  certain  securities  dealers  who  meet  the qualifications as set from time to time by the Funds' Board Members. The term to maturity of a repurchase agreement normally will be no longer than a few days.

The use of repurchase  agreements  involves certain risks.  For example,  if the seller of the agreement  defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss when the  securities  are  sold.  If the  seller  of the  agreement becomes  insolvent  and  subject  to  liquidation  or  reorganization  under the
Bankruptcy Code or other laws,  disposition of the underlying  securities may be delayed pending court proceedings.  Finally, it is also possible that a Fund may not be able to perfect its interest in the underlying securities.

Covered call options.  Each of the Buffalo Funds are authorized to write,  which means sell,  covered call options on the  securities in which a Fund invests and to enter into closing  purchase  transactions  with  respect to the  options.  A covered  call option is an option where a Fund,  in return for a premium,  gives another  party  a right  to buy  specified  securities  owned  by the  Fund at a specified  future date and price set at the time of the  contract.  Covered call options are intended to serve as a partial hedge against any declining  price of the underlying  securities.  A closing purchase transaction cancels out a Fund's position  as the writer of an option by means of an  offsetting  purchase  of an identical  option  prior  to the  expiration  of the  option  that  the Fund has written.

Up to 25% of a Fund's net assets may be  subject  to covered  call  options.  By writing covered call options, a Fund gives up the opportunity,  while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition,  a Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

Upon the termination of a Fund's  obligation under a covered call option,  other than through exercise of the option,  the Fund will realize a short-term capital gain or loss. If a Fund  exercises an option and realizes a gain,  the gain will be  short-term  or  long-term  depending  on the period that the stock was held.
Writing of covered call options  creates a straddle that is potentially  subject to the  straddle  rules,  which  result in a  deferral  of some  losses  for tax purposes.

Illiquid  and  restricted  securities.  Each of the Buffalo  Funds may invest in illiquid and restricted  securities,  but these investments will not exceed more than 15% of a particular Fund's net assets.  The Funds consider a security to be illiquid or  restricted,  if it cannot be sold or  disposed  of in the  ordinary course of business within seven days at approximately  the price at which a Fund has valued the  security  due to  restricted  or lack of trading  and not market action.

Illiquid  securities  include  repurchase  agreements  and  time  deposits  with notice/termination dates of more than seven days, certain variable-amount master demand notes that cannot be called within seven days,  certain insurance funding agreements,  certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading  restrictions because they are not  registered  under the  Securities Act of 1933, as amended (the "1933 Act").
Because  illiquid  and  restricted  securities  may be  difficult  to sell at an acceptable price, they may be subject to greater volatility, which may result in a loss to a Fund.

The Buffalo Funds may also,  when consistent  with their  investment  objective, strategies and policies,  purchase  commercial  paper issued pursuant to Section
4(2) of the 1933 Act and domestically  traded securities that are not registered under  the  1933  Act but can be sold to  "qualified  institutional  buyers"  in accordance  with Rule 144A under the 1933 Act ("Rule  144A  Securities").  These securities  will not be considered  illiquid as long as the Advisor  determines, under  guidelines  approved by the  applicable  Fund's  Board  Members,  that an adequate  trading  market  exists.  The  practice  of  investing  in  Rule  144A
Securities  could increase the level of a Fund's  illiquidity  during any period that qualified  institutional  buyers become  uninterested  in purchasing  these securities.

Asset-backed securities. The High Yield Fund, the Mid Cap Fund and the Science &
Technology Fund may invest in asset-backed  securities.  Asset-backed securities are  collateralized  by short  maturity  loans such as  automobile  receivables, credit card  receivables,  other types of receivables or assets.  Credit support for  asset-backed  securities  may be  based  on the  underlying  assets  and/or provided  through  credit  enhancements  by a third  party.  Credit  enhancement techniques include letters of credit,  insurance bonds, limited guarantees-which are  generally  provided  by  the  issuer,  senior-subordinated  structures  and over-collateralization.

As with other fixed-income securities, the value of asset-backed securities will fluctuate  in response  to changing  interest  rates and  developments  with the issuer and the general  economy.  In addition to risks  presented  by changes in interest  rates,  prepayments,  early calls and defaults  can reduce  returns on asset-backed securities.

Sector  concentration.  The  Buffalo  Science  &  Technology  Fund  focuses  its investments in the  securities of businesses in science and  technology  related industries,  which means that it is likely to be more  volatile than a fund that is exposed to a greater variety of industries. The Fund will invest in companies in electronics,  including  hardware,  software and components;  communications;
E-commerce;   information   services;   media;  life  sciences  and  healthcare;
environmental services; chemicals and synthetic materials; defense and aerospace and similar areas.  Companies in these types of industries  often face unusually high gains and losses in the value of their  securities  because of the  special risks they face.  Products or services that first appear promising may not prove
commercially   successful  or  may  quickly   become   obsolete,   and  earnings
disappointments  can result in sharp  price  declines.  Science  and  technology companies can also be affected by competition  from new market  entrants as well as developing government regulations and policies.

International  investing.  International  investing  allows  a  mutual  fund the opportunity  to avoid being  exclusively  tied to the  performance of the United
States  economy  and can  expose  a fund to  growth  in  emerging  markets.  But
international   investing  involves  risks  such  as  currency  fluctuation  and instability.  None of the  Buffalo  Funds  intend to invest  directly in foreign securities or foreign currencies.

The USA Global Fund gains international exposure,  while attempting to limit its risks, by investing  primarily in U.S. companies with substantial  international operations. Although this investment style is not direct foreign investment, the
U.S. companies in which this Fund normally invests will directly  experience the risk of foreign operations in their day-to-day business.

The  Large  Cap,  Mid Cap,  Science  &  Technology  and Small Cap Funds may gain international  exposure by purchasing  American  Depository  Receipts ("ADR's"), which are securities of foreign  companies that are denominated in U.S. Dollars.
ADR's are issued by domestic  banks,  are publicly  traded in the United States, represent ownership in an underlying foreign security and are subject to similar risks as are other types of foreign  investments.  These three Buffalo Funds are authorized  to  invest up to 25% of their  net  assets  in ADR's,  but each Fund presently  expects  to limit  its  investments  in ADR's to less  than 5% of net assets.

Most ADR's are traded on a U.S.  stock  exchange  and are  either  sponsored  or unsponsored.  Issuers of unsponsored  ADR's are not  contractually  obligated to disclose  material  information in the U.S. and,  therefore,  there may not be a correlation between such information and the market value of an unsponsored ADR.
Investing in foreign companies,  even through ADR's, may involve more risks than investing in U.S.  companies.  These risks can increase the potential for losses and may include:  currency risks, like adverse fluctuations in currency exchange rates;  country risks,  including  political,  social and economic  instability,
currency   devaluation  and  policies  that  have  the  effect  of  limiting  or restricting  foreign  investment  or the  movement  of foreign  assets;  unusual
trading  practices;   less  government  supervision;   less  publicly  available
information; limited trading markets and greater volatility, among others. While
ADR's do not involve the same direct  currency and liquidity risks as securities denominated  in a foreign  currency,  their value will  generally be affected by currency  fluctuations  that alter the value of the security  underlying the ADR with respect to the U.S. Dollar.

Larger companies.  The Large Cap Fund and, to the extent that they purchase such securities, the other Buffalo Funds will be exposed to the benefits and risks of investing in the securities of larger  companies.  Larger  companies may be more stable than newer, smaller companies, and securities of larger companies tend to be regularly traded. Larger companies, however, may be unable to respond quickly to new competitive  challenges.  Larger  companies are also sometimes  unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Medium-sized  companies.  The Mid Cap Fund and, to the extent that they purchase such  securities,  the other  Buffalo  Funds will be exposed to the benefits and risks of investing in the  securities of  medium-sized  companies.  Medium-sized companies  may have  more  potential  for  growth  than  larger  companies.  But medium-sized  companies  may  not  have  the  management  experience,  financial resources,  product  diversification  and competitive  strengths of larger, more established  companies.  Medium-sized  company securities also may be bought and sold less often and in smaller amounts than larger company securities. If a Fund wants to sell a large quantity of a medium-sized  company's  securities,  it may have to sell at a lower price or sell in smaller than desired  quantities over a period of time.

Smaller companies.  The Science & Technology Fund and the Small Cap Fund and, to
the extent that they purchase such  securities,  the other Buffalo Funds will be exposed to the  benefits and risks of  investing  in the  securities  of smaller companies.  Smaller, less seasoned companies may have more potential for greater and rapid growth.  But investing in smaller  companies may also involve  greater risk than  investing in larger  companies.  Smaller  companies  may not have the
management  experience,   financial  resources,   product   diversification  and
competitive  strengths of larger,  more established  companies.  Smaller company stocks  also tend to be bought and sold less often and in smaller  amounts  than larger  company  stocks.  If a Fund wants to sell a large  quantity of a smaller company's  securities,  it may have to sell at a lower  price or sell in smaller than desired quantities over a period of time.

Fundamental  Investment  Restrictions.  The  Boards of the  Buffalo  Funds  have adopted the following  investment  restrictions as fundamental policies for each of the respective Buffalo Funds as stated below.  These investment  restrictions cannot be changed without the approval of a majority of the  outstanding  voting securities of the applicable Fund, which means,  under the 1940 Act, the vote of
(1) more than 50% of the outstanding  voting  securities of a Fund or (2) 67% or more of the voting securities of a Fund present at a meeting,  if the holders of more than 50% of the outstanding voting securities are present or represented by proxy at the meeting,  whichever is less. Many of these investment  restrictions recite  the  current  legal  or  regulatory  requirements.  When  the  legal  or regulatory  requirements change, a Fund's applicable investment restrictions may also be  modified to reflect the new legal or  regulatory  requirements  without seeking shareholder approval.

Buffalo Balanced, High Yield, Large Cap and USA Global Funds. These four Buffalo
Funds will not:

(1)  Purchase  the  securities  of any one  issuer,  except  the  United  States government,  if immediately  after and as a result of such purchase (a) the value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding  voting  securities,  or any other class of securities,  of such issuer;
(2)  Engage in the purchase or sale of real estate (unless  acquired as a result of ownership of  securities  or other  instruments  and provided  that this restriction does not prevent a Fund from investing in issuers which invest, deal or  otherwise  engage in  transactions  in real  estate  or  interests therein,  or  investing  in  securities  that are secured by real estate or interests  therein),  commodities (unless acquired as a result of ownership of securities or other  instruments and provided that this restriction does not prevent a Fund from engaging in transactions  in securities  secured by physical commodities) or futures contracts;
(3)  Underwrite the  securities of other issuers  (except that a Fund may engage in  transactions  involving the  acquisition,  disposition or resale of its portfolio securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933);
(4)  Make  loans  to any of its  officers,  directors  or  employees,  or to its manager, general distributor or officers or directors thereof;
(5)  Make any loan (the purchase of a security subject to a repurchase agreement or the  purchase  of a portion  of an issue of  publicly  distributed  debt securities is not considered the making of a loan);
(6)  Invest in companies for the purpose of exercising control of management;
(7)  Purchase securities on margin, or sell securities short, except that a Fund may write covered call options;
(8)  Purchase shares of other investment  companies except in the open market at
     ordinary   broker's   commission  or  pursuant  to  a  plan  of  merger  or
     consolidation;
(9)  Invest in the  aggregate  more than 5% of the value of its gross  assets in the securities of issuers (other than federal, state, territorial, or local governments,  or corporations,  or authorities established thereby), which, including  predecessors  have not had at least  three  years of  continuous operations;
(10) Except for transactions in its shares or other securities through brokerage practices,  which  are  considered  normal  and  generally  accepted  under circumstances  existing at the time,  enter into dealings with its officers or directors,  its manager or underwriter,  or their officers or directors, or any organization in which such persons have a financial interest;
(11) Borrow or pledge its assets under normal circumstances, except up to 10% of its  total  assets  (computed  at the lower of fair  market  value or cost)
     temporarily  for  emergency  or  extraordinary  purposes,  and  not for the purpose of  leveraging  its  investments,  and  provided  further  that any borrowing  in  excess of the 5% of the total  assets of a Fund  shall  have asset  coverage of at least 3 to 1;
(12) Make  itself or its assets  liable for the indebtedness of others;
(13) Invest in securities which are assessable or involve unlimited liability;
(14) Make investments that result in the concentration,  as that term is defined by the 1940  Act,  any  rule or order  thereunder  or U.S.  Securities  and
     Exchange   Commission  ("SEC")  staff   interpretation   thereof,   of  its
     investments  in the  securities  of issuers  primarily  engaged in the same industry;  the  SEC  staff  has  taken  the  position  that a  mutual  fund concentrates its investments in a particular industry if 25% or more of its total  assets are  invested  in  issuers  within  the same  industry;  this restriction  does not limit a Fund from investing in obligations  issued or
     guaranteed   by  the  U.S.   Federal   Government,   or  its   agencies  or
     instrumentalities;  in applying this fundamental policy concerning industry concentration, it is a matter of non-fundamental policy that investments in certain  broader  categories  of  companies  will not be  considered  to be investments in the same industry; in particular,  technology companies will be divided  according to their  products and  services-hardware,  software, information services and outsourcing,  and telecommunications  will each be
     considered  separate  industries;   financial  service  companies  will  be
     classified according to the end users of their services-automobile finance, bank  finance and  diversified  finance  will each be  considered  separate industries;  asset-backed  securities  will be classified  according to the underlying  assets securing such securities;  and utility companies will be divided according to their  services-gas,  gas  transmission,  electric and telephone will each be considered separate industries; or,
(15) Purchase or retain  securities  of any  company in which any Fund  officer, director or the Advisor-its partners, officers or director-beneficially own more  than 1/2 of 1% of such  company's  securities,  if all  such  persons owning  more  than  1/2  of 1% of  such  company's  securities,  own in the aggregate more than 5% of the outstanding securities of such company.

Buffalo Small Cap Fund.  The Buffalo Small Cap Fund will not:

(1)  As to 75% of its total assets,  purchase the  securities of any one issuer, except the United States  government,  if immediately after and as a result of such purchase (a) the value of the Fund's  holdings in the securities of such issuer exceeds 5% of the value of the Fund's total assets,  or (b) the
     Fund owns more than 10% of the outstanding voting securities,  or any other class of securities, of such issuer;
(2)  Engage in the purchase or sale of real estate (unless  acquired as a result of ownership of  securities  or other  instruments  and provided  that this restriction  does not  prevent  the Fund from  investing  in issuers  which invest,  deal  or  otherwise  engage  in  transactions  in real  estate  or interests  therein,  or  investing in  securities  that are secured by real estate or interests  therein),  commodities (unless acquired as a result of ownership  of  securities  or other  instruments  and  provided  that  this restriction  does not prevent the Fund from  engaging  in  transactions  in securities secured by physical commodities) or futures contracts;
(3)  Underwrite the securities of other issuers (except that the Fund may engage in  transactions  involving the  acquisition,  disposition or resale of its portfolio securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933);
(4)  Make loans to other  persons,  except by the  purchase of debt  obligations which are permitted under its policy (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan);
(5)  Purchase  securities on margin, or sell securities  short,  except that the
     Fund may write covered call options;
(6)  Borrow or pledge its credit under normal circumstances, except up to 10% of its  total  assets  (computed  at the lower of fair  market  value or cost)
     temporarily  for  emergency  or  extraordinary  purposes,  and  not for the purpose of  leveraging  its  investments,  and  provided  further  that any borrowing  in excess of the 5% of the total  assets of the Fund  shall have asset coverage of at least 3 to 1; or,
(7)  Make investments that result in the concentration,  as that term is defined by the 1940 Act, any rule or order  thereunder or SEC staff  interpretation thereof,  of its investments in the securities of issuers primarily engaged in the same  industry;  the SEC staff has taken the position  that a mutual fund  concentrates its investments in a particular  industry if 25% or more of its total assets are invested in issuers within the same industry;  this restriction does not limit the Fund from investing in obligations issued or
     guaranteed   by  the  U.S.   Federal   Government,   or  its   agencies  or
     instrumentalities;  in applying this fundamental policy concerning industry concentration, it is a matter of non-fundamental policy that investments in certain  broader  categories  of  companies  will not be  considered  to be investments in the same industry; in particular,  technology companies will be divided  according to their  products and  services-hardware,  software, information services and outsourcing,  and telecommunications  will each be
     considered  separate  industries;   financial  service  companies  will  be
     classified according to the end users of their services-automobile finance, bank  finance and  diversified  finance  will each be  considered  separate industries;  asset-backed  securities  will be classified  according to the underlying  assets securing such securities;  and utility companies will be divided according to their  services-gas,  gas  transmission,  electric and telephone will each be considered separate industries.

Buffalo Mid Cap and Science & Technology  Funds.  Neither of these Buffalo Funds will:

(1)  As to 75% of their respective total assets,  purchase the securities of any one issuer,  except the United States government,  if immediately after and as a result of such  purchase  (a) the value of the Fund's  holdings in the securities  of such  issuer  exceeds  5% of the value of the  Fund's  total assets,  or (b) the  Fund  owns  more  than 10% of the  outstanding  voting securities, or any other class of securities, of such issuer;
(2)  Make investments that result in the concentration,  as that term is defined by the 1940 Act, any rule or order  thereunder or SEC staff  interpretation thereof,  of its investments in the securities of issuers primarily engaged in the same  industry;  the SEC staff has taken the position  that a mutual fund  concentrates its investments in a particular  industry if 25% or more of its total assets are invested in issuers within the same industry;  this restriction does not limit either Fund from investing in obligations issued
     or  guaranteed  by  the  U.S.  Federal  Government,   or  its  agencies  or
     instrumentalities;  in applying this fundamental policy concerning industry concentration, it is a matter of non-fundamental policy that investments in certain  broader  categories  of  companies  will not be  considered  to be investments in the same industry; in particular,  technology companies will be divided  according to their  products and  services-hardware,  software, information services and outsourcing,  and telecommunications  will each be
     considered  separate  industries;   financial  service  companies  will  be
     classified according to the end users of their services-automobile finance, bank  finance and  diversified  finance  will each be  considered  separate industries;  asset-backed  securities  will be classified  according to the underlying  assets securing such securities;  and utility companies will be divided according to their  services-gas,  gas  transmission,  electric and telephone will each be considered separate industries;
(3)  Borrow money or issue senior  securities,  except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit; the regulatory limits  allow  either  Fund to  borrow  up to 5% of its  total  assets  for temporary  purposes and to borrow from banks,  provided  that if borrowings exceed  5%,  the Fund  must  have  assets  totaling  at  least  300% of the borrowing  when the amount of the  borrowing  is added to the Fund's  other assets; the effect of this provision is to allow either Fund to borrow from banks  amounts up to  one-third  (33 1/3%) of its total  assets,  including those assets represented by the borrowing;
(4)  Underwrite  the  securities of other  issuers,  except that either Fund may engage in transactions involving the acquisition,  disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933;
(5)  Purchase or sell real estate,  unless  acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent  either  Fund from  investing  in  issuers  which  invest,  deal or otherwise  engage in transactions in real estate or interests  therein,  or investing  in  securities  that are  secured  by real  estate or  interests therein;
(6)  Purchase  or sell  physical  commodities,  unless  acquired  as a result of ownership  of  securities  or other  instruments  and  provided  that  this restriction  does not  prevent  either Fund from  engaging in  transactions involving  futures contracts and options thereon or investing in securities that are secured by physical commodities; or,
(7)  Make loans,  provided that this  restriction  does not prevent  either Fund from purchasing debt obligations,  entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors.

Non-Fundamental   Investment  Restrictions.   In  addition  to  the  objectives,
strategies  and  policies  described  in the  Prospectus  and  this  SAI and the fundamental  investment  restrictions described above, the Boards of the Buffalo
Funds have adopted the  following  investment  restrictions  as  non-fundamental policies  for the  respective  Buffalo  Funds.  A Fund's  Board may change these non-fundamental investment restrictions without shareholder approval.

Buffalo Balanced, High Yield, Large Cap and USA Global Funds. These four Buffalo
Funds are permitted to invest in other investment  companies on the open market, including  open-end,  closed-end or unregistered  investment  companies,  either within  the  percentage  limits  set  forth in the 1940  Act,  any rule or order thereunder  or SEC  staff  interpretation  thereof  or  without  regard  to such percentage  limits in  connection  with a  corporate  event  (meaning  a merger, reorganization, consolidation or similar transaction). Current regulatory limits allow a Fund to invest,  outside  of a  corporate  event,  up to 5% of its total assets in the securities of any one investment company, without owning more than
3% of any investment  company or having more than 10% of its total assets in the securities of other investment companies.  These Funds also may not operate as a fund of funds that invests primarily in the shares of other investment companies as  permitted  by  Section  12(d)(1)(G)  of the 1940 Act,  if its own shares are utilized as investments by such a fund of funds.

Buffalo Small Cap Fund. The Buffalo Small Cap Fund will not:

(1)  Invest in companies for the purpose of exercising control of management;
(2)  Purchase shares of other investment  companies except in the open market at
     ordinary   broker's   commission  or  pursuant  to  a  plan  of  merger  or
     consolidation;
(3)  Invest in the  aggregate  more than 5% of the value of its gross  assets in the securities of issuers (other than federal, state, territorial, or local governments,  or corporations,  or authorities established thereby), which, including  predecessors  have not had at least  three  years of  continuous operations; or,
(4)  Except for transactions in its shares or other securities where such person is acting as broker and the brokerage  fees and  practices  are  considered normal and generally accepted under the circumstances existing at the time, enter  into  dealings  with its  officers  or  directors,  its  manager  or underwriter,  or their officers or directors,  or any organization in which such persons have a financial interest.

Buffalo  Science & Technology  Fund. The Buffalo  Science & Technology Fund will not:

(1)  Invest in other investment  companies,  including  open-end,  closed-end or unregistered investment companies,  outside of a corporate event (meaning a merger, reorganization,  consolidation or similar transaction),  beyond the current regulatory  limits,  which allow the Fund to invest up to 5% of the
     Fund's  total  assets  in the  securities  of any one  investment  company, without owning more than 3% of any  investment  company or having more than
     10% of its total assets in the securities of other investment companies, or operate as a fund of funds that  invests  primarily  in the shares of other investment  companies as permitted by Section  12(d)(1)(G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds; or,
(2)  Invest more than 15% of its net assets in  securities  that it can not sell or dispose of in the ordinary  course of business within seven days, due to restricted trading, at approximately the value at which the Fund has valued the investment; or,
(3)  Borrow for the purpose of leveraging its investments;  in this regard,  the
     Fund will not purchase  portfolio  securities when borrowings  exceed 5% of its total assets.

Buffalo Mid Cap Fund. The Buffalo Mid Cap Fund will not:

(1)  Invest in other investment  companies,  including  open-end,  closed-end or unregistered investment companies,  outside of a corporate event (meaning a merger, reorganization,  consolidation or similar transaction),  beyond the current regulatory  limits,  which allow the Fund to invest up to 5% of the
     Fund's  total  assets  in the  securities  of any one  investment  company, without owning more than 3% of any  investment  company or having more than
     10% of its total assets in the securities of other investment companies, or operate as a fund of funds that  invests  primarily  in the shares of other investment  companies as permitted by Section  12(d)(1)(G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds; or,
(2)  Borrow for the purpose of leveraging its investments;  in this regard,  the
     Fund will not purchase  portfolio  securities when borrowings  exceed 5% of its total assets.

Fund Securities  Transactions.  The Advisor makes the decisions about buying and selling  securities  for the Buffalo  Funds.  It selects  brokers and dealers to execute securities  transactions,  allocates  portfolio  brokerage and principal business and  negotiates  commissions  and prices for  securities.  In instances where  securities  are purchased on a commission  basis,  the Advisor seeks best execution of transactions at competitive and reasonable  commission  rates based on all  circumstances  related  to the  trade.  The  Funds  paid  the  following brokerage commissions for time periods stated:

                                Fiscal Year     Fiscal Year      Fiscal Year
                                  Ended            Ended           Ended
                                March 31, 2000  March 31, 2001   March 31, 2002
   Name of Fund
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Buffalo Balanced                  $27,377           $28,672         $9,772
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Buffalo High Yield                $ 8,178           $ 4,669         $3,528
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Buffalo Large Cap                 $29,603           $41,196        $28,568
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Buffalo Mid Cap*                    N/A               N/A          $46,736
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Buffalo Science & Technology*       N/A               N/A          $27,309
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Buffalo Small Cap                 $47,892         $75,293       $1,176,113
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Buffalo USA Global                $25,658         $41,014          $38,710
-----------------------------------------------------------------------------
*Buffalo Mid Cap commenced operations on December 17, 2001, and Buffalo
Science & Technology Fund commenced operations on April 16, 2001.

The level of brokerage  commissions  generated by a Fund is directly  related to the  number  and the size of the buy and sell  transactions  into which the Fund enters.  The  frequency and size of these  transactions  are affected by various factors such as cash flows into and out of a Fund, the Advisor's  interpretation of the market or economic environment, etc.

The Funds believe it is in their best  interest to have a stable and  continuous relationship  with  a  diverse  group  of  financially  strong  and  technically qualified  broker  dealers who will provide  quality  executions at  competitive rates.  Broker dealers  meeting these  qualifications  also will be selected for their demonstrated loyalty to the respective Fund, when acting on its behalf, as well as for any research or other services  provided to the respective Fund. The
Funds may execute a substantial  portion of the portfolio  transactions  through brokerage firms that are members of the New York Stock Exchange or through other major  securities  exchanges.  When buying  securities  in the  over-the-counter market,  the Funds will select a broker who  maintains a primary  market for the security unless it appears that a better  combination of price and execution may be obtained elsewhere.  The Funds will not normally pay a higher commission rate to broker  dealers  providing  benefits  or  services to it than it would pay to broker dealers who did not provide such benefits or services. However, the Funds reserve the right to do so within the principles set out in Section 28(e) of the
Securities  Exchange  Act of 1934 when it appears that this would be in the best interests of the shareholders.

No  commitment  is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio  securities,  and no specific formula is used in placing such business.  Allocation is reviewed  regularly by both the
Funds' Boards and the Advisor.

Since the Funds do not market  their  shares  through  intermediary  brokers and dealers,  it is not the Funds'  practice  to  allocate  brokerage  or  principal business  on the basis of sales of their  shares that may be made  through  such firms.  However,  they may place portfolio  orders with qualified broker dealers who recommend the Funds to their clients, or who act as agent in the purchase of the Funds' shares for their clients.

Research  services  furnished by broker  dealers may be useful to the Advisor in serving other clients,  as well as the respective Buffalo Funds.  Likewise,  the
Funds may benefit  from  research  services  obtained  by the  Advisor  from the placement of its other clients' portfolio brokerage.

When the  Advisor,  in its  fiduciary  capacity,  believes  it to be in the best interest  of a Fund's  shareholders,  a Fund may join with the  Advisor's  other clients in acquiring or disposing of a security. Securities acquired or proceeds obtained will be equitably  distributed  among the Fund and the Advisor's  other clients participating in such a transaction.  In some instances, this investment procedure  may affect the price  paid or  received  by a Fund or the size of the position obtained by a Fund.

                              PERFORMANCE MEASURES

The Funds may advertise  "average  annual total return" over various  periods of time. Such total return figures show the average  percentage  change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period.  These figures reflect changes in the price of each
Fund's  shares  and  assume  that any  income  dividends  and/or  capital  gains distributions  made by the Funds during the period were  reinvested in shares of the Funds.  Figures will be given for recent one-,  five- and ten-year  periods, when  applicable,  and may be given  for  other  periods  as well,  such as from commencement  of  the  Fund's  operations,  or  on a  year-by-year  basis.  When considering  "average" total return figures for periods longer than one year, it is important  to note that a Fund's  annual total return for any one year in the period might have been greater or less than the average for the entire period.

Total Return.  The Funds' "average  annual total return"  figures  described and shown below are computed according to a formula prescribed by the Securities and
Exchange Commission. The formula can be expressed as follows:

   P(1+T)n   = ERV

   Where:      P   = a hypothetical initial payment of $1,000.
               T   = average annual total return.

               n   = number of years.

               ERV = Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the  beginning of the 1, 5 or 10 year (or other)  periods at  the  end  of  the 1, 5 or 10  year  (or  other)  periods  (or fractional portions thereof).

From time to time,  Buffalo  Balanced Fund and Buffalo High Yield Fund may quote their yield in advertisements,  shareholder  reports or other  communications to shareholders.  Yield is calculated  according to the following  standardized SEC formula.

Current  yield  reflects the income per share earned by the Fund's  investments.
Current  yield is  determined  by dividing the net  investment  income per share earned  during a 30-day base period by the maximum  offering  price per share on the last day of the period and annualizing the result.  Expenses accrued for the period include any fees charged to all shareholders during the base period.

The SEC standardized yield formula is as follows:

                 a - b   6
   Yield = 2((----- + 1)  - 1)
                  cd

   Where:

   a =   dividends and interest earned during the period.
   b =   expenses accrued for the period (net of reimbursements).
   c =   the average daily number of shares outstanding during the period that were entitled to receive dividends.
   d =   the maximum offering price per share on the last day of the period.

Performance Comparisons. In advertisements or in reports to shareholders, a Fund may  compare  its  performance  to that  of  other  mutual  funds  with  similar investment  objectives and to stock or other relevant indices.  For example,  it may compare its performance to rankings prepared by Lipper Analytical  Services,
Inc.  (Lipper),  a widely  recognized  independent  service  that  monitors  the performance  of mutual  funds.  A Fund may also compare its  performance  to the
Standard & Poor's 500 Stock Index ("S&P 500(R)"),  an index of unmanaged groups of common stocks, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial  companies  listed on the NYSE,  the Russell 2000
Index, a small company stock index, or the Consumer Price Index.

Performance rankings, recommendations, published editorial comments and listings reported in Barron's, Business Week, Financial World, Forbes, Investors Business
Daily, Kiplinger's Personal Finance Magazine, Money, Mutual Fund Magazine, Smart
Money, The Wall Street Journal, U.S. News & World Report, USA Today, Fortune and
Stanger's  may also be cited (if a Fund is listed  in any such  publication)  or used for  comparison,  as well as  performance  listings and  rankings  from CDA
Investment Technologies,  Inc., Donoghue's Money Letter,  Donoghue's Mutual Fund
Almanac, Income and Safety, Louis Rukeyser's Wall Street newsletter, Morningstar
Mutual  Funds,  No-Load Fund  Investor,  No-Load Fund  Analyst,  No-Load Fund X,
Personal  Finance,  The Mutual Fund Letter,  United  Mutual Fund  Selector,  and
Wiesenberger Investment Companies Service.

The table below shows the average  annual total return for each of the Funds for the specified periods.

------------------------------- --------------- ---------- ----------- ----------- ---------------- ----------- -------------
                                BALANCED FUND              LARGE       MID CAP        SCIENCE &     SMALL CAP    USA GLOBAL
                                                HIGH
                                                YIELD
                                                  FUND      CAP FUND      FUND     TECHNOLOGY FUND     FUND         FUND
------------------------------- --------------- ---------- ----------- ----------- ---------------- ----------- -------------
------------------------------- --------------- ---------- ----------- ----------- ---------------- ----------- -------------
For the year                        6.48%         3.95%      2.06%        N/A            N/A          41.04%       7.78%
4/1/01 - 3/31/02
------------------------------- --------------- ---------- ----------- ----------- ---------------- ----------- -------------
------------------------------- --------------- ---------- ----------- ----------- ---------------- ----------- -------------
For the five years                  5.79%         5.30%      11.15%       N/A            N/A           N/A         12.20%
4/1/97 - 3/31/02
------------------------------- --------------- ---------- ----------- ----------- ---------------- ----------- -------------
------------------------------- --------------- ---------- ----------- ----------- ---------------- ----------- -------------
From beginning of operations        8.15%         8.23%      14.14%      1.20%          1.80%         24.90%       15.64%
to 3/31/02*
------------------------------- --------------- ---------- ----------- ----------- ---------------- ----------- -------------
*Buffalo  Balanced Fund commenced  operations on August 12, 1994.  Buffalo Large
Cap Fund,  Buffalo  High Yield Fund and Buffalo  USA Global Fund each  commenced operations on May 19, 1995. Buffalo Small Cap Fund commenced operations on April
14, 1998.  Buffalo Science & Technology  Fund commenced  operations on April 16,
2001, and Buffalo Mid Cap Fund commenced operations on December 17, 2001.

                          PURCHASING AND SELLING SHARES

Purchases. Neither the Funds nor the entities that provide services to them (the
"Fund  Complex") will be responsible for the  consequences of delays,  including delays in the banking or Federal Reserve wire systems.  The Funds cannot process transaction requests that are not completed properly. If you use the services of any other  broker to  purchase  or redeem  shares of the Fund,  that  broker may charge you a fee.  Shares of the Funds may be purchased  directly  from the Fund without  these fees.  Each order  accepted  will be fully  invested in whole and fractional shares of the Funds, unless the purchase of a certain number of whole shares is specified,  at the net asset value per share next effective  after the order is accepted by the Fund.

Each  investment  is confirmed by a  year-to-date  statement  that  provides the details of the immediate transaction, plus all prior transactions in the account for the current year.  This includes the dollar amount  invested,  the number of shares  purchased or redeemed,  the price per share,  and the  aggregate  shares owned. A transcript of all activity in the account during the previous year will be  furnished  each  January.  By  retaining  each  annual  summary and the last year-to-date  statement, a customer will have a complete detailed history of the account that also provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson,  Inc. at its cost, subject to a minimum charge of $5 per account, per year requested.

Normally, the shares you purchase are held by the Fund in open account,  thereby relieving  you of the  responsibility  of  providing  for the  safekeeping  of a negotiable share certificate.  Should you have a special need for a certificate, one will be issued on request  for all or a portion of the whole  shares in your account.  A charge of $25 will be made for any certificates  issued. In order to protect the interests of the other shareholders, share certificates will be sent to those shareholders who request them only after the Funds have determined that unconditional  payment for the shares  represented by the  certificate  has been received by its custodian, UMB Bank, n.a.

The Fund Complex  reserves the right in its sole  discretion  to withdraw all or any part of the offering  made by the  Prospectus or to reject  purchase  orders when, in the judgment of Funds  management,  such  withdrawal or rejection is in the best interest of the Funds and their shareholders.

The Fund Complex  reserves the right to refuse to accept  orders for Fund shares unless  accompanied by payment,  except when a responsible  person has agreed to indemnify the Funds against  losses  resulting  from the failure of investors to make  payment.  If  an  order  to  purchase  shares  must  be  canceled  due  to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such  cancellation.  To recover any such loss,  the Fund  Complex reserves the right to redeem shares  owned/held by any purchaser  whose order is canceled.  The purchaser  may also be  prohibited  from or restricted in placing further orders.

Sales  (Redemptions).   The  Fund  Complex  will  not  be  responsible  for  the
consequences of delays that are out of its immediate  control,  including delays in the  banking  or Federal  Reserve  wire  systems.  The Funds  cannot  process transaction  requests  that are not  completed  properly.  The Fund Complex must receive an  endorsed  share  certificate  with a  signature  guarantee,  where a certificate has been issued, to process a sale.

The Fund  Complex may suspend the right of  redemption  or postpone  the date of payment  beyond the  normal  three-day  redemption  period  under the  following conditions  authorized  by the 1940 Act: (1) for any period (a) during which the
New York Stock  Exchange  is closed,  other than  customary  weekend and holiday closing,  or (b)  during  which  trading  on the  New  York  Stock  Exchange  is restricted;  (2) for any period during which an emergency  exists as a result of which (a) disposal of a Fund's securities is not reasonably practical, or (b) it is not  reasonably  practical  for a Fund to determine the fair value of its net
assets;  (3)  under  certain   circumstances  where  certain   shareholders  are
attempting to "time the market" by purchasing and redeeming  shares of a Fund on a regular  basis;  or (4) for such other periods as the  Securities and Exchange
Commission may by order permit for the protection of a Fund's shareholders.

The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the  Funds are  obligated  to  redeem  shares  solely in cash up to the lesser of $250,000 or 1% of a Fund's net asset  value  during any 90-day  period for any one  shareholder.  Should  redemptions  by any  shareholder  exceed such limitation,  a Fund may  redeem the excess in kind.  If shares are  redeemed  in kind, the redeeming  shareholder  will incur expenses  converting the securities into cash.

Market  Timers.  The Funds do not allow market  timers.  The Funds may refuse to sell shares to market timers.  You will be considered a market timer if you have
(i)  requested  a  redemption  of Fund  shares  within  two weeks of an  earlier purchase  request,  (ii) make investments of large amounts of $1 million or more followed by a  redemption  request in close  proximity  to the purchase or (iii)
otherwise  seem to follow a timing  pattern.  Shares under  common  ownership or control are combined for these purposes.

How Share Price Is Determined.  The Funds' net asset value per share is computed once daily,  Monday through Friday,  at 4:00 p.m.  Eastern Time,  except on days when the Funds are not open for business,  days on which changes in the value of portfolio  securities will not materially  affect a Fund's net asset value, days during  which a Fund  receives  no  purchase  or  redemption  orders,  customary holidays  and  days  when the  national  securities  exchanges  are not open for unrestricted  trading.  The Funds do not  compute  their net asset value on days when the New  York  Stock  Exchange  is  closed  or on the  following  customary holidays:

New Year's Day                                 January 1
Martin Luther King Jr. Day                     Third Monday in January
Presidents' Holiday                            Third Monday in February
Good Friday                                    Friday before Easter
Memorial Day                                   Last Monday in May
Independence Day                               July 4
Labor Day                                      First Monday in September
Thanksgiving Day                               Fourth Thursday in November
Christmas Day                                  December 25

Additional Purchase and Redemption Policies.  The Funds reserve the right to:

(1)  Waive or increase the minimum  investment  requirements with respect to any person or class of persons,  which include shareholders that invest through any of the Funds' special investment programs;

(2)  Cancel or change the telephone  investment service,  the telephone exchange service, internet service and the automatic monthly investment plan without prior  notice when doing so is in the best  interest of the Funds and their shareholders;

(3)  Begin charging a fee for the telephone  investment service or the automatic monthly investment plan and to cancel or change these services upon 15 days written notice to you;

(4)  Begin charging a fee for the telephone  service and to cancel or change the service upon 60 days written notice to you;

(5)  Begin  charging  a fee  for the  systematic  redemption  plan  upon 30 days written notice to you;

(6)  Waive  signature  guarantee  requirements  in  certain  instances  where it appears  reasonable  to do so and will not unduly  affect the  interests of other shareholders; the Funds may waive the signature guarantee requirement if you  authorize  the  telephone  redemption  method  at the same time you submit the initial application to purchase shares; and,

(7)  Require  signature   guarantees  if  there  appears  to  be  a  pattern  of
     redemptions  designed to avoid the signature guarantee  requirement,  or if the Funds have other  reason to believe that this  requirement  would be in the best interests of the Funds and their shareholders.

                             MANAGEMENT OF THE FUNDS

Directors and  Officers.  Each Fund is governed by a Board of Directors or Board of Trustees  ("Directors"),  who are responsible for protecting the interests of
Fund  shareholders  under the laws of Maryland (or Delaware,  with regard to the
Trustees of the Mid Cap and  Science &  Technology  Funds).  The  Directors  are
experienced business persons, who meet throughout the year to oversee the Funds'
activities, review contractual arrangements with companies that provide services to the  Funds,  and to  review  performance.  The  officers  of  the  Funds  are responsible for supervising  the Funds' business  operations,  but the Funds are managed by the  Advisor,  KCM,  subject to the  supervision  and  control of the
Directors.

The  Boards of each of the  Buffalo  Funds  have  reviewed  and  approved  their respective Fund's investment advisory contract(s) with the Advisor. In approving these agreements,  the Boards examined the Advisor's fees, the Advisor's ability to  invest on behalf  of the  Funds  and the  administrative  services  that the
Advisor provides and/or obtains on behalf of the Funds. The Boards also reviewed several  reports that  compared the Funds'  performance  to other mutual  funds.
These reports showed that the Funds generally performed very well within each of their  categories.  The Board also  examined  reports  that  compared the Funds'
advisory fees with those of similar mutual funds.  After looking at all of these factors,  the Boards  determined,  in each  case,  that the  Advisor's  fees are reasonable and that the services that the Advisor  provides to the Funds meet or exceed industry standards.

In addition to its fees, the advisor benefits through its relationship  with the
Funds by  participating  in soft dollar  arrangements  with  brokers to whom the
Advisor sends Fund  business-orders  to buy and sell securities on behalf of the
Funds.  These  arrangements,  including free research and other incentives,  are customary in the industry, and the Funds' Boards periodically receive and review information from the Advisor regarding its soft dollar  arrangements  related to
Fund  business.  In some cases,  the Advisor may also receive free  research and incentives via business it directs to brokers that is not Fund related. In these cases,  the Funds may benefit from the soft dollar  arrangement  even though its business did not create the  opportunity  for the Advisor to  participate in the arrangement.

------------------ ---------------- --------------- --------------------------- ------------------- ------------------
  NAME, AGE AND      POSITION(S)       TERM OF       PRINCIPAL OCCUPATION(S)        NUMBER OF             OTHER

                                                                                    PORTFOLIOS
                                                                                     IN FUND
                                      OFFICE AND                                     COMPLEX
                                      LENGTH OF            DURING PAST             OVERSEEN BY        DIRECTORSHIPS
     ADDRESS       HELD WITH FUNDS   TIME SERVED             5 YEARS                 DIRECTOR       HELD BY DIRECTOR
------------------ ---------------- --------------- --------------------------- ------------------- ------------------
----------------------------------------------------------------------------------------------------------------------

                                            INTERESTED DIRECTORS/TRUSTEES

----------------------------------------------------------------------------------------------------------------------
------------------ ---------------- --------------- --------------------------- ------------------- ------------------
Stephen S.         President,       One year term   President, Chief                  Eleven              None
Soden1 (57)        Chairman and     and two years   Executive Officer and
                   Director/        of service      Director, Jones & Babson,
BMA Tower          Trustee                          Inc. (management
700 Karnes                                          company); President,
Boulevard                                           Investors Mark Advisors,
Kansas City,                                        LLC  (management
Missouri 64108                                      company); President and
                                                    Trustee, J&B Funds (three
                                                    funds)2; President,
                                                    Babson Fund Complex (nine
                                                    funds with ten
                                                    portfolios)3; and,
                                                    formerly, Senior Vice
                                                    President of Business
                                                    Men's Assurance Company
                                                    of America ("BMA")
                                                    (insurance company) and
                                                    President and Chief
                                                    Executive Officer of BMA
                                                    Financial Services, Inc.
                                                    ("BMAFS") (broker/dealer)
                                                    until December 31, 2001
                                                    when BMAFS ceased
                                                    operations.

------------------ ---------------- --------------- --------------------------- ------------------- ------------------
------------------ ---------------- --------------- --------------------------- ------------------- ------------------
Kent W. Gasaway4   Director/        One year term   Senior Vice President,            Seven               None
(42)               Trustee          and eight       Kornitzer Capital
                                    years of        Management, Inc.
BMA Tower                           service         (management company).
700 Karnes
Boulevard
Kansas City,
Missouri 64108

------------------ ---------------- --------------- --------------------------- ------------------- ------------------
----------------------------------------------------------------------------------------------------------------------

                                          NON-INTERESTED DIRECTORS/TRUSTEES

----------------------------------------------------------------------------------------------------------------------
------------------ ---------------- --------------- --------------------------- ------------------- ------------------
Thomas S. Case     Director/        One year term   Retired                           Seven               None
(61)               Trustee          and eight
                                    years of
BMA Tower                           service
700 Karnes
Boulevard
Kansas City,
Missouri 64108

------------------ ---------------- --------------- --------------------------- ------------------- ------------------
------------------ ---------------- --------------- --------------------------- ------------------- ------------------
Gene M. Betts      Director/        One year term   Senior Vice President and         Seven               None
(50)               Trustee          and one year    Treasurer, Sprint Corp.
                                    of service      (telecommunications
BMA Tower                                           company); and formerly
700 Karnes                                          Senior Vice President
Boulevard                                           Corporate Finance, Sprint
Kansas City,                                        Corp.
Missouri 64108
------------------ ---------------- --------------- --------------------------- ------------------- ------------------
------------------ ---------------- --------------- --------------------------- ------------------- ------------------
J. Gary            Director/        One year term   Chairman, President and           Seven               None
Gradinger (58)     Trustee          and one year    Chief Executive Officer,
                                    of service      Golden Star Inc.
BMA Tower                                           (manufacturer of textile
700 Karnes                                          cleaning products)
Boulevard
Kansas City,
Missouri 64108

------------------ ---------------- --------------- --------------------------- ------------------- ------------------
------------------ ---------------- --------------- --------------------------- ------------------- ------------------
Philip J.          Director/        One year term   Associate Professor,              Seven               None
Kennedy (56)       Trustee          and one year    Slippery Rock University
                                    of service
BMA Tower
700 Karnes
Boulevard
Kansas City,
Missouri 64108
------------------ ---------------- --------------- --------------------------- ------------------- ------------------

------------------- --------------- ----------------- ----------------------------------------------------------------
NAME, AGE AND        POSITION(S)    TERM OF OFFICE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
ADDRESS               HELD WITH     AND LENGTH OF
                        FUNDS       TIME SERVED
------------------- --------------- ----------------- ----------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

                                                      OFFICERS

----------------------------------------------------------------------------------------------------------------------
------------------- --------------- ----------------- ----------------------------------------------------------------
P. Bradley Adams    Vice            One year term     Vice President Finance and Operations and Chief Operations
(41)                President and   and eight years   Officer, Jones & Babson, Inc (management company); Treasurer
                    Treasurer       of service        of Investors Mark Advisors, LLC (management company); Vice
BMA Tower                                             President and Treasurer, Babson Fund Complex; Vice President
700 Karnes                                            and Treasurer, Buffalo Fund Complex; Vice President, Chief
Boulevard                                             Financial Officer and Trustee, J&B Funds; and, Treasurer and
Kansas City,                                          Chief Financial Officer, Gold Bank Funds.
Missouri 64108

------------------- --------------- ----------------- ----------------------------------------------------------------
------------------- --------------- ----------------- ----------------------------------------------------------------
W. Guy Cooke (41)   Vice            One year term     Chief Compliance Officer, Jones & Babson, Inc. (management
                    President and   and three years   company); Vice President and Chief Compliance Officer, Babson
BMA Tower           Chief           of service        Fund Complex, Buffalo Fund Complex and J&B Funds.
700 Karnes          Compliance
Boulevard           Officer
Kansas City,
Missouri 64108

------------------- --------------- ----------------- ----------------------------------------------------------------
------------------- --------------- ----------------- ----------------------------------------------------------------
Martin A. Cramer    Vice            One year term     Legal and Regulatory Affairs Vice President and Secretary,
(52)                President and   and eight years   Jones & Babson, Inc. (management company); Secretary of
                    Secretary       of service        Investors Mark Advisors, LLC (management company); Vice
BMA Tower                                             President and Secretary, Babson Fund Complex; Vice President
700 Karnes                                            and Secretary, Buffalo Fund Complex; Assistant Vice President
Boulevard                                             and Secretary, J&B Funds; and, Secretary, Gold Bank Funds.
Kansas City,
Missouri 64108

------------------- --------------- ----------------- ----------------------------------------------------------------
------------------- --------------- ----------------- ----------------------------------------------------------------
Constance E.        Vice President  One year term     Vice President and Director Mutual Fund Client Relations,
Martin (40)                         and eight years   Jones & Babson, Inc. (management company); Vice President,
                                    of service        Babson Fund Complex, Buffalo Fund Complex, and J&B Funds.
BMA Tower
700 Karnes
Boulevard
Kansas City,
Missouri 64108

------------------- --------------- ----------------- ----------------------------------------------------------------

As of December 31, 2001, the Directors had the following interests in the Buffalo Funds' securities:

---------------------------------------- ---------------------------------------- ------------------------------------

                                                                                   AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                     SECURITIES IN ALL REGISTERED
                                                                                   INVESTMENT COMPANIES OVERSEEN BY
                                                                                     DIRECTOR/TRUSTEE IN FAMILY OF
                                          DOLLAR RANGE OF EQUITY SECURITIES IN           INVESTMENT COMPANIES
       NAME OF DIRECTOR/TRUSTEE                         EACH FUND

---------------------------------------- ---------------------------------------- ------------------------------------
---------------------------------------- ---------------------------------------- ------------------------------------
           Stephen S. Soden               Balanced:         None                            $10,001-$50,000
                                          High Yield:       None
                                          Large Cap:        None
                                          Mid Cap:          None
                                          Small Cap:        $10,001-$50,000
                                          Science&Tech:     None
                                          USA Global:       None
---------------------------------------- ---------------------------------------- ------------------------------------
---------------------------------------- ---------------------------------------- ------------------------------------
            Kent W. Gasaway               Balanced:         $1-$10,000                       Over $100,000
                                          High Yield:       $1-$10,000
                                          Large Cap:        $50,001-$100,000
                                          Mid Cap:          $50,001-$100,000
                                          Science&Tech:     $10,000-$50,000
                                          Small Cap:        Over $100,000
                                          USA Global:       Over $100,000

---------------------------------------- ---------------------------------------- ------------------------------------
---------------------------------------- ---------------------------------------- ------------------------------------
            Thomas S. Case                Balanced:         $1-$10,000                      $10,000-$50,000
                                          High Yield:       $1-$10,000
                                          Large Cap:        $1-$10,000
                                          Mid Cap:          None
                                          Science&Tech:     None
                                          Small Cap:        None
                                          USA Global:       $1-$10,000

---------------------------------------- ---------------------------------------- ------------------------------------
---------------------------------------- ---------------------------------------- ------------------------------------
             Gene M. Betts                Balanced:         None                             Over $100,000
                                          High Yield:       Over $100,000
                                          Large Cap:        None
                                          Mid Cap:          $10,000-$50,000
                                          Science&Tech:     None
                                          Small Cap:        None
                                          USA Global:       None

---------------------------------------- ---------------------------------------- ------------------------------------
---------------------------------------- ---------------------------------------- ------------------------------------
           J. Gary Gradinger              Balanced:         None                              $1-$10,000
                                          High Yield:       None
                                          Large Cap:        None
                                          Mid Cap:          None
                                          Science&Tech:     None
                                          Small Cap:        None
                                          USA Global:       $1-$10,000

---------------------------------------- ---------------------------------------- ------------------------------------
---------------------------------------- ---------------------------------------- ------------------------------------
           Philip J. Kennedy              Balanced:         $1-$10,000                      $10,000-$50,000
                                          High Yield:       None
                                          Large Cap:        $1-$10,000
                                          Mid Cap:          None
                                          Science&Tech:     None
                                          Small Cap:        None
                                          USA Global:       $10,001-$50,000

---------------------------------------- ---------------------------------------- ------------------------------------

Audit  Committee.  The Funds have an Audit  Committee,  which assists the Funds'
Boards in  fulfilling  their  duties  relating  to each  Fund's  accounting  and financial reporting practices, and also serves as a direct line of communication between  the  Boards  and the  independent  auditors.  The  Audit  Committee  is comprised of Messrs. Case, Betts,  Gradinger and Kennedy, the Funds' Independent
Directors.  The specific  functions of the Audit Committee include  recommending the  engagement or retention of the  independent  auditors,  reviewing  with the independent auditors the plan and results of the auditing engagement,  approving professional  services  provided  by  the  independent  auditors  prior  to  the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent auditors,  reviewing the scope and results of the Funds' procedures for internal auditing, and reviewing the Funds'
system of internal accounting controls.  The Audit Committee met once during the last fiscal year.

Compensation.  The Funds do not directly  compensate any interested  Director or
Fund officer for their normal  duties and services.  Mr.  Gasaway and Mr. Soden, who are interested Directors due to their employment with the Funds' Advisor and underwriter, respectively, are compensated by those organizations and not by the
Funds.  The  fees of the  Independent  Directors,  including  travel  and  other expenses related to the Board meetings,  are paid by the Advisor pursuant to the provisions of the Funds' Management Agreements.

Each Independent  Director receives an annual retainer of $3,000,  plus $125 for each Fund Board meeting attended. Each of the Funds' Boards generally meets four
times  each  year.  The  following  chart  sets  forth  the  Directors'   annual
compensation, all of which is paid by the Advisor.

---------------------------------- ------------------------- ---------------------------- ----------------------------
Name of Person, Position                                        Pension or Retirement

                                                                                            Total Compensation From
                                    Aggregate Compensation                                  Funds and Fund Complex
                                      for Serving on all      Benefits Accrued As Part    (six investment companies)
                                        Funds' Boards             of Funds Expenses            Paid to Directors
---------------------------------- ------------------------- ---------------------------- ----------------------------
---------------------------------- ------------------------- ---------------------------- ----------------------------
Stephen S. Soden,                            -0-                         -0-                          -0-
Director/Trustee and President
of each Fund
---------------------------------- ------------------------- ---------------------------- ----------------------------
---------------------------------- ------------------------- ---------------------------- ----------------------------
Kent W. Gasaway,                             -0-                         -0-                          -0-
Director/Trustee
---------------------------------- ------------------------- ---------------------------- ----------------------------
---------------------------------- ------------------------- ---------------------------- ----------------------------
Thomas S. Case,                             $2,375                       -0-                        $5,375
Director/Trustee
---------------------------------- ------------------------- ---------------------------- ----------------------------
---------------------------------- ------------------------- ---------------------------- ----------------------------
Gene M. Betts,                              $3,250                       -0-                        $6,250
Director/Trustee
---------------------------------- ------------------------- ---------------------------- ----------------------------
---------------------------------- ------------------------- ---------------------------- ----------------------------
J. Gary Gradinger,                          $3,250                       -0-                        $6,250
Director/Trustee
---------------------------------- ------------------------- ---------------------------- ----------------------------
---------------------------------- ------------------------- ---------------------------- ----------------------------
Philip J. Kennedy,                          $3,250                       -0-                        $6,250
Director/Trustee
---------------------------------- ------------------------- ---------------------------- ----------------------------

Investment  Advisor,  Manager  and  Principal  Underwriter.   Kornitzer  Capital
Management,  Inc. ("KCM") serves as the Funds'  investment  advisor and manager.
KCM is a federally registered investment advisory firm that was founded in 1989.
It  currently  manages  approximately  $2 billion  in assets  for mutual  funds, corporations,  pensions and  individuals.  In addition to serving as the Buffalo
Funds' Advisor,  KCM serves as sub-advisor to the AFBA 5 Star Funds, a family of mutual funds sponsored by the Armed Forces Benefit  Association  with objectives and policies substantially similar to the Buffalo Funds.

KCM is a  closely-held  corporation  controlled by persons who are active in the
management  of  the  firm's  business.   John  C.  Kornitzer  is  the  principal
stockholder  of the firm and serves as the firm's  President and Chairman of the
Board of Directors. Kent W. Gasaway, Thomas W. Laming and John C. Kornitzer each own more than 5% of the firm.

Jones & Babson, Inc. serves as the Funds' principal underwriter,  transfer agent and fund accounting agent. Jones & Babson,  Inc. offers the Funds' shares to the public  on a  continuous  basis and  receives  no  compensation  for its role as principal underwriter.

Jones & Babson,  Inc. is a wholly-owned  subsidiary of Business Men's  Assurance
Company of America  ("BMA").  On April 30,  2002,  Royal Bank of Canada  ("RBC")
announced an agreement by which RBC will acquire BMA. Under the agreement, Jones
& Babson,  Inc. will become part of RBC Dain Rauscher Corp. This  transaction is subject to Canadian and U.S. regulatory  approvals and certain customary closing conditions. The consummation of this transaction will result in an "assignment,"
as that term is defined  in the 1940 Act,  of the  Funds'  current  Underwriting
Agreements.  Under  the 1940  Act,  the  current  Underwriting  Agreements  will automatically  terminate upon their assignment.  As a result,  the Boards of the
Buffalo Funds have discussed the transaction and at their July 15, 2002, meeting conditionally approved new Underwriting Agreements with Jones & Babson, Inc., as it will exist if the transaction  goes through.  These new agreements,  however, will only take effect if and when the transaction described above closes.

BMA is currently  considered to be a controlling person of Jones & Babson,  Inc.
under the 1940 Act.  Assicurazioni  Generali S.P.A.  ("Generali"),  an insurance organization founded in 1831 based in Trieste, Italy, is currently considered to be a controlling  person and is the ultimate  parent of BMA.  Mediobanca is a 5%
owner of Generali.  Certain officers and Directors of the Buffalo Funds are also officers or Directors of KCM or Jones & Babson, Inc.

As compensation for its services,  the Funds pay KCM a fee at the annual rate of one  percent  (1%) of the Funds'  average  daily net assets  from which KCM pays
Jones & Babson,  Inc. a fee of 50/100 of 1% (.50%) of the Funds'  average  daily net assets. Both fees are computed daily, and the Funds pay KCM's fee monthly.

Until February 7, 2001,  Jones & Babson,  Inc.  served as the Funds'  investment advisor and manager  (except for the Buffalo Mid Cap Fund and Buffalo  Science &
Technology  Fund) and  received a fee at the annual rate of one percent  (1%) of the Funds' average daily net assets from which Jones & Babson, Inc. paid KCM, as sub-adviser  to the Funds,  a fee of 50/100 of 1% (.50%) of the  Funds'  average daily net assets. According to the Management Agreement the following investment advisory fees were paid to Jones & Babson, Inc. for the past three fiscal years:

--------------------------------------------------------------------------------

                                      Fiscal Year Ended     Fiscal Year Ended
Name of Fund                           March 31, 2000         March 31, 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Buffalo Balanced                          $354,000               $271,496
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Buffalo High Yield                        $532,000               $392,622
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Buffalo Large Cap                         $312,000               $377,775
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Buffalo Mid Cap*                             N/A                   N/A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Buffalo Small Cap                         $213,000               $442,292
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Buffalo USA Global                        $406,000               $526,223
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Buffalo Science & Technology*                N/A                   N/A
--------------------------------------------------------------------------------
*Buffalo  Mid Cap Fund  commenced  operations  on December  17, 2001 and Buffalo
Science & Technology Fund commenced operations on April 16, 2001.

For the past three fiscal years, the following  investment advisory service fees were paid to KCM:

--------------------------------------------------------------------------------

                              Fiscal Year    Fiscal Year       Fiscal Year
                                Ended           Ended           Ended
Name of Fund                March 31, 2000   March 31, 2001    March 31, 2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Buffalo Balanced                $177,000         $135,748         $267,555
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Buffalo High Yield              $266,000         $196,311         $553,815
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Buffalo Large Cap               $156,000         $188,887         $486,077
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Buffalo Mid Cap*                  N/A               N/A            $43,189
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Buffalo Small Cap               $106,500         $221,146        $4,501,220
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Buffalo USA Global              $203,000         $263,111         $569,537
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Buffalo Science & Technology*     N/A               N/A           $106,928
--------------------------------------------------------------------------------
*Buffalo Mid Cap Fund  commenced  operations  on December 17, 2001,  and Buffalo
Science & Technology Fund commenced operations on April 16, 2001.

Code of Ethics. The Funds, their Advisor and principal  underwriter have adopted a code of ethics,  as required by federal  securities  laws.  Under each code of ethics,  persons  who are  designated  as access  persons may engage in personal securities transactions, including transactions involving securities that may be purchased  or  sold by a Fund,  subject  to  certain  general  restrictions  and procedures.  Each code of ethics contains  provisions  designed to substantially comply with the recommendations  contained in the Investment Company Institute's
1994 Report of the Advisory Group on Personal Investing. The codes of ethics are on file with the SEC.

Custodian.  The  Funds'  assets  are held  for  safe-keeping  by an  independent custodian,  UMB Bank, n.a. This means UMB Bank, n.a., rather than the Funds, has possession of the Funds' cash and securities.  UMB Bank, n.a. is not responsible for the Funds' investment management or administration.  But, as directed by the
Funds' officers, it delivers cash to those who have sold securities to a Fund in return for such  securities,  and to those who have purchased  securities from a
Fund, it delivers such  securities in return for their cash purchase  price.  It also collects  income  directly  from issuers of securities  owned by a Fund and holds this for payment to  shareholders  after  deduction of Fund expenses.  The custodian is compensated  by Jones & Babson,  Inc. out of the fees paid to it by
KCM. There is no charge to the Funds.

Independent Auditors. The Funds' financial statements are audited by independent auditors  approved by the Directors  each year,  and in years in which an annual meeting is held the Directors may submit their selection of independent auditors to the shareholders for ratification.  Ernst & Young LLP, One Kansas City Place,
1200 Main Street, Suite 2000, Kansas City, Missouri 64105, is the Funds' current auditor.

Control Persons and Principal  Holders of the Funds. As of July 17, 2002,  there was no control  persons  or  principal  holders of shares of any of the  Buffalo
Funds. Several investment-related  companies,  however, were record owners of 5%
or more of the Funds.  Such  ownership  may  affect  the voting  rights of other shareholders. As of July 17, 2002, Charles Schwab & Co., Inc. ("Schwab") was the
record  owner of 40.21%  of the  Buffalo  Small Cap Fund,  20.44% of the Mid Cap
Fund, 20.18% of the USA Global Fund and 10.92% of the Large Cap Fund.  Schwab, a
California corporation,  holds the Funds on behalf of its customers, through the following  account,  and may be reached as follows:  Charles Schwab & Co., Inc.,
Special  Custody  Account for the  Exclusive  Benefit of our  Customers,  Attn.:
Mutual Funds, 101 Montgomery St., San Francisco,  CA 94104. As of the same date,
National  Financial  Services  Corporation,  which can be reached by writing c/o
Fidelity  Investments,  82 Devonshire  Street R24B,  Boston,  MA 02109,  was the
record  owner of 19.17% of the Small Cap Fund,  14.00% of the High  Yield  Fund,
5.95% of the USA  Global  Fund and 5.69% of the Mid Cap Fund,  and Great  Plains
Trust Company,  at 7700 Shawnee Mission  Parkway,  Suite 101,  Overland Park, KS
66202,  was the record  owner of 5.77% of the Science & Technology  Fund.  As of
July 17, 2002 the officers and  Directors as a group owner less than one percent of each the Funds.

                             DISTRIBUTIONS AND TAXES

Distributions of net investment  income. A Fund receives income generally in the form of dividends and interest on its  investments.  This income,  less expenses incurred in the operation of a Fund,  constitutes a Fund's net investment income from which dividends may be paid to  shareholders.  Any  distributions by a Fund from such income will be taxable to you as ordinary income, whether you take the income in cash or in additional shares.

Distributions  of capital  gains.  A Fund may derive capital gains and losses in connection with sales or other  dispositions  of its  securities.  Distributions from net  short-term  capital  gains will be taxable to you as ordinary  income.
Distributions  from  net  long-term  capital  gains  will be  taxable  to you as long-term gain,  regardless of how long you have held your shares in a Fund. Any net capital gains realized by a Fund  generally  will be  distributed  once each year, but they may be  distributed  more  frequently,  if necessary to reduce or eliminate excise or income taxes on a Fund.

Information on the tax character of distributions.  The Funds will inform you of the amount of your ordinary income dividends and capital gains  distributions at the time they are paid,  and will  advise you of their tax  status  for  federal income tax purposes  shortly after the close of each calendar  year. If you have not held Fund shares for a full year, a Fund may  designate  and  distribute  to you, as ordinary  income or capital  gain,  a  percentage  of income that is not equal to the  actual  amount of such  income  earned  during  the period of your investment in a Fund.

Election to be taxed as a regulated  investment  company.  Each Fund  intends to elect to be treated as a regulated  investment company under Subchapter M of the
Internal Revenue Code. As a regulated  investment company, a Fund generally does not pay federal  income tax on the income and gains it  distributes  to you. The
Board reserves the right not to maintain the Funds' qualification as a regulated investment  company,  if it determines such course of action to be beneficial to shareholders.  In such case,  a Fund will be subject to  federal,  and  possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of a Fund's earnings and profits.

Excise  tax  distribution  requirements.  To avoid  federal  excise  taxes,  the
Internal  Revenue Code  requires a Fund to  distribute  to you by December 31 of each year, at a minimum,  the  following  amounts:  98% of its taxable  ordinary income  earned  during the  calendar  year;  98% of its capital  gain net income earned  during  the  twelve  month  period  ending  October  31; and 100% of any undistributed  amounts from the prior year. Each Fund intends to declare and pay these  amounts in December (or in January that are treated by you as received in
December)  to avoid these  excise  taxes,  but can give no  assurances  that its distributions will be sufficient to eliminate all taxes.

Redemption  of Fund shares.  Redemptions,  including  redemptions  in-kind,  and exchanges of Fund shares are taxable  transactions  for federal and state income tax purposes.  If you redeem your Fund shares,  or exchange your Fund shares for shares of a different  Buffalo Fund, the IRS will require that you report a gain or loss on your  redemption  or  exchange.  If you hold your shares as a capital asset,  the gain or loss that you realize  will be capital gain or loss and will be  long-term  or  short-term,  generally  depending  on how long you hold  your shares.  Any loss incurred on the  redemption or exchange of shares held for six months or less will be treated as a long-term  capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.

Beginning after the year 2005 (2000 for certain shareholders), gain in a sale or redemption  of Fund  shares  held for more than five  years may be  subject to a reduced rate of tax. Any loss  incurred on the  redemption or exchange of shares held for six months or less will be treated as a long-term  capital  loss to the extent of any  long-term  capital  gains  distributed  to you by a Fund on those shares.  All or a portion of any loss that you realize  upon the  redemption  of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund, through reinvestment of dividends or otherwise,  within 30 days before or after your share  redemption.  Any loss disallowed  under these rules will be added to your tax basis in the new shares you buy.

U.S. government obligations. Many states grant tax-free status to dividends paid to you from  interest  earned  on  direct  obligations  of the U.S.  government, subject in some states to minimum investment  requirements that must be met by a mutual fund.  Investments in Government National Mortgage Association or Federal
National Mortgage Association securities, bankers acceptances,  commercial paper and repurchase  agreements  collateralized by U.S. government  securities do not generally qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

Dividends-received  deduction  for  corporations.  Some  of the  Funds  may  pay dividends  that may qualify for the  dividends-received  deduction for corporate shareholders.  Qualifying  dividends  generally  are  limited  to  dividends  of domestic  corporations.  In some circumstances,  a corporation may be allowed to deduct  these  qualified  dividends,  thereby  reducing  the tax  that it  would otherwise  be  required  to  pay  on  these  dividends.  The  dividends-received deduction will be available only with respect to dividends  designated by a Fund as eligible for this treatment.  All dividends,  including the deducted portion, must be included in a corporation's  calculation of alternative  minimum taxable income.

Investment in complex  securities.  The Funds may invest in complex  securities, such as covered  call  options,  that could affect  whether  gains and losses it recognizes are treated as ordinary  income or capital gains.  The Funds may also invest in  securities  issued or  purchased  at a discount,  such as zero coupon securities,  that could  require  them to accrue and  distribute  income not yet received. In order to generate sufficient cash to make these distributions,  the
Funds could be required to sell  securities  they otherwise would have continued
to hold.  These rules could affect the amount,  timing  and/or tax  character of income distributed to shareholders.

Taxation of five year  gains-shareholders in the 10 and 15% federal brackets. If you  are  in  the  10  or  15%  individual  income  tax  bracket,  capital  gain distributions are generally subject to a maximum rate of tax of 10%. However, if you receive  distributions  from a Fund's sale of securities  held for more than five years,  these  gains are  subject to a maximum  rate of tax of 8%. The Fund will inform you in January of the portion of any capital gain  distributions you received for the  previous  year that were five year gains  qualifying  for this reduced tax rate.

Taxation of five year  gains-shareholders in higher federal brackets. If you are in a higher  individual income tax bracket,  for example,  the 25, 28, 33 or 35%
brackets, when these brackets are fully phased-in in the year 2006, capital gain distributions are generally  subject to a maximum rate of tax of 20%.  Beginning in the year 2006, any distributions  from a Fund's sale of securities  purchased after  January 1,  2002,  and held for more than five years will be subject to a maximum rate of tax of 18%.

                              FINANCIAL STATEMENTS

The  audited  financial  statements  of each of the  Buffalo  Funds,  which  are contained in the March 31, 2002, Annual Report to Shareholders, are incorporated herein by  reference.  Unaudited  reports to  shareholders  will be published at least semiannually.

                         GENERAL INFORMATION AND HISTORY

Each of the Buffalo Funds (except for Buffalo Mid Cap Fund and Buffalo Science &
Technology Fund) are incorporated in the State of Maryland and are registered as an investment  companies  under the 1940 Act.  Buffalo  Balanced Fund,  Inc. was incorporated  in 1994.  Buffalo High Yield Fund,  Inc.,  Buffalo Large Cap Fund,
Inc.,  Buffalo USA Global Fund,  Inc. were each  incorporated  in 1995.  Buffalo
Small Cap Fund, Inc. was incorporated in 1998. Buffalo Science & Technology Fund and Buffalo Mid Cap Fund are both a series of Buffalo  Funds.  Buffalo Funds was organized as a Delaware business trust ("Business  Trust") on February 14, 2001.
Buffalo Science & Technology Fund began  operations in April,  2001, and Buffalo
Mid Cap Fund began  operations  in December,  2001.  Both the Buffalo  Science &
Technology Fund and the Buffalo Mid Cap Fund are registered under the 1940 Act.

All shares issued by each Buffalo Fund  incorporated in Maryland are of the same class with like rights and  privileges  as other shares issued by the same Fund.
Each full and fractional  share,  issued and  outstanding,  has (1) equal voting rights with  respect to matters that affect that  particular  Fund and (2) equal dividend,  distribution and redemption rights to the assets of that Fund. Shares when issued are fully paid and  non-assessable.  Any of these  Buffalo Funds may create other series of stock. Shareholders do not have pre-emptive or conversion rights.

With regard to the Buffalo  Mid Cap Fund and the  Buffalo  Science &  Technology
Fund, an unlimited number of shares of beneficial interest in the Business Trust were  issued for both of these  Funds.  All shares of either of these Funds have the same rights and  privileges as other shares of the same Fund.  Each full and fractional share issued and outstanding has (1) equal voting rights with respect to  matters  that  affect  that Fund and (2) equal  dividend,  distribution  and redemption  rights to the assets of that Fund. Shares when issued are fully paid and non-assessable. The Trust may create other series of stock of the Funds that are series of the Trust.  Shareholders  do not have  pre-emptive  or  conversion rights.

Non-cumulative  voting.  Shares of the Funds have non-cumulative  voting rights, which  means that the  holders of 50% of the shares  voting for the  election of
Directors can elect 100% of the Directors,  if they choose to do so, and in such event,  the holders of the remaining less than 50% of the shares voting will not be able to elect any Directors.

Shareholder meetings. The Funds will not hold annual meetings except as required by the 1940 Act and other applicable laws. Under Maryland law, a special meeting of  shareholders  of the Funds  must be held if the Funds  receive  the  written request for a meeting from the shareholders entitled to cast at least 25% of all the votes entitled to be cast at the meeting.

The  Funds  have  undertaken  that  their  Directors  will  call  a  meeting  of shareholders  if such a meeting is  requested  in writing by the  holders of not less than 10% of the outstanding shares of a Fund.

                          APPENDIX-RATINGS INFORMATION

Bond Ratings.

----------------- ---------------- -----------------------------------------------------------------------------------
S&P(R)            Moody's          Descriptions
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
AAA               Aaa              These are the highest  ratings  assigned by S&P and Moody's to a debt  obligation.
                                   They indicate an extremely strong capacity to pay interest and repay principal.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
AA                Aa               Debt rated in this category is  considered  to have a very strong  capacity to pay interest  and repay  principal  and differs  from  AAA/Aaa  issues only in a small degree.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
A                 A                Debt rated A has a strong capacity to pay interest and repay  principal,  although
                                   it  is  somewhat  more   susceptible   to  the  adverse   effects  of  changes  in
                                   circumstances and economic conditions than debt in higher-rated categories.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
BBB               Baa              Debt rated BBB/Baa is regarded as having an adequate  capacity to pay interest and repay principal.  Whereas it normally  exhibits  adequate  protection  parameters, adverse economic  conditions or changing  circumstances are more likely to lead to a weakened  capacity to pay interest and repay principal for debt in this category than in  higher-rated  categories.  Debt rated below BBB/Baa is regarded as having significant speculative characteristics.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
BB                Ba               Debt  rated  BB/Ba  has  less  near-term   vulnerability  to  default  than  other
                                   speculative  issues.  But it faces  major  ongoing  uncertainties  or  exposure to adverse business,  financial or economic  conditions that could lead to inadequate capacity to meet timely  interest and principal  payments.  The BB rating category also is used for debt  subordinated  to senior  debt that is assigned an actual or implied BBB-/Baa3 rating.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
B                 B                Debt  rated  B has a  greater  vulnerability  to  default  but  currently  has the capacity to meet interest  payments and principal  repayments.  Adverse  business, financial or economic  conditions  will likely impair  capacity or  willingness to pay  interest  and repay  principal.  The B rating  category is also used for debt subordinated  to senior  debt that is  assigned  an  actual  or  implied  BB/Ba or
                                   BB-/Ba3 rating.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
CCC               Caa              Debt rated CCC/Caa has a currently  identifiable  vulnerability  to default and is dependent  upon  favorable  business,  financial  and economic  conditions to meet timely  payment of interest and  repayment of  principal.  In the event of adverse business,  financial or economic conditions, it is not likely to have the capacity to pay  interest and repay  principal.  The CCC/Caa  rating  category is also used for debt  subordinated  to senior  debt that is assigned an actual or implied B or
                                   B-/B3 rating.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
CC                Ca               The rating CC/Ca typically is applied to debt  subordinated to senior debt that is assigned an actual or implied CCC/Caa rating.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
C                 C                The rating C typically is applied to debt  subordinated  to senior debt,  which is assigned an actual or implied  CCC/Caa3  debt rating.  The C rating may be used to cover a situation  where a bankruptcy  petition  has been filed,  but debt service payments are continued.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
CI                N/A              The rating CI is reserved for income bonds on which no interest is being paid.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
D                 D                Debt rated D is in payment  default.  The D rating  category is used when interest payments  or  principal  payments  are  not  made  on the  date  due  even  if the applicable  grace period has not expired  unless S&P believes  that such  payments will be made  during  such grace  period.  The D rating also will be used upon the filing of bankruptcy petition if debt service payments are jeopardized.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
To provide  more  detailed  indications  of credit  quality,  the  Standard & Poor's  ratings  from AA to CCC may be modified by the addition of a plus or minus sign to show  relative  standing  within these major rating  categories.
Similarly,  Moody's adds numerical  modifiers  (1,2,3.) to designate  relative standing within its major bond rating categories.  Pitch Investors Service,  Inc. also rates bonds and uses a ratings system that is substantially similar to that used by  Standard  &  Poor's.  With  regard  to S&P's  ratings,  bonds  rated BB, B, CCC and CC are  usually considered  predominantly  speculative with respect to the issuer's  capacity to pay interest and repay principal in accordance  with the terms of the  obligations.  BB indicates  the lowest degree of  speculation  and CC the highest degree of  speculation.  While such bonds will likely have some  quality and  protective  characteristics,  they are outweighed by large uncertainties or major risk exposures to adverse conditions.
----------------------------------------------------------------------------------------------------------------------

 Commercial Paper Ratings.

----------------- ---------------- -----------------------------------------------------------------------------------
S&P(R)            Moody's          Description

----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
A-1                Prime-1 (P-1)   This  rating  indicates  that the degree of safety  regarding  timely  payments is strong.  Standard & Poor's  rates those  issues  determined  to possess  extremely strong safety characteristics as A-1+.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
A-2                Prime-2 (P-2)   Capacity for timely payment on commercial paper is satisfactory,  but the relative degree of safety is not as high as for  issues  designated  A-1.  Earnings  trends
                                   and   coverage   ratios,   while  sound  will  be  more   subject  to   variation.
                                   Capitalization  characteristic  while still appropriated,  may be more affected by external conditions.  Ample alternate liquidity is maintained.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
A-3               Prime-3          Satisfactory  capacity  for timely  repayment.  Issues  that carry this rating are
                  (P-3)            somewhat more vulnerable to the adverse changes in circumstances  than obligations carrying the higher designations.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
B                 N/A              Issues  rated "B" are  regarded  as having only an  adequate  capacity  for timely payment.  Furthermore,  such  capacity  may be damaged by changing  conditions  or short-term adversities.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
C                 N/A              This rating is assigned to short-term debt  obligations  with a doubtful  capacity for payment.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------- ---------------- -----------------------------------------------------------------------------------
D                 N/A              This  rating  indicates  that the issuer is either in default or is expected to be in default upon maturity.
----------------- ---------------- -----------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory  obligations not having an original  maturity in excess of nine months.  Moody's only rating,  prime,  means that it believes that the  commercial  paper note will be redeemed as agreed.  The criteria  used by Moody's for rating a commercial  paper issuer  under this graded  system  include,  but are not limited to the  following  factors:  (1)  evaluation  of the management  of the issuer;  (2)  economic  evaluation  of the  issuer's  industry or  industries  and an appraisal of speculative  type risks which may be inherent in certain areas;  (3) evaluation of the issuer's  products in relation to  competition  and customer  acceptance;  (4)  liquidity;  (5) amount and quality of long-term  debt;  (6) trend of earnings over a period of ten years; (7) financial  strength of a parent company and  relationships  which exist with the issuer;  and (8)  recognition by the  management of obligations  which may be present or may arise as a result of public interest  questions and  preparations to meet such  obligations.  S&P's  commercial  paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days.
----------------------------------------------------------------------------------------------------------------------

                                  BUFFALO FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS.

(a) Charter Documents.

(1)  Articles  of  Incorporation  for  Buffalo  Balanced  Fund,  Inc.  filed and effective  in  Maryland  on January  25,  1994 are  incorporated  herein by reference to  Registrant's  Registration  Statement on Form N-1A (File Nos.
     33-75476 and 811-8364) as filed with the Securities and Exchange Commission
     (the "SEC") via EDGAR on June 1, 1999.

(2)  Articles of Incorporation  for Buffalo Equity Fund, Inc.  (renamed "Buffalo
     Large Cap Fund, Inc.") filed and effective in Maryland on November 23, 1994 are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File Nos.  33-87346  and  811-8900) as filed with the SEC via
     EDGAR on June 1, 1999.

     (i)  Articles of Amendment for Buffalo  Equity Fund,  Inc. to effect a name change to the Buffalo  Large Cap Fund,  Inc.  filed and  effective  in
          Maryland on March 1, 2002 filed herewith as exhibit No. EX-99.a.2.i.

(3)  Articles of  Incorporation  for Buffalo  High Yield  Fund,  Inc.  filed and effective  in  Maryland on November  23,  1994 are  incorporated  herein by reference to  Registrant's  Registration  Statement on Form N-1A (File Nos.
     33-87148 and 811-8898) as filed with the SEC via EDGAR on June 1, 1999.

     (i)  Articles of  Amendment  for Buffalo  High Yield Fund,  Inc.  filed and effective  in  Maryland  on May 11,  1995 are  incorporated  herein by reference to  Registrant's  Registration  Statement on Form N-1A (File
          Nos. 33-87148 and 811-8898) as filed with the SEC via EDGAR on June 1,
          1999.  (ii) Articles  Supplementary  for Buffalo High Yield Fund, Inc.
          filed and  effective in Maryland on March 15, 2002 are filed  herewith as exhibit No. EX-99.a.3.ii.

(4)  Articles  of  Incorporation  for Buffalo USA Global  Fund,  Inc.  filed and effective  in  Maryland on November  23,  1994 are  incorporated  herein by reference to  Registrant's  Registration  Statement on Form N-1A (File Nos.
     33-87146 and 811-8896) as filed with the SEC via EDGAR on June 1, 1999.

(5)  Articles  of  Incorporation  for  Buffalo  Small Cap Fund,  Inc.  filed and effective  in  Maryland  on October  16,  1997 are  incorporated  herein by reference to  Registrant's  Registration  Statement on Form N-1A (File Nos.
     333-40841 and 811-08509) as filed with the SEC via EDGAR on June 1, 1999.

     (i)  Articles  Supplementary  for Buffalo  Small Cap Fund,  Inc.  filed and effective  in  Maryland on  February  14,  2002 are filed  herewith as
          Exhibit No. EX-99.a.5.i.

(6)  (i) Agreement and Declaration of Trust for Buffalo Funds dated February 14,
     2001 is  incorporated  herein by  reference  to  Registrant's  Registration
     Statement on Form N-1A (File Nos.  333-56018  and  811-10303) as filed with the SEC via EDGAR on  February  21,  2001.  (ii)  Certificate  of Trust for
     Buffalo  Funds as filed with the State of Delaware on February  14, 2001 is incorporated herein by reference to Registrant's  Registration Statement on
     Form N-1A (File Nos.  333-56018  and  811-10303)  as filed with the SEC via
     EDGAR on February 21, 2001.

(b)  By-laws.

(1)  Amended  and  Restated   By-Laws  for  Buffalo   Balanced  Fund,  Inc.  are
     incorporated herein by reference to Registrant's  Registration Statement on
     Form N-1A (File Nos. 33-75476 and 811-8364) as filed with the SEC via EDGAR on June 1, 1999.

(2)  Amended  and  Restated  By-Laws  for  Buffalo  Large  Cap  Fund,  Inc.  are
     incorporated herein by reference to Registrant's  Registration Statement on
     Form N-1A (File Nos. 33-87346 and 811-8900) as filed with the SEC via EDGAR on June 1, 1999.

(3)  Amended  and  Restated  By-Laws  for  Buffalo  High Yield  Fund,  Inc.  are
     incorporated herein by reference to Registrant's  Registration Statement on
     Form N-1A (File Nos. 33-87148 and 811-8898) as filed with the SEC via EDGAR on June 1, 1999.

(4)  Amended  and  Restated  By-Laws  for  Buffalo  USA Global  Fund,  Inc.  are
     incorporated herein by reference to Registrant's  Registration Statement on
     Form N-1A (File Nos. 33-87146 and 811-8896) as filed with the SEC via EDGAR on June 1, 1999.

(5)  By-Laws  for  Buffalo  Small  Cap Fund,  Inc.  are  incorporated  herein by reference to  Registrant's  Registration  Statement on Form N-1A (File Nos.
     333-40841 and 811-08509) as filed with the SEC via EDGAR on June 1, 1999.

(6)  By-Laws  for  Buffalo  Funds  are  incorporated   herein  by  reference  to
     Registrant's  Registration  Statement on Form N-1A (File Nos. 333-56018 and
     811-10303) as filed with the SEC via EDGAR on February 21, 2001.

(c)  Instruments Defining the Rights of Security Holders.

(1)  Buffalo  Balanced Fund, Inc.,  Buffalo Large Cap Fund,  Inc.,  Buffalo High
     Yield Fund, Inc., Buffalo USA Global Fund, Inc. and Buffalo Small Cap Fund,
     Inc.:

Specimen  copies of securities of the  Registrants  are  incorporated  herein by reference  to the  Registrants'  Registration  Statement on Form N-1A (File Nos.
33-75476 and 811-8364) as filed with the SEC via EDGAR on June 1, 1999.

(2)  Buffalo Funds:

See  Article  III,  "Shares"  and  Article V  "Shareholders'  Voting  Powers and
Meetings" of the  Registrant's  Agreement and  Declaration  of Trust.  See also,
Article  II,  "Meetings  of  Shareholders"  of  the  Registrant's  By-Laws.  The
Agreement  and  Declaration  of Trust and the By-Laws of the  Buffalo  Funds are
incorporated herein by reference to the Registrant's  Registration  Statement on
Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on
February 21, 2001.

(d)  Investment Advisory Contracts.

(1)  Management Agreement between Kornitzer Capital Management, Inc. and Buffalo
     Balanced  Fund,  Inc.  dated  February  7, 2001 is  incorporated  herein by reference to  Registrant's  Registration  Statement on Form N-1A (File Nos.
     33-75476 and 811-8364) as filed with the SEC via Edgar on June 7, 2001.

(2)  Management Agreement between Kornitzer Capital Management, Inc. and Buffalo
     Large Cap Fund,  Inc.  dated  February  7, 2001 is  incorporated  herein by reference to  Registrant's  Registration  Statement on Form N-1A (File Nos.
     33-87346 and 811-8900) as filed with the SEC via EDGAR on June 7, 2001.

(3)  Management Agreement between Kornitzer Capital Management, Inc. and Buffalo
     High Yield Fund,  Inc.  dated  February 7, 2001 is  incorporated  herein by reference to  Registrant's  Registration  Statement on Form N-1A (File Nos.
     33-87148 and 811-8898) as filed with the SEC via EDGAR on June 7, 2001.

(4)  Management Agreement between Kornitzer Capital Management, Inc. and Buffalo
     USA Global Fund,  Inc.  dated  February 7, 2001 is  incorporated  herein by reference to  Registrant's  Registration  Statement on Form N-1A (File Nos.
     33-87146 and 811-8896) as filed with the SEC via EDGAR on June 7, 2001.

(5)  Management Agreement between Kornitzer Capital Management, Inc. and Buffalo
     Small Cap Fund,  Inc.  dated  February  7, 2001 is  incorporated  herein by reference to  Registrant's  Registration  Statement on Form N-1A (File Nos.
     333-40841 and 811-08509) as filed with the SEC via EDGAR on June 7, 2001.

(6)  Management Agreement between Kornitzer Capital Management, Inc. and Buffalo
     Funds, on behalf of its series,  Buffalo Mid Cap Fund and Buffalo Science &
     Technology  Fund,  dated  February  14,  2001  is  incorporated  herein  by reference to  Registrant's  Registration  Statement on Form N-1A (File Nos.
     333-56018  and  811-10303)  as filed with the SEC via EDGAR on  December 4,
     2001.

(e)  Underwriting Contracts.

(1)  Underwriting  Agreement  between Jones & Babson,  Inc. and Buffalo Balanced
     Fund,  Inc.  dated August 12, 1994 is  incorporated  herein by reference to
     Registrant's  Registration  Statement on Form N-1A (File Nos.  33-75476 and
     811-8364) as filed with the SEC via EDGAR on June 1, 1999.

(2)  Underwriting  Agreement between Jones & Babson,  Inc. and Buffalo Large Cap
     Fund,  Inc.  dated May 19,  1995 is  incorporated  herein by  reference  to
     Registrant's  Registration  Statement on Form N-1A (File Nos.  33-87346 and
     811-8900) as filed with the SEC via EDGAR on June 1, 1999.

(3)  Underwriting  Agreement between Jones & Babson, Inc. and Buffalo High Yield
     Fund,  Inc.  dated May 19,  1995 is  incorporated  herein by  reference  to
     Registrant's  Registration  Statement on Form N-1A (File Nos.  33-87148 and
     811-8898) as filed with the SEC via EDGAR on June 1, 1999.

(4)  Underwriting  Agreement between Jones & Babson, Inc. and Buffalo USA Global
     Fund,  Inc.  dated May 19,  1995 is  incorporated  herein by  reference  to
     Registrant's  Registration  Statement on Form N-1A (File Nos.  33-87146 and
     811-8896) as filed with the SEC via EDGAR on June 1, 1999.

(5)  Underwriting  Agreement between Jones & Babson,  Inc. and Buffalo Small Cap
     Fund,  Inc.  dated April 14, 1998 is  incorporated  herein by  reference to
     Registrant's  Registration  Statement on Form N-1A (File Nos. 333-40841 and
     811-08509) as filed with the SEC via EDGAR on June 1, 1999.

(6)  Form of  Underwriting  Agreement  between  the  Buffalo  Funds  and Jones &
     Babson,  Inc.  is  incorporated  herein by  reference  to the  Registrant's
     Registration  Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as
     filed with the SEC via EDGAR on December 4, 2001.

(f)  Bonus or Profit Sharing Contracts.

Not Applicable.

(g)  Custodian Agreements.

(1)  Custodian  Agreement  dated May 5, 1997 between UMB Bank,  n.a. and each of the Registrants is  incorporated  herein by reference to the Buffalo Funds'
     Registration  Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as
     filed with the SEC via EDGAR on December 4, 2001.

(h)  Other Material Contracts.

(1)  Transfer Agency Agreement between Jones & Babson, Inc. and Buffalo Balanced
     Fund, Inc.,  Buffalo Large Cap Fund,  Inc.,  Buffalo High Yield Fund, Inc.,
     Buffalo  USA  Global  Fund,  Inc.  and  Buffalo  Small  Cap Fund,  Inc.  is
     incorporated herein by reference to Registrants' Registration Statements on
     Form N-1A (File Nos. 33-75476 and 811-8364) as filed with the SEC via EDGAR on June 1, 1999.

(2)  Form of Transfer Agency Agreement between Jones & Babson,  Inc. and Buffalo
     Funds is incorporated herein by reference to the Registrant's  Registration
     Statement on Form N-1A (File Nos.  333-56018  and  811-10303) as filed with the SEC via EDGAR on December 4, 2001.

(i)  Legal Opinions.

(1)  Opinion  and  Consent  of  Counsel  for  Buffalo  Balanced  Fund,  Inc.  is
     incorporated herein by reference to Registrant's  Registration Statement on
     Form N-1A (File Nos.  33-75476 and  811-8364) as filed with the  Securities and Exchange Commission (the "SEC") via EDGAR on July 28, 2000.

(2)  Opinion  and  Consent  of  Counsel  for  Buffalo  Large Cap Fund,  Inc.  is
     incorporated herein by reference to Registrant's  Registration Statement on
     Form N-1A (File Nos.  33-87346 and  811-8900) as filed with the  Securities and Exchange Commission (the "SEC") via EDGAR on July 28, 2000.

(3)  Opinion and Consent of Counsel for Buffalo  High Yield Fund,  Inc. is filed herewith as exhibit No. EX-99.i.3.

(4)  Opinion  and  Consent of Counsel  for  Buffalo  USA Global  Fund,  Inc.  is
     incorporated herein by reference to Registrant's  Registration Statement on
     Form N-1A (File Nos.  33-87146 and  811-8896) as filed with the  Securities and Exchange Commission (the "SEC") via EDGAR on July 28, 2000.

(5)  Opinion  and  Consent  of  Counsel  for  Buffalo   Small  Cap  Fund,   Inc.
     incorporated herein by reference to Registrant's  Registration Statement on
     Form N-1A (File Nos.  33-40841 and  811-08509) as filed with the Securities and Exchange Commission (the "SEC") via Edgar on July 28, 2000.

(6)  Opinion and Consent of Counsel for Buffalo Funds is incorporated  herein by reference  to the  Registrant's  Registration  Statement on Form N-1A (File
     Nos.  333-56018 and  811-10303) as filed with the SEC via EDGAR on December
     4, 2001.

(j)  Other Opinions.

(1)  Consents of Auditors.

(i)  Consent of Auditors for Buffalo  Balanced  Fund,  Inc. is filed herewith as
     Exhibit No. EX-99.j.1.i.

(ii) Consent of Auditors for Buffalo Large Cap Fund,  Inc. is filed  herewith as
     Exhibit No. EX-99.j.1.ii.

(iii)Consent of Auditors for Buffalo High Yield Fund,  Inc. is filed herewith as
     Exhibit No. EX-99.j.1.iii.

(iv) Consent of Auditors for Buffalo USA Global Fund,  Inc. is filed herewith as
     Exhibit No. EX-99.j.1.iv.

(v)  Consent of Auditors for Buffalo Small Cap Fund,  Inc. is filed  herewith as
     Exhibit No. EX-99.j.1.v.

(vi) Consent of  Auditors  for  Buffalo  Funds is filed  herewith as Exhibit No.
     EX-99.j.1.vi.

(2)  Powers of Attorney.

(i)  Power of Attorney for Buffalo Balanced Fund, Inc.,  Buffalo Large Cap Fund,
     Inc.,  Buffalo High Yield Fund,  Inc.,  Buffalo USA Global  Fund,  Inc. and
     Buffalo  Small Cap Fund,  Inc.  is  incorporated  by  reference  to Buffalo
     Balanced  Fund,  Inc.'s  Registration  Statement  on Form N-1A  (File  Nos.
     33-75476  and  811-8364),   Buffalo  Large  Cap  Fund  Inc.'s  Registration
     Statement  on Form N-1A (File Nos.  33-87346  and  811-8364),  Buffalo High
     Yield Fund, Inc.'s Registration  Statement on Form N-1A (File Nos. 33-87148
     and  811-8898),  Buffalo USA Global Fund's  Registration  Statement on Form
     N-1A  (File Nos.  33-87146  and  811-8896),  and  Buffalo  Small Cap Fund's
     Registration Statement on Form N-1A (File Nos. 333-40841 and 811-10303) all
     as separately filed with the SEC via EDGAR on June 7, 2001.

(ii) Power of Attorney for Buffalo Funds is incorporated  herein by reference to
     Registrant's  Registration  Statement on Form N-1A (File Nos. 333-56018 and
     811-10303) as filed with the SEC via EDGAR on February 21, 2001.

(k)  Omitted Financial Statements.

Not Applicable.

(l)  Initial Capital Agreements.

Not Applicable.

(m)  Rule 12b-1 Plan.

Not Applicable.

(n)  Rule 18f-3 Plan.

Not Applicable.

(o)  Not Applicable.

(p)  Codes of Ethics.

(1)  The Code of Ethics of each of the Registrants and the underwriter,  Jones &
     Babson, Inc., is filed herewith as exhibit No. EX-99.p.1.

(2)  The Code of Ethics of Kornitzer Capital Management, Inc., is filed herewith as Exhibit No. EX-99.p.2.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 25. INDEMNIFICATION.

(a)  Buffalo  Balanced Fund, Inc.,  Buffalo Large Cap Fund,  Inc.,  Buffalo High
     Yield Fund, Inc., Buffalo USA Global Fund, Inc. and Buffalo Small Cap Fund,
     Inc.:

Under the terms of the Maryland  General  Corporation  Law and the  Registrant's
By-Laws,  the Registrant  shall  indemnify any persons who was or is a director, officer or employee of the  Registrant  to the maximum  extent  permitted by the
Maryland   General   Corporation   Law;   provided,   however,   that  any  such
indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that  indemnification of such person is proper in the circumstances. Such determination shall be made:

(1)  by the Board of Directors by a majority vote of a quorum which  consists of the directors  who are neither  "interested  persons" of the  Registrant as
     defined  in  Section   2(a)(19)  of  the  1940  Act,  nor  parties  to  the
     proceedings, or

(2)  if the required  quorum is not  obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion.

No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or  shareholders  to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

(b) Buffalo Funds:

Article VII,  Section 2(a) of the Agreement and  Declaration  of Trust  provides that to the fullest  extent that  limitations  on the  liability of Trustees and officers  are  permitted by the  Delaware  Business  Trust Act, the officers and
Trustees shall not be responsible or liable in any event for any act or omission of: any agent or  employee of the Trust;  any  Investment  Adviser or  Principal
Underwriter of the Trust;  or with respect to each Trustee and officer,  the act or omission of any other Trustee or officer, respectively. The Trust, out of the
Trust  Property,  shall  indemnify  and hold harmless each and every officer and
Trustee from and against any and all claims and demands  whatsoever  arising out of or related to such officer's or Trustee's performance of his or her duties as an officer or Trustee of the Trust.  This  limitation  on  liability  applies to events  occurring  at the time a Person  serves as a Trustee  or  officer of the
Trust  whether  or not such  Person is a Trustee  or  officer at the time of any proceeding  in which  liability  is asserted.  Nothing  herein  contained  shall indemnify,  hold  harmless or protect any officer or Trustee from or against any liability to the Trust or any  Shareholder to which such Person would  otherwise be subject by reason of willful  misfeasance,  bad faith,  gross  negligence  or reckless  disregard  of the duties  involved  in the  conduct  of such  Person's office.

Article VII, Section 2(b) provides that every note, bond, contract,  instrument, certificate or undertaking  and every other act or document  whatsoever  issued, executed or done by or on behalf of the Trust,  the  officers or the Trustees or any of them in connection  with the Trust shall be  conclusively  deemed to have been issued,  executed or done only in such Person's  capacity as Trustee and/or as officer, and such Trustee or officer, as applicable,  shall not be personally liable  therefore,  except  as  described  in the  last  sentence  of the  first paragraph of Section 2 of Article VII.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Kornitzer Capital Management,  Inc. is a federally registered investment adviser that  provides  investment  management  services to the Buffalo  Funds family of mutual funds and the AFBA 5Star Fund family of funds. Kornitzer also manages the assets of non-fund advisory clients.

ITEM 27. PRINCIPAL UNDERWRITER.

(a)  Jones & Babson,  Inc.,  the only principal  underwriter of the  Registrant, also acts as principal underwriter for the following:

      David L. Babson Growth Fund, Inc.
      Babson Enterprise Fund, Inc.
      Babson Enterprise Fund II, Inc.
      D.L. Babson Money Market Fund, Inc.
      D.L. Babson Tax-Free Income Fund, Inc.
      D.L. Babson Bond Trust
        Portfolio L
        Portfolio S
      Babson Value Fund, Inc.
      Shadow Stock Fund, Inc.
      Babson-Stewart Ivory International Fund, Inc.
      Buffalo Balanced Fund, Inc.
      Buffalo Large Cap Fund, Inc.
      Buffalo High Yield Fund, Inc.
      Buffalo Small Cap Fund, Inc.
      Buffalo USA Global Fund, Inc.
      Buffalo Funds
        Buffalo Science & Technology Fund
        Buffalo Mid Cap Fund
      Investors Mark Series Fund, Inc.
        Balanced Portfolio
        Global Fixed Income Portfolio
        Growth & Income Portfolio
        Intermediate Fixed Income Portfolio
        Large Cap Value Portfolio
        Large Cap Growth Portfolio
        Mid Cap Equity Portfolio
        Money Market Portfolio
        Small Cap Equity Portfolio
      J&B Funds
        J&B Small-Cap International Fund
        J&B Small-Cap Aggressive Growth Fund
        J&B Mid-Cap Aggressive Growth Fund

(b)  Herewith is the information required by the following table with respect to each director,  officer or partner of the only underwriter  named in answer to Item 20 of Part B:

  Name and Principal     Position & Offices    Positions & Offices
   Business Address      with Underwriter      with Registrant
   ----------------      ----------------      ---------------
   Stephen S. Soden      President, Chief     President, Chairman and
   700 Karnes Blvd.      Executive Officer,     Director/Trustee
   Kansas City, MO       Chairman of the
   64108-3306            Board & Director

   Michael K. Deardorff  Director             None
   700 Karnes Blvd.
   Kansas City, MO
   64108-3306

   David A. Gates        Director             None
   700 Karnes Blvd.
   Kansas City, MO
   64108-3306

   Edward S. Ritter      Director             None
   700 Karnes Blvd.
   Kansas City, MO
   64108-3306

   Robert N. Sawyer      Director             None
   700 Karnes Blvd.
   Kansas City, MO
   64108-3306

   David L. Higley       Director             None
   700 Karnes Blvd
   Kansas City, MO
   64108-3306

   P. Bradley Adams      Director             Vice President and
   700 Karnes Blvd.        Vice President,      Treasurer
   Kansas City, MO         Finance and
   64108-3306              Operations, and
                           Treasurer

   Martin A. Cramer      Vice President and    Vice President and
   700 Karnes Blvd.        Secretary             Secretary
   Kansas City, MO
   64108-3306

   William G. Cooke      Vice President and    Vice President and
   700 Karnes Blvd.        Chief Compliance      Chief Compliance Officer
   Kansas City, MO         Officer
   64108-3306

   Constance E. Martin   Vice President and    Vice President
   700 Karnes Blvd.        Director, Mutual
   Kansas City, MO         Fund Client
   64108-3306              Relations

(c)  The principal underwriter does not receive any remuneration or compensation for the duties or  services  rendered  to the  Registrant  pursuant  to the principal underwriting agreement.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

Each account,  book or other document required to be maintained by Section 31(a)
of the Investment Company Act of 1940, as amended and Rules (17 CFR 270-31a-1 to
31a-3) promulgated thereunder,  is in the physical possession of Jones & Babson,
Inc.,  at BMA Tower,  700 Karnes Blvd.,  Kansas City,  Missouri  64108-3306  and
Kornitzer Capital Management,  Inc., 5420 West 61st Place,  Shawnee Mission, KS,
66205-3084.

ITEM 29. MANAGEMENT SERVICES.

There are no  management  related  service  contracts not discussed in Part A or
Part B.

ITEM 30. UNDERTAKINGS.

Registrant undertakes that, if requested to do so by the holders of at least 10%
of the Registrant's  outstanding  shares,  to call a meeting of shareholders for the  purpose of voting upon the  question of removal of a director or  directors and to assist in communications  with other  shareholders as required by Section
16(c) of the Investment Company Act of 1940, as amended.

Insofar as  indemnification  for liability  arising under the  Securities Act of
1933 may be permitted to Directors/Trustees, officers and controlling persons of the Registrant  pursuant to the provisions  described in response to item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and  Exchange  Commission  such  indemnification  is  against  public  policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for  indemnification  against  such  liabilities  (other than the payment by the registrant  of expenses  incurred or paid by a Trustee,  officer or  controlling person of the  Registrant  in the  successful  defense  of any  action,  suit or proceeding)  is  asserted  by such  Trustee,  officer or  controlling  person in connection with the securities being registered,  the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit  to a  court  of  appropriate  jurisdiction  the  question  whether  such indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Act of 1933,  as amended (the
"1933 Act") and the Investment Company Act of 1940, as amended,  the Registrants have duly caused this Registration Statement to be signed on their behalf by the undersigned,  duly authorized officer, in the City of Kansas City, and the State of Missouri on the 29th day of July, 2002.

                     Buffalo Balanced Fund, Inc.
                     Buffalo Large Cap Fund, Inc.
                     Buffalo High Yield Fund, Inc.
                     Buffalo USA Global Fund, Inc.
                     Buffalo Small Cap Fund, Inc.
                     Buffalo Funds

                     /s/ Stephen S. Soden
                     ------------------------------
                     Stephen S. Soden
                     Chairman and President

Pursuant to the  requirements of the 1933 Act, this  Registration  Statement has been signed below by the  following  persons in the  capacities  and the date(s)
indicated.

Signature                           Title                              Date
---------                           -----                              ----

/s/ Stephen S. Soden*               President, Chairman and
----------------------              Director/Trustee
Stephen S. Soden

/s/ P. Bradley Adams                Vice President and Treasurer
----------------------
P. Bradley Adams

/s/ Gene M. Betts*                  Director/Trustee
----------------------
Gene M. Betts

/s/ Thomas S. Case*                 Director/Trustee
----------------------
Thomas S. Case

/s/ Kent W. Gasaway*                Director/Trustee
----------------------
Kent W. Gasaway

/s/ J. Gary Gradinger*              Director/Trustee
----------------------
J. Gary Gradinger

/s/ Philip J. Kennedy*              Director/Trustee
----------------------
Philip J. Kennedy

  * By:/s/ P. Bradley Adams
    -------------------------------
    P. Bradley Adams
    (Pursuant to Power of Attorney)

                                 EXHIBIT INDEX

Exhibit                                                            Exhibit No.
-------                                                            -----------

Articles of Amendment for Buffalo Equity Fund, Inc.                EX-99.a.2.i

Articles Supplementary for Buffalo High Yield Fund, Inc.           EX-99.a.3.ii

Articles Supplementary for Buffalo Small Cap Fund, Inc.            EX-99.a.5.i

Opinion and Consent of Counsel for Buffalo High Yield Fund, Inc.   EX-99.i.3

Opinion and Consent of Counsel for Buffalo Small Cap Fund, Inc.    EX-99.i.5

Consent of Auditor for Buffalo Balanced Fund, Inc.                 EX-99.j.1.i

Consent of Auditor for Buffalo Large Cap Fund, Inc.                EX-99.j.1.ii

Consent of Auditor for Buffalo High Yield Fund, Inc.               EX-99.j.1.iii

Consent of Auditor for Buffalo USA Global Fund, Inc.               EX-99.j.1.iv

Consent of Auditor for Buffalo Small Cap Fund, Inc.                EX-99.j.1.v

Consent of Auditor for Buffalo Funds                               EX-99.j.1.vi

Code of Ethics for Buffalo Funds and Jones & Babson, Inc.      EX-99.p.1

Code of Ethics for Kornitzer Capital Management, Inc.              EX-99.p.2

Exhibit No. EX-99.a.2.i

                              ARTICLES OF AMENDMENT
                                       TO
                            ARTICLES OF INCORPORATION
                                       OF
                            BUFFALO EQUITY FUND, INC.

BUFFALO EQUITY FUND, INC., (the  "Corporation"),  a Maryland  corporation having its principal office in Baltimore,  Maryland,  hereby  certifies,  in accordance with  Section  2-605 of the  Maryland  General  Corporation  Law,  to the  State
Department of Assessments and Taxation of Maryland that:

ONE: Article  SECOND of the  Articles of  Incorporation  of the  Corporation  is
     hereby  amended to change the name of the  Corporation to BUFFALO LARGE CAP
     FUND, INC.

TWO: The foregoing  Amendment to Article SECOND of the Articles of Incorporation
     of the  Corporation  was duly approved by a majority of the entire Board of
     Directors  of the  Corporation  on  February  1,  2002,  and the  foregoing
     amendment  is  limited  to  a  change   expressly   authorized  by  Section
     2-605(a)(1)  of the  Maryland  General  Corporation  Law to be made without action by the stockholders of the Corporation. .

     IN WITNESS WHEREOF, BUFFALO EQUITY FUND, INC., has caused these Articles of
Amendment  to be  signed by its  President  and  attested  by its  Secretary  on
February 28, 2002.

                                                 BUFFALO EQUITY FUND, INC.

Attest:  _____________________              By:  _________________________
         Martin A. Cramer                            Stephen S. Soden
         Secretary                                            President

     The Undersigned,  Stephen S. Soden, President of Buffalo Equity Fund, Inc.,
who executed on behalf of the Corporation  the foregoing  Articles of Amendment, of which this certificate is made a part, hereby  acknowledges,  in the name and on behalf of the  Corporation,  the  foregoing  Articles of  Amendment to be the corporate act of the Corporation and further  certifies that, to the best of his knowledge,  information and belief, the matters and facts set forth therein with respect to the  approval  thereof are true in all material  respects,  under the penalties of perjury.

                                                      -------------------------
                                                         Stephen S. Soden
                                                         President

Exhibit No. EX-99.a.3.ii

                             ARTICLES SUPPLEMENTARY

                          TO ARTICLES OF INCORPORATION

                                       OF

                          BUFFALO HIGH YIELD FUND, INC.

     Buffalo High Yield Fund, Inc., a Maryland  corporation having its principal office in Baltimore,  Maryland  (hereinafter called the  "Corporation"),  hereby certifies to the State  Department of Assessments  and Taxation of Maryland,  in
accordance  with the  requirements of Sections 2-208 and 2-208.1 of the Maryland
General Corporation Law that:

FIRST: The  Corporation  is  registered  as an  open-end  management  investment company under the Investment Company Act of 1940.

SECOND: The total number of shares which the Corporation currently has authority to issue is Ten Million  (10,000,000)  shares of common  stock,  with a par value of one  dollar  ($1.00)  per  share,  and such  common  stock  has an aggregate par value of Ten Million Dollars ($10,000,000).

THIRD: The Board of Directors of the Corporation, at a meeting duly convened and held  on  February  13,  2002,  adopted  resolutions:  (i)  increasing  the aggregate number of authorized shares of common stock of the Corporation by
     Fifteen Million  (15,000,000) shares, so that the Corporation has authority to issue a total of  Twenty  Five  Million  (25,000,000)  shares  of common stock,  and  (ii)  authorizing  the  preparation  and  filing  of  Articles
     Supplementary to reflect this change.

FOURTH: As increased  hereby,  the total number of shares which the  Corporation has authority to issue is Twenty Five Million (25,000,000) shares of common stock,  with a par value of one dollar  ($1.00) per share,  and such common
     stock  has  an  aggregate   par  value  of  Twenty  Five  Million   Dollars
     ($25,000,000).

FIFTH: The newly authorized  shares of the Corporation shall have all the rights and privileges as well as the  restrictions and limitations as set forth in the Corporation's  Articles of Incorporation,  as amended (the "Articles"), including such priority in the assets and liabilities of the Corporation as may be  provided  in the  Articles  as such  Articles  may be  amended  and supplemented.

SIXTH: The total  number of shares of  common  stock  that the  Corporation  has authority  to issue  has  been  increased  by the  Board  of  Directors  in accordance with Section 2-105(c) of the Maryland General Corporation Law.

                                                   Buffalo High Yield Fund, Inc.

By:
                                                      Martin A. Cramer
Attest:

By:
    William G. Cooke

     THE  UNDERSIGNED,  Vice President and Secretary of Buffalo High Yield Fund,
Inc.,  who  executed  on  behalf  of  the  Corporation  the  foregoing  Articles
Supplementary  to the Articles of  Incorporation,  of which this  certificate is made a part, hereby acknowledges,  in the name and on behalf of the Corporation, the foregoing Articles  Supplementary to the Articles of Incorporation to be the
corporate act of the Corporation and further  certifies that, to the best of his knowledge, information and belief, the matters set forth therein with respect to the approval thereof are true in all material  respects,  under the penalties of perjury.

Exhibit No. EX-99.a.5.i

                             ARTICLES SUPPLEMENTARY

                          TO ARTICLES OF INCORPORATION

                                       OF

                          BUFFALO SMALL CAP FUND, INC.

     Buffalo Small Cap Fund, Inc., a Maryland  corporation  having its principal office in Baltimore,  Maryland  (hereinafter called the  "Corporation"),  hereby certifies to the State  Department of Assessments  and Taxation of Maryland,  in
accordance  with the  requirements of Sections 2-208 and 2-208.1 of the Maryland
General Corporation Law that:

FIRST: The  Corporation  is  registered  as an  open-end  management  investment company under the Investment Company Act of 1940.

SECOND: The total number of shares which the Corporation currently has authority to issue is Ten Million  (10,000,000)  shares of common  stock,  with a par value of one  dollar  ($1.00)  per  share,  and such  common  stock  has an aggregate par value of Ten Million Dollars ($10,000,000).

THIRD: The Board of Directors of the Corporation, at a meeting duly convened and held on February 13, 2002,  adopted  resolutions  increasing the authorized capital of the Corporation by Ninety Million  (90,000,000)  shares,  to One
     Hundred  Million  (100,000,000)  shares and authorizing the preparation and filing of Articles Supplementary to reflect this change.

FOURTH: The newly  authorized  shares of Buffalo Small Cap Fund, Inc. shall have all the rights and privileges as well as the  restrictions  and limitations
     as  set  forth  in  the  Corporation's   Articles  of  Incorporation   (the
     "Articles"),  including such priority in the assets and liabilities of such series as may be provided in such Articles.

FIFTH: The authorized shares of Buffalo Small Cap Fund, Inc. have been increased by the Board of  Directors  in  accordance  with  Section  2-105 (c) of the
     Maryland General Corporation Law.

SIXTH: After  giving  effect to the  increase,  the  aggregate  par value of all
     common  stock  of  the   Corporation   is  One  Hundred   Million   Dollars
     ($100,000,000)  and the total amount of common  stock,  with a par value of one dollar ($1.00) per share, is One Hundred Million (100,000,000) shares

SEVENTH: The total  number of shares of common  stock that the  Corporation  has authority  to issue  has  been  increased  by the  Board  of  Directors  in accordance with Section 2-105(c) of the Maryland General Corporation Law.

     IN WITNESS WHEREOF,  Buffalo Small Cap Fund, Inc. has caused these presents to be signed in its name and on its behalf by its  President and attested by its
Secretary under penalty of perjury on February 13, 2002.

                                                    Buffalo Small Cap Fund, Inc.

By:

Attest:

By:

     THE UNDERSIGNED, President of Buffalo Small Cap Fund, Inc., who executed on behalf of said Corporation the foregoing Articles  Supplementary to the Articles of Incorporation, of which this certificate is made a part, hereby acknowledges, in  the  name  and  on  behalf  of  said  Corporation,  the  foregoing  Articles
Supplementary  to the Articles of  Incorporation to be the corporate act of said
Corporation  and  further   certifies  that,  to  the  best  of  his  knowledge,
information  and  belief,  the  matters set forth  therein  with  respect to the approval  thereof are true in all  material  respects,  under the  penalties  of perjury.

Exhibit No. EX-99.i.3

                                   Law Office

                      Stradley, Ronon, Stevens & Young, LLP

                            2600 One Commerce Square
                      Philadelphia, Pennsylvania 19103-7098
                                 (215) 564-8000

Direct Dial: (215) 564-8115

                                                             July 24, 2002

Buffalo High Yield Fund, Inc.
c/o Jones & Babson, Inc.
700 Karnes Boulevard
Kansas City, MO 64108

         Re:      Legal Opinion-Securities Act of 1933

Ladies and Gentlemen:

     We have examined the Articles of Incorporation, as amended and supplemented
(the  "Articles"),  of Buffalo  High Yield Fund,  Inc.  (the  "Fund"),  a series corporation organized under the Maryland General Corporation Law, the By-Laws of the Fund, and its form of share certificates, all as amended and supplemented to date, and the various pertinent corporate  proceedings we deem material. We have also examined the Notification of Registration  and the Registration  Statements
filed on behalf of the Fund under the Investment Company Act of 1940, as amended
(the  "Investment  Company Act") and the Securities Act of 1933, as amended (the
"Securities  Act"),  all as  amended  to date,  as well as  other  items we deem material to this opinion.

     The  Fund is  authorized  by the  Articles  to  issue  twenty-five  million
(25,000,000)  shares of all classes of common stock at a par value of one dollar
($1.00) per share and an  aggregate  par value of  twenty-five  million  dollars
($25,000,000)  and  currently  issues one class of  shares.  The  Articles  also empowers  the Board to  designate  any  additional  classes or  sub-classes  and allocate shares to such classes or sub-classes.

     The Fund has filed  with the U.S.  Securities  and  Exchange  Commission  a registration statement under the Securities Act, which registration statement is deemed to register an  indefinite  number of shares of the Fund  pursuant to the provisions  of Section  24(f) of the  Investment  Company  Act. You have further advised us that the Fund has filed,  and each year hereafter will timely file, a
Notice  pursuant to Rule 24f-2 under the  Investment  Company Act perfecting the registration of the shares sold by the Fund during each fiscal year during which such registration of an indefinite number of shares remains in effect.

     You have also  informed us that the shares of the Fund have been,  and will continue to be, sold in accordance  with the Fund's usual method of distributing its registered shares,  under which prospectuses are made available for delivery to offerees and purchasers of such shares in accordance with Section 5(b) of the
Securities Act.

     Based upon the foregoing  information and examination,  so long as the Fund remains  a  valid  and  subsisting  entity  under  the  laws  of  its  state  of organization, and the registration of an indefinite number of shares of the Fund remains  effective,  the  authorized  shares  of the Fund  when  issued  for the consideration  set by the  Board of  Directors  pursuant  to the  Articles,  and subject to compliance with Rule 24f-2, will be legally outstanding,  fully-paid, and  non-assessable  shares,  and the  holders of such  shares will have all the rights provided for with respect to such holding by the Articles and the laws of the State of Maryland.

     We hereby consent to the use of this opinion,  in lieu of any other,  as an exhibit to the  Registration  Statement of the Fund,  along with any  amendments thereto,  covering  the  registration  of the  shares  of  the  Fund  under  the
Securities Act and the applications,  registration statements or notice filings, and amendments  thereto,  filed in accordance  with the  securities  laws of the several states in which shares of the Fund are offered,  and we further  consent to  reference  in the  registration  statement of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by us.

                                          Very truly yours,
                                          STRADLEY, RONON, STEVENS & YOUNG, LLP

                                          BY:  /s/ Bruce G. Leto
                                                   Bruce G. Leto

599865.01

Exhibit No. EX-99.j.1.i

                         Consent of Independent Auditors

We  consent  to the  references  to  our  firm  under  the  captions  "Financial
Highlights"  in the Prospectus  and  "Independent  Auditors" in the Statement of
Additional Information and to the incorporation by reference of our report dated
May 3, 2002, in the Registration Statement (Form N-1A) of Buffalo Balanced Fund,
Inc. filed with the Securities  and Exchange  Commission in this  Post-Effective
Amendment No. 10 under the Securities Act of 1933  (Registration  No.  33-75476)
and Amendment No. 12 under the Investment  Company Act of 1940 (Registration No.
811-8364).

                                                           /s/Ernst & Young, LLP

Kansas City, Missouri
July 26, 2002

Exhibit No. EX-99.j.1.ii

                         Consent of Independent Auditors

We  consent  to the  references  to  our  firm  under  the  captions  "Financial
Highlights"  in the Prospectus  and  "Independent  Auditors" in the Statement of
Additional Information and to the incorporation by reference of our report dated
May 3, 2002,  in the  Registration  Statement  (Form N-1A) of Buffalo  Large Cap
Fund,   Inc.  filed  with  the  Securities  and  Exchange   Commission  in  this
Post-Effective  Amendment No. 10 under the Securities Act of 1933  (Registration
No.  33-87346)  and Amendment  No. 12 under the  Investment  Company Act of 1940
(Registration No. 811-8900).

                                                           /s/Ernst & Young, LLP

Kansas City, Missouri
July 26, 2002

Exhibit No. EX-99.j.1.iii

                         Consent of Independent Auditors

We  consent  to the  references  to  our  firm  under  the  captions  "Financial
Highlights"  in the Prospectus  and  "Independent  Auditors" in the Statement of
Additional Information and to the incorporation by reference of our report dated
May 3, 2002,  in the  Registration  Statement  (Form N-1A) of Buffalo High Yield
Fund,   Inc.  filed  with  the  Securities  and  Exchange   Commission  in  this
Post-Effective  Amendment No. 10 under the Securities Act of 1933  (Registration
No.  33-87148)  and Amendment  No. 12 under the  Investment  Company Act of 1940
(Registration No. 811-8898).

                                                           /s/Ernst & Young, LLP

Kansas City, Missouri
July 26, 2002

Exhibit No. EX-99.j.1.iv

                         Consent of Independent Auditors

We  consent  to the  references  to  our  firm  under  the  captions  "Financial
Highlights"  in the Prospectus  and  "Independent  Auditors" in the Statement of
Additional Information and to the incorporation by reference of our report dated
May 3, 2002,  in the  Registration  Statement  (Form N-1A) of Buffalo USA Global
Fund,   Inc.  filed  with  the  Securities  and  Exchange   Commission  in  this
Post-Effective  Amendment No. 10 under the Securities Act of 1933  (Registration
No.  33-87146)  and Amendment  No. 12 under the  Investment  Company Act of 1940
(Registration No. 811-8896).

                                                           /s/Ernst & Young, LLP

Kansas City, Missouri
July 26, 2002

Exhibit No. EX-99.j.1.v

                         Consent of Independent Auditors

We  consent  to the  references  to  our  firm  under  the  captions  "Financial
Highlights"  in the Prospectus  and  "Independent  Auditors" in the Statement of
Additional Information and to the incorporation by reference of our report dated
May 3, 2002,  in the  Registration  Statement  (Form N-1A) of Buffalo  Small Cap
Fund,   Inc.  filed  with  the  Securities  and  Exchange   Commission  in  this
Post-Effective  Amendment No. 5 under the Securities  Act of 1933  (Registration
No.  333-40841)  and  Amendment No. 6 under the  Investment  Company Act of 1940
(Registration No. 811-08509).

                                                           /s/Ernst & Young, LLP

Kansas City, Missouri
July 26, 2002

Exhibit No. EX-99.j.1.vi

                         Consent of Independent Auditors

We  consent  to the  references  to  our  firm  under  the  captions  "Financial
Highlights"  in the Prospectus  and  "Independent  Auditors" in the Statement of
Additional Information and to the incorporation by reference of our report dated
May 3, 2002, in the  Registration  Statement  (Form N-1A) of Buffalo Funds filed with the Securities and Exchange Commission in this Post-Effective Amendment No.
2 under the Securities Act of 1933  (Registration  No.  333-56018) and Amendment
No. 3 under the Investment Company Act of 1940 (Registration No. 811-10303).

                                                           /s/Ernst & Young, LLP

Kansas City, Missouri
July 26, 2002

Exhibit No. EX-99.p.1

                              JONES & BABSON, INC.

                                  BABSON FUNDS

                                    J&B FUNDS

                                  BUFFALO FUNDS

                           INVESTORS MARK ADVISOR, LLC

                        INVESTORS MARK SERIES FUND, INC.

                                 CODE OF ETHICS
                             (Revised January 2002)

     Terms which are in bold italics in the text are defined in Appendix 1.
------------------------------------------------------------------------------------------------------------------------------------
I.       Purpose of Code.

The Code of Ethics establishes rules that govern personal investment  activities of the officers,  directors and certain  employees (or  contractors)  of Jones &
Babson,  Inc. , Investors  Mark Advisor,  L.L.C.,  (together  "Jones & Babson"),
Investors  Mark Series  Fund,  Inc.  and each of the funds  within the  Buffalo,
Babson and J&B fund groups (the  "Funds"),  listed on Schedule A to this Code of
Ethics.

II. Why Do We Have a Code of Ethics?

A.   We want to protect our  Clients.  We have a duty to place the  interests of the  shareholders  of the Funds first and to avoid even the appearance of a conflict  of  interest.  This is how we earn  and  keep  the  trust of Fund shareholders.  We  must  conduct  ourselves  and  our  personal  securities transactions  in a manner that does not create a conflict of interest  with
     the  Funds  or  their  shareholders,   or  take  unfair  advantage  of  our
     relationship with them.

B.   Federal law requires that we have a Code of Ethics The  Investment  Company
     Act of 1940 and the Investment Advisers Act of 1940 require that we have in place safeguards to prevent behavior and activities that might disadvantage the Funds or their shareholders. These safeguards are embodied in this Code of Ethics.5

III.     Does the Code of Ethics Apply to You?

Yes! All  employees  (including  contract  personnel)  of Jones & Babson and the
Funds must observe the principles contained in the Code of Ethics. Any director, officer,  employee or contractor  of Jones & Babson,  or any Fund who is already subject to a substantially similar (as determined by Jones & Babson's compliance officer) Code of Ethics because of their  association  with a separate  company, will not be subject to this Code of Ethics.

There are different categories of restrictions on personal investing activities.
The  category  in which  you have  been  placed  generally  depends  on your job function,  although  unique  circumstances  may  prompt  us to  place  you  in a different category. The range of categories is as follows:

       --------------------------------------------------------------------------------------------------------------
       Fewest Restrictions                                                                       Most Restrictions
       --------------------------------------------------------------------------------------------------------------
       --------------------------------------------------------------------------------------------------------------
       Non-Access Person             Access Person            Investment Person                   Portfolio Person
       --------------------------------------------------------------------------------------------------------------

In  addition,  there is a fifth  category for the  Independent  Directors of the
Funds. The standard profiles for each of the categories is described below:

A. Portfolio Persons.
Portfolio Persons are those employees  entrusted with direct  responsibility and authority to make investment decisions affecting one or more Funds.

B.   Investment Persons.
Investment  Persons are financial  analysts,  investment  analysts,  traders and other employees who provide information or advice to a portfolio management team or who help execute the portfolio management team's decisions.

C.   Access Persons.
You are an Access  Person if, as part of your job, you do any of the  following:
participate in the purchase or sale of securities for Fund portfolios; perform a function  which  relates to the making of  recommendations  with respect to such purchases or sales of  securities  for Fund  portfolios;  OR have the ability to obtain  information  regarding  the  purchase  or sale of  securities  for  Fund portfolios.  In  addition,  you  are an  Access  Person  if you  are  any of the
following:  an officer or  "interested"  director of any Fund;  OR an officer or director  of Jones &  Babson,  Inc.  As an Access  Person,  if you know that during the 5 days immediately  preceding or after the date of your  transaction, the same security was (1) held by one or more Fund and was being  considered for sale,  or (2)  being  considered  for  purchase  by one or more  Fund,  you must preclear your personal security  transaction requests in accordance with Section
IV A.

D.   Non-Access Persons.
If you are an officer,  director,  or employee of any contractor,  for a Fund or for Jones  &  Babson,  or if you are an  employee  of a Fund or Jones  &
Babson AND you do not fit into any of the above categories, you are a Non-Access
Person.  Because  you  normally  do not have  access to or receive  confidential information  about Fund  portfolios,  you are subject only to Sections V(C), VI,
VII, VIII, IX and X of this Code of
Ethics.

E.   Independent Directors.
If you are a director of a Fund and are not an "interested"  director as defined in the Investment Company Act of 1940 ("Independent Director"),  you are subject only to Sections II, VII,  VIII and IX of this Code of Ethics.  However,  if you know,  or in the  ordinary  course  of  fulfilling  your  official  duties as an
Independent Director should know, that during the 15 days immediately  preceding or after the date of your  transaction,  the same  security was (1) purchased or sold by one or more Fund,  or (2) was being  considered  for purchase or sale by one or more Fund,  you will be  considered  an Access  Person for the purpose of trading  in that  security,  and  you  must  comply  with  all the  requirements applicable to Access Persons.

IV.  Restrictions on Personal Investing Activities.

     A.   Investment and Portfolio Persons  Preclearance of Personal  Securities
          Transactions.  Before  either  of the  following  things  happen:  the purchase or sale of a security for your own  account;  OR the purchase or sale of a security  for an account  for which you are a  beneficial owner you must follow the following preclearance procedures:

     1.   Preclear the  transaction  with Jones & Babson's  Compliance  Officer.
          E-mail  your  request  to   gcooke@jones&babson.com   or  fill  out  a
          pre-clearance request form, and provide the following information:

          Issuer name;
          Ticker symbol or CUSIP number;
          Type of security (stock, bond, note, etc.);
          Maximum expected dollar amount of proposed transaction; AND
          Nature of transaction (purchase or sale)

      2.  If you receive preclearance for the transaction6:
          You have 5 business days to execute your transaction.

      B.  Investment and Portfolio Persons: Additional Restrictions.

      1.  Initial Public Offerings.
          You cannot acquire securities issued in an initial public offering.

      2.  Private Placements.
          Before you acquire any  securities  in a private  placement, you must obtain  written  approval from Jones & Babson's compliance  officer7.
          Once you receive  approval, you cannot participate in any subsequent consideration of an investment in that issuer for any of the Funds.

      3.  Short-Term Trading Profits.
          You cannot profit from any purchase and sale, or sale and purchase, of the same (or equivalent) securities within sixty (60) calendar days.

      C.  Portfolio Persons:  Blackout Period.
          If you are a Portfolio Person, you may not purchase or sell a security within seven (7) days before and after a Fund that you manage executes a trade in that security.

V.   Reporting Requirements.

      A.  Disclosure of Personal Securities Holdings
          [Access, Investment and Portfolio Persons]
          Upon  commencement  of  employment  or  acquisition  of Access  Person status, whichever is sooner, and annually thereafter,  you must report
          all  securities  holdings  to  the  compliance  officer,   along  with
          brokerage account numbers and addresses.  Your initial holdings report is due no later than 10 days after you are designated an Access Person while your annual  holdings  report is due no later than 30 days after year end. The report must include all securities beneficially owned by you (including securities owned by certain family members), except for code-exempt securities.

       B. Quarterly Report of Securities Transactions
          [Access, Investment and Portfolio Persons]
          Each  quarter  you must  report the  purchase or sale of a security in which  you have (or will  have)  any  direct  or  indirect  beneficial ownership.  This  may  include  securities  owned  by  certain  family members.  See  Appendix  2 for  details.  (You do not  need to  report transactions in code-exempt  securities.)  Jones & Babson will provide you with a form of report.  You must file your report no later than 10 days after the end of each  calendar  quarter.  On the report you must state whether you have engaged in a securities  transaction during the quarter and if you opened or closed any brokerage accounts,  and if so provide the following information:

          The date of the transaction, the description and number of shares, and the principal amount of each security involved;
          The nature of the transaction,  that is,  purchase,  sale or any other type of acquisition or disposition;
          The transaction price; AND
          The name of the broker,  dealer or bank through  whom the  transaction was effected, or any new brokerage arrangement opened or closed.

       C. Duplicate Confirmations [Non-Access (except Independent Directors),
          Access,  Investment  and  Portfolio  Persons].  You must instruct your broker-dealer  to send  duplicate  confirmations  of all  transactions
          (excluding  transactions  in code-exempt  securities) in such accounts to:
                               Jones & Babson Inc.
                           BMA Tower, 700 Karnes Blvd.
                           Kansas City, MO 64108-3306
                          Attention: Compliance Officer

          Please note that "your broker-dealer"  includes both of the following:
          a broker or dealer with whom you have a securities  brokerage account;
          AND a broker or dealer who  maintains  an account  for a person  whose trades  you must  report  because  you are  deemed to be a  beneficial owner.

VI.    Can there be any exceptions to the restrictions?

Yes. The compliance officer or his or her designee,  upon consultation with your manager,  may grant  limited  exemptions  to specific  provisions of the Code of
Ethics on a case-by-case basis.

       A. How to Request an Exemption
          Send a written request to Jones & Babson compliance  officer detailing your  situation.  The  Jones &  Babson  compliance  officer  has  been
          designated  to  develop  procedures   reasonably  designed  to  detect
          violations  of  this  Code  and  to  grant  exemptions  under  certain circumstances.

       B. Factors Considered
          In  considering  your request,  the  compliance  officer or his or her designee will grant your  exemption  request if he or she is satisfied that:
          your request  addresses an undue personal  hardship  imposed on you by the Code of Ethics;
          your situation is not contemplated by the Code of Ethics; and
          your exemption,  if granted,  would be consistent with the achievement of the objectives of the Code of Ethics.

       C. Exemption Reporting
          All exemptions  granted must be reported to the Boards of Directors of the Funds.  The Boards of Directors may choose to delegate the task of
          receiving   and  reviewing   reports  to  a  Committee   comprised  of
          Independent Directors.

VII.     Confidential Information.

All information about Fund securities transactions,  actual or contemplated,  is confidential.  You must not  disclose,  except as required by the duties of your employment,  securities  transactions of Funds,  actual or contemplated,  or the contents  of any  written  or  oral  communication,  study,  report  or  opinion concerning any security.  This does not apply to  information  which has already been publicly disclosed.

VIII.    Conflicts of Interest.

       A. All Persons except Independent Directors
          You must receive prior written  approval from Jones & Babson or the
          Funds and/or the  Independent  Directors  of  the  Funds,  as
          appropriate,  to do any of the following:
          negotiate  or enter into any  agreement  on the Fund's  behalf with any business concern  doing or  seeking to do business with  the Fund if you,  or a person related to you, has a substantial interest in the business concern;
          enter into an agreement, negotiate or otherwise do business on the
          Fund's behalf with a personal friend or a person related to you; OR serve on the board of directors of, or act as consultant to, any publicly traded corporation.

       B. Independent Director
          If   you are an Independent Director,  you cannot serve as officer of, director of,  employee of; OR consultant to any  corporation  or other business entity which engages in an activity in competition with a
          Fund; OR
          which is engaged in any activity that would create a conflict of interest with your duties unless you receive prior approval of the other Independent Directors.  These prohibitions also apply to anyone who lives in the same household with you.

IX.  What happens if you violate the rules in the Code of Ethics?

You may be subject to serious penalties.

       A. The penalties which may be imposed include:
          formal warning;
          restriction of trading privileges;
          disgorgement of trading profits;
          fine; AND/OR
          suspension or termination of employment.

       B. Penalty Factors
          The factors which may be considered when  determining the appropriate penalty include, but are not limited to:
          the harm to the interests of the Funds and/or shareholders;
          the extent of unjust enrichment;
          the frequency of occurrence;
          the degree to which there is personal benefit from unique knowledge obtained through employment with the Advisors;
          the degree of perception of a conflict of interest;
          evidence of fraud, violation of law, or reckless disregard of a regulatory requirement; AND/OR
          the level of accurate, honest and timely cooperation from the person subject to the Code of Ethics.
          If you have any questions about the Code of Ethics, do not hesitate to ask a member of management or Compliance.

X.   Annual Certification of Compliance with the Code

As a condition of your employment, you will be asked to certify annually:
          that you have read this Code of Ethics;
          that you understand this Code of Ethics; AND
          that you have complied with this Code of Ethics.

XI.  Regular Reporting to Fund Directors

The management of Jones & Babson and the Funds will deliver reports to the Board of Directors of each Fund at least  annually:  of any  violation of this Code of
Ethics requiring significant sanctions;

outlining the results of any sub-adviser or affiliate Code of Ethics  monitoring activity; AND

certifying that Jones & Babson has adopted  reasonable  procedures  necessary to prevent its access persons from violating this Code of Ethics.

XII. Approval of this Code of Ethics

The Board of Directors,  including a majority of the independent  Directors,  of each  Fund  shall  approve  this  Code  of  Ethics,  and  any  material  changes subsequently made to it.

APPENDIX 1:  DEFINITIONS

1.   "Beneficial Ownership"
See "Appendix 2:  What is Beneficial Ownership?".

2.   "Code-Exempt Security"
A  "code-exempt  security"  is a  security  in  which  you  may  invest  without preclearing  or reporting  such  transactions  with Jones & Babson.  The list of
Code-Exempt Securities appears in Appendix 3.

3.   "Initial Public Offering"
"Initial  public   offering"  means  an  offering  of  securities  for  which  a registration  statement has not previously been filed with the SEC and for which there is no active public market in the shares.

4.   "Private Placement"
"Private  placement"  means an offering of securities in which the issuer relies on an exemption from the registration provisions of the federal securities laws, and  usually  involves  a  limited  number  of  sophisticated  investors  and  a restriction on resale of the securities.

5.   "Security"
A "security" includes a great number of different investment vehicles.  However, for purposes of this Code of Ethics, "security" includes any of the following:
      note,
      stock,
      treasury stock,
      bond,
      debenture,
      evidence of indebtedness,
      certificate of interest or participation in any profit-sharing agreement, collateral-trust certificate,
      preorganization certificate or subscription,
      transferable share,
      investment contract,
      voting-trust certificate,
      certificate of deposit for a security,
      fractional undivided interest in oil, gas or other mineral rights, any put, call, straddle, option, or privilege on any security (including a certificate of deposit) or on any group or index of securities
        (including any interest therein or based on the value thereof), or any put, call, straddle, option, or privilege entered into on a national securities exchange relating to foreign currency, or
      in general, any interest or instrument commonly known as a "security," or any certificate of interest or participation in, temporary or interim certificate for, receipt for, guarantee of, future on or warrant or right to subscribe to or purchase, any of the foregoing.

APPENDIX 2: WHAT IS "BENEFICIAL OWNERSHIP"?

1.   Are securities held by family members "beneficially owned" by me? Probably.
     As a general rule, you are regarded as the  beneficial  owner of securities held in the name of
         your spouse;
         your minor children;
         a relative who shares your home; OR
         any other person IF:
         You  obtain  from such  securities  benefits  substantially  similar to those of ownership. For example, if you receive or benefit from some of the income from the securities held by your spouse, you are the beneficial owner; OR
         You can obtain title to the securities now or in the future.

2.   Are  securities  held by a company I own also  "beneficially  owned" by me?
     Probably  not.  Owning  the  securities  of a  company  does  not  mean you
     "beneficially  own" the securities  that the company itself owns.  However, you will be deemed to "beneficially own" these securities if:
         The company is merely a medium through which you (by yourself or with others) in a small group invest or trade in securities; AND
         The company has no other substantial business.
         In such cases, you and those who are in a position to control the company will be deemed to "beneficially own" the securities owned by the company.

3.   Are securities  held in trust  "beneficially  owned" by me? Maybe.  You are deemed  to  "beneficially  own"  securities  held  in  trust  if any of the following is true:
         You are a trustee and either you or members of your immediate family have a vested interest in the income or corpus of the trust;
         You have a vested beneficial interest in the trust; OR
         You are settlor of the trust and you have the power to revoke the trust without obtaining the consent of all the beneficiaries.

As used in this section, the "immediate family" of a trustee means:
         A son or daughter of the trustee, or a descendent of either;
         A stepson or stepdaughter of the trustee;
         The father or mother of the trustee, or an ancestor of either;
         A stepfather or stepmother of the trustee; and
         A spouse of the trustee.

       For the purpose of determining whether any of the foregoing relationships exists, a legally adopted child of a person is Considered a child of such person by blood.

4.   Are securities in pension or retirement plans  "beneficially  owned" by me?
     Probably not.  Beneficial  ownership does not include indirect  interest by any person in portfolio  securities  held by a pension or  retirement  plan
     holding  securities  of  an  issuer  whose  employees   generally  are  the
     beneficiaries  of the plan.  However,  your  participation  in a pension or retirement  plan  is  considered  beneficial  ownership  of  the  portfolio securities if you can withdraw and trade the securities without withdrawing from the plan.

5.   Examples of Beneficial Ownership
   Securities Held by Family Members
     Example 1: Tom and  Mary  are  married.  Although  Mary has an  independent source of income from a family  inheritance  and  segregates her funds from those of her husband,  Mary contributes to the maintenance of the family home.  Tom and Mary have  engaged in joint estate  planning and have the same financial  adviser.  Since Tom and Mary's  resources are clearly  significantly  directed towards their common  property,  they
          shall  be  deemed  to  be  the  beneficial   owners  of  each  other's
          securities.
     Example  2:  Mike's  adult  son  David  lives  in  Mike's  home.  David  is self-supporting  and  contributes  to  household  expenses.  Mike is a beneficial owner of David's securities.
     Example  3:  Joe's  mother   Margaret   lives  alone  and  is   financially
          independent.  Joe has power of attorney over his mother's estate, pays all her bills and manages her investment  affairs.  Joe borrows freely from Margaret  without being required to pay back funds with interest, if at all.  Joe takes  out  personal  loans  from  Margaret's  bank in
          Margaret's  name,  the  interest  from  such  loans  being  paid  from
          Margaret's  account.  Joe is a significant heir of Margaret's  estate.
          Joe is a beneficial owner of Margaret's estate.
   Securities Held by a Company
     Example 4: ABC is a holding  company  with five  shareholders  owning equal shares in the  company.  Although  ABC Company does no business on its
          own,  it  has  several  wholly-owned   subsidiaries  which  invest  in
          securities.  Stan  is  a  shareholder  of  ABC  Company.  Stan  has  a
          beneficial   interest  in  the  securities   owned  by  ABC  Company's
          subsidiaries. Securities Held in Trust
     Example 5: John is trustee of a trust  created for his two minor  children.
          When both of John's  children  reach 21,  each shall  receive an equal share of the corpus of the trust.  John is a  beneficial  owner of the trust.
     Example 6: Jane is trustee of an irrevocable  trust for her daughter.  Jane is a  director  of the  issuer of the  equity  securities  held by the trust.  The  daughter is entitled to the income of the trust until she is 25 years old, and is then  entitled to the corpus.  If the daughter dies before  reaching  25,  Jane is entitled to the corpus.  Jane is a beneficial owner of the trust.
     Example 7: Tom's spouse is the beneficiary of an irrevocable  trust managed by a third party investment adviser.  Tom is a beneficial owner of the trust.

APPENDIX 3:  CODE-EXEMPT SECURITIES
Because they do not pose a possibility  for abuse,  some  securities  are exempt from  the  Advisors'  Code of  Ethics.  The  following  is the  current  list of
"Code-Exempt Securities":
         Mutual funds (open-end funds)
         Bank Certificates of Deposit
         U.S. government securities (such as Treasury notes, etc.)
         Securities which are acquired through an employer-sponsored automatic payroll deduction plan
         securities purchased through dividend reinvestment programs commercial paper;
         bankers acceptances; AND
         Futures contracts (and option contracts) on the following:
         Standard & Poor's 500 Index; or
         Standard & Poor's 100 Index

We may modify this list of securities at any time, please send a written request to Jones & Babson to request the most current list.

APPENDIX 4:  HOW DOES THE PRECLEARANCE PROCESS WORK?

After requesting pre-clearance from the compliance officer, your request is then subjected to the following test.

Step 1:  Blackout Test
         Is the security in question on the relevant Access Person, Investment or Portfolio Person blackout list?
If "YES", the system will send a message to you to DENY the personal trade request.  If "NO", then your request will be approved by the compliance officer.
The preclearance process can be changed at any time to ensure that the goals of the Advisors' Code of Ethics are advanced.

                                   SCHEDULE A

                                   THE FUNDS:

                             BABSON FAMILY OF FUNDS
                             BUFFALO FAMILY OF FUNDS
                               J&B FAMILY OF FUNDS
                              IMSF FAMILY OF FUNDS

                        ACKNOWLEDGMENT OF CODE OF ETHICS

I have read the Code of Ethics and agree to comply with its provisions.

Print Name

Signature                                                                  Date

--------------------------------------------------------------------------------

1    Mr. Soden is considered an interested  Director due to his employment  with the Funds' Principal Underwriter, Jones & Babson, Inc.
2    The J&B Funds consist of J&B Mid-Cap  Aggressive Growth Fund, J&B Small-Cap
     Aggressive Growth Fund and J&B Small-Cap International Fund.
3    The Babson Fund Complex consists of Babson  Enterprise  Fund, Inc.,  Babson
     Enterprise Fund II, Inc., David L. Babson Growth Fund,  Inc.,  Shadow Stock
     Fund, Inc.,  Babson Value Fund, Inc.,  Babson-Stewart  Ivory  International
     Fund,  Inc.,  D.L.  Babson  Tax-Free  Income Fund,  Inc., D.L. Babson Money
     Market Fund, Inc. and D.L.  Babson Bond Trust  (Portfolio L & Portfolio S).
     Jones & Babson, Inc. serves as, Investment Advisor,  Principal  Underwriter and Registered Transfer Agent for each fund in the Babson Fund Complex. Mr.
     Soden is a Director of the Babson Enterprise Fund II.
4    Mr. Gasaway is considered an interested Director due to his employment with the Funds' Advisor.
5    Section 17j of the Investment Company Act of 1940 and Rule 17j-1 thereunder as revised in 1999 and Section 204A of the Investment  Advisers Act of 1940
     and Rule 204-2 thereunder serve as a basis for much of what is contained in this Code of Ethics.
6    How  does  Jones &  Babson  determine  whether  to  approve  or  deny  your preclearance request? See Appendix 4 for a description of the process.
7    If you are the compliance officer,  you must receive your approval from the
     President.

Exhibit No. EX-99.p.2

                       Kornitzer Capital Management, Inc.
                                 CODE OF ETHICS
                              (Revised April 2002)

     Terms which are in bold italics in the text are defined in Appendix 1.

I.   Purpose of Code.

     The Code of  Ethics  establishes  rules  that  govern  personal  investment
     activities   of  the  officers,   directors   and  certain   employees  (or
     contractors) of Kornitzer Capital Management, Inc. ( "KCM") and each of the funds within the Buffalo fund group (the "Funds").

II.    Why Do We Have a Code of Ethics?

          A.   We want to protect our Clients.

               We  have a duty  to  place  the  interests  of our  discretionary account  holders and of the  shareholders  of the Funds (together
               "Fund  shareholders") first and to avoid even the appearance of a conflict of  interest.  This is how we earn and keep the trust of
               Fund  shareholders.  We must conduct  ourselves  and our personal securities  transactions  in a  manner  that  does  not  create a conflict of  interest  with the Funds or their  shareholders,  or take unfair advantage of our relationship with them.

          B.   Federal law requires that we have a Code of Ethics

               The Investment  Company Act of 1940 and the  Investment  Advisers
               Act of 1940 require that we have in place  safeguards  to prevent behavior  and  activities  that might  disadvantage  the Funds or their shareholders. These safeguards are embodied in this Code of
               Ethics.1

III. Does the Code of Ethics Apply to You?

          Yes! All employees (including contract personnel) of KCM and the Funds must  observe  the  principles  contained  in the Code of Ethics.  Any director,  officer,  employee or contractor of KCM, or any Fund who is already subject to a substantially similar (as determined by KCM) Code of Ethics because of their association with a separate  company,  will not be subject to this Code of Ethics.

          There are different  categories of restrictions on personal  investing activities.  The  category  in which  you have been  placed  generally depends on your job function, although unique circumstances may prompt us to place you in a different category. The range of categories is as follows:

--------------------------------------------------------------------------------------------------------------
Fewest Restrictions                                                                       Most Restrictions
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Non-Access Person             Access Person            Investment Person                   Portfolio Person
--------------------------------------------------------------------------------------------------------------

In  addition,  there is a fifth  category for the  Independent  Directors of the
Funds. The standard profiles for each of the categories is described below:

     A.   Portfolio Persons.

          Portfolio   Persons  are  those   employees   entrusted   with  direct
          responsibility  and authority to make investment  decisions  affecting one or more Funds or accounts.

     B.   Investment Persons.

          Investment  Persons  are  financial  analysts,   investment  analysts,
          traders and other  employees  who provide  information  or advice to a portfolio management team or who help execute the portfolio management team's decisions.

     C.   Access Persons.

          You are an Access  Person  if, as part of your job,  you do any of the following:  participate in the purchase or sale of securities for Fund or account portfolios;  perform a function which relates to the making of  recommendations  with  respect  to  such  purchases  or  sales  of securities  for Fund or  account  portfolios;  OR have the  ability to obtain  information  regarding the purchase or sale of securities  for
          Fund or account portfolios.

          In addition, you are an Access Person if you are any of the following:
          an  officer or  "interested"  director  of any Fund;  OR an officer or director of Kornitzer Capital Management, Inc.

          As an Access  Person,  if you know that during the 5 days  immediately preceding or after the date of your transaction, the same security was
          (1) held by one or more Fund and was being considered for sale, or (2)
          being  considered  for purchase by one or more Fund, you must preclear your personal security transaction requests in accordance with Section
          IV A.

     D.   Non-Access Persons.

          If you are an officer,  director, or employee of any contractor, for a
          Fund or for KCM, or if you are an employee of a Fund or KCM AND you do not fit into any of the above categories, you are a Non-Access Person.
          Because you  normally  do not have  access to or receive  confidential information  about Fund  portfolios,  you are subject only to Sections
          V(C), VI, VII, VIII, IX and X of this Code of Ethics.

     E.   Independent Directors.

          If you are a director of a Fund and are not an  "interested"  director as  defined  in  the  Investment  Company  Act of  1940  ("Independent
          Director"),  you are subject only to Sections II, VII,  VIII and IX of this Code of Ethics.  However,  if you know, or in the ordinary course of fulfilling your official  duties as an Independent  Director should know, that during the 15 days immediately  preceding or after the date of your  transaction,  the same  security was (1) purchased or sold by one or more Fund, or (2) was being  considered for purchase or sale by one or more  Fund,  you will be  considered  an Access  Person for the purpose of trading in that security,  and you must comply with all the requirements applicable to Access Persons.

IV.  Restrictions on Personal Investing Activities.

     A.   Investment and Portfolio Persons  Preclearance of Personal  Securities
          Transactions.

          Before either of the following things happen:

          the  purchase or sale of a security for your own account; OR the  purchase or sale of a security for an account for which you are a
          beneficial   owner  you  must   follow  the   following   preclearance
          procedures:

          1.   Preclear the transaction with KCM's Compliance  Officer.  Provide the following information:

          Issuer name;
          Ticker symbol or CUSIP number;
          Type of security (stock, bond, note, etc.);
          Maximum expected dollar amount of proposed transaction; AND
          Nature of transaction (purchase or sale)

          2.   If you  receive  preclearance  for the  transaction2:  You have 5 business days to execute your transaction.

     B.   Investment and Portfolio Persons: Additional Restrictions.

          1.   Initial Public Offerings.

               You  cannot  acquire  securities  issued  in  an  initial  public offering.

          2.   Private Placements.

               Before you acquire any  securities  in a private  placement,  you must obtain written approval from KCM's compliance officer3. Once you receive  approval,  you cannot  participate in any subsequent consideration  of an  investment  in that  issuer  for any of the
               Funds or accounts.

          3.   Short-Term Trading Profits.

               You  cannot  profit  from  any  purchase  and  sale,  or sale and purchase,  of the same (or  equivalent)  securities  within sixty
               (60) calendar days.

     C.   Portfolio Persons: Blackout Period.

               If you are a  Portfolio  Person,  you may not  purchase or sell a security within seven (7) days before and after a Fund or account that you manage executes a trade in that security.

V.   Reporting Requirements.

     A.   Disclosure of Personal Securities Holdings

               [Access, Investment and Portfolio Persons]

               Upon  commencement  of employment or acquisition of Access Person status,  whichever is sooner, and annually  thereafter,  you must report all securities holdings to the compliance  officer,  along with  brokerage  account  numbers  and  addresses.  Your  initial holdings  report  is due no  later  than  10 days  after  you are designated an Access Person while your annual  holdings report is due no later than 30 days after year end. The report must include all securities  beneficially  owned by you (including  securities
               owned  by  certain  family   members),   except  for  code-exempt
               securities.

     B.   Quarterly Report of Securities Transactions

               [Access, Investment and Portfolio Persons]

               Each  quarter you must report the  purchase or sale of a security in  which  you  have  (or  will  have)  any  direct  or  indirect beneficial  ownership.  This  may  include  securities  owned  by certain family members.  See Appendix 2 for details.  (You do not need to report  transactions in code-exempt  securities.) Jones &
               Babson will provide you with a form of report. You must file your report  no  later  than 10 days  after  the end of each  calendar quarter. On the report you must state whether you have engaged in a securities  transaction during the quarter and if you opened or closed any  brokerage  accounts,  and if so provide the following information:

               The  date of the  transaction,  the  description  and  number  of shares, and the principal amount of each security involved;

               The nature of the  transaction,  that is,  purchase,  sale or any other type of acquisition or disposition;  The transaction price;
               AND

               The  name  of  the  broker,  dealer  or  bank  through  whom  the transaction was effected, or any new brokerage arrangement opened or closed.

     C.   Duplicate  Confirmations  [Non-Access (except Independent  Directors),
          Access, Investment and Portfolio Persons].

               You  must  instruct   your   broker-dealer   to  send   duplicate
               confirmations  of all  transactions  (excluding  transactions  in code-exempt securities) in such accounts to:

                       Kornitzer Capital Management, Inc.
                              5420 West 61st Place
                            Shawnee Mission, KS 66205
                          Attention: Compliance Officer

               Please  note  that  "your  broker-dealer"  includes  both  of the following:

               a broker or  dealer  with  whom you have a  securities  brokerage account; AND

               a broker or dealer who  maintains  an account for a person  whose trades you must report  because you are deemed to be a beneficial owner.

VI.  Can there be any exceptions to the restrictions?

               Yes.  The  compliance  officer  or  his  or  her  designee,  upon consultation with your manager,  may grant limited  exemptions to specific  provisions  of the  Code of  Ethics  on a  case-by-case basis.

     A.   How to Request an Exemption

               Send a written request to KCM compliance  officer  detailing your situation.  The KCM  compliance  officer has been  designated  to develop  procedures  reasonably  designed to detect violations of this Code and to grant exemptions under certain circumstances.

     B.   Factors Considered

               In considering your request, the compliance officer or his or her designee  will  grant  your  exemption  request  if he or  she is satisfied that:

               your request  addresses an undue personal hardship imposed on you by the Code of Ethics;

               your situation is not contemplated by the Code of Ethics; and

               your  exemption,   if  granted,  would  be  consistent  with  the
               achievement of the objectives of the Code of Ethics.

     C.   Exemption Reporting

               All  exemptions  granted  must  be  reported  to  the  Boards  of
               Directors  of the Funds.  The Boards of  Directors  may choose to delegate  the  task  of  receiving  and  reviewing  reports  to a
               Committee comprised of Independent Directors.

VII. Confidential Information.

               All  information  about Fund securities  transactions,  actual or contemplated,  is confidential.  You must not disclose, except as
               required   by  the   duties   of  your   employment,   securities
               transactions of Funds, actual or contemplated, or the contents of any  written  or oral  communication,  study,  report or  opinion concerning any security. This does not apply to information which has already been publicly disclosed.

VIII. Conflicts of Interest.

     A.   All Persons except Independent Directors

               You must receive  prior  written  approval  from KCM or the Funds and/or the Independent Directors of the Funds, as appropriate, to do any of the following:

               negotiate or enter into any  agreement on the Fund's  behalf with any  business  concern  doing or seeking to do business  with the
               Fund if you,  or a  person  related  to  you,  has a  substantial interest in the business concern;

               enter into an  agreement,  negotiate  or otherwise do business on the Fund's behalf with a personal  friend or a person  related to you; OR

               serve on the board of directors of, or act as consultant  to, any publicly traded corporation.

     B.   Independent Director

               If you are an Independent  Director,  you cannot serve as officer of, director of, employee of;

               OR consultant to any  corporation or other business  entity which engages in an activity in competition with a Fund; OR

               which is engaged in any activity  that would create a conflict of interest with your duties  unless you receive  prior  approval of the other Independent Directors. These prohibitions also apply to anyone who lives in the same household with you.

IX.  What happens if you violate the rules in the Code of Ethics?

               You may be subject to serious penalties.

     A.   The penalties which may be imposed include:

               formal warning;

               restriction of trading privileges;

               disgorgement of trading profits;

               fine; AND/OR

               suspension or termination of employment.

     B.   Penalty Factors

               The  factors  which  may  be  considered  when   determining  the
               appropriate penalty include, but are not limited to:

               the harm to the interests of the Funds and/or  shareholders;  the extent of unjust enrichment;

               the frequency of occurrence;

               the  degree  to  which  there is  personal  benefit  from  unique knowledge obtained through employment with the Advisors;

               the degree of perception of a conflict of interest;

               evidence of fraud,  violation of law, or reckless  disregard of a regulatory requirement; AND/OR

               the level of  accurate,  honest and timely  cooperation  from the person  subject to the Code of Ethics.  If you have any questions about  the Code of  Ethics,  do not  hesitate  to ask a member of management or Compliance.

X.   Annual Certification of Compliance with the Code

               As a condition of your  employment,  you will be asked to certify annually:

               that you have read this Code of Ethics;

               that you understand this Code of Ethics; AND

               that you have complied with this Code of Ethics.

XI.  Regular Reporting to Fund Directors

               The  management of KCM and the Funds will deliver  reports to the
               Board of Directors of each Fund at least annually:

               of any  violation  of this Code of Ethics  requiring  significant sanctions;

               outlining  the results of any  sub-adviser  or affiliate  Code of
               Ethics monitoring activity; AND

               certifying that KCM has adopted reasonable  procedures  necessary to prevent its access persons from violating this Code of Ethics.

XII. Approval of this Code of Ethics

               KCM shall approve this Code of Ethics,  and any material  changes subsequently made to it.

APPENDIX 1:  DEFINITIONS

1.   "Beneficial Ownership"
     See "Appendix 2: What is Beneficial Ownership?".

2.   "Code-Exempt Security"
     A  "code-exempt  security"  is a security  in which you may invest  without
     preclearing  or  reporting  such   transactions   with  KCM.  The  list  of
     Code-Exempt Securities appears in Appendix 3.

3.   "Initial Public Offering"
     "Initial  public  offering"  means an  offering of  securities  for which a registration  statement has not previously  been filed with the SEC and for which there is no active public market in the shares.

4.   "Private Placement"
     "Private  placement"  means an offering of  securities  in which the issuer relies on an  exemption  from the  registration  provisions  of the federal securities  laws, and usually  involves a limited  number of  sophisticated investors and a restriction on resale of the securities.

5.   "Security"
     A  "security"  includes a great number of  different  investment  vehicles.
     However,  for purposes of this Code of Ethics,  "security"  includes any of the following:

     note,
     stock,
     treasury stock,
     bond,
     debenture,
     evidence of indebtedness,
     certificate of interest or participation in any profit-sharing agreement, collateral-trust certificate,
     preorganization certificate or subscription,
     transferable share,
     investment contract,
     voting-trust certificate,
     certificate of deposit for a security,
     fractional undivided interest in oil, gas or other mineral rights, any put, call, straddle,  option, or privilege on any security (including a certificate  of deposit) or on any group or index of securities  (including any interest therein or based on the value thereof), or
     any put, call,  straddle,  option,  or privilege entered into on a national securities exchange relating to foreign currency, or
     in general, any interest or instrument commonly known as a "security," or any  certificate  of interest or  participation  in,  temporary  or interim certificate for,  receipt for,  guarantee of, future on or warrant or right to subscribe to or purchase, any of the foregoing.

APPENDIX 2:  WHAT IS "BENEFICIAL OWNERSHIP"?

1.   Are securities held by family members "beneficially owned" by me?

     Probably.  As a general rule, you are regarded as the  beneficial  owner of securities held in the name of

          your spouse;
          your minor children;
          a relative who shares your home; OR
          any other person IF:

          You obtain  from such  securities  benefits  substantially  similar to those of ownership.  For example,  if you receive or benefit from some of the income from the  securities  held by your  spouse,  you are the beneficial owner; OR

          You can obtain title to the securities now or in the future.

2.   Are securities held by a company I own also "beneficially owned" by me?

          Probably  not.  Owning the  securities  of a company does not mean you
          "beneficially  own" the  securities  that  the  company  itself  owns.
          However, you will be deemed to "beneficially own" these securities if:

          The company is merely a medium  through which you (by yourself or with others) in a small group invest or trade in securities; AND

          The company has no other substantial business.

          In such  cases,  you and those who are in a position  to  control  the company will be deemed to  "beneficially  own" the securities owned by the company.

3.   Are securities held in trust "beneficially owned" by me?

     Maybe. You are deemed to "beneficially own" securities held in trust if any of the following is true:
     You  are a trustee and either you or members of your immediate  family have a vested interest in the income or corpus of the trust;
     You  have a vested beneficial interest in the trust; OR
     You  are  settlor  of the trust and you have the power to revoke  the trust without obtaining the consent of all the beneficiaries.
     As   used in this section, the "immediate family" of a trustee means:
         A son or daughter of the trustee, or a descendent of either;
         A stepson or stepdaughter of the trustee;
         The father or mother of the trustee, or an ancestor of either;
         A stepfather or stepmother of the trustee; and
         A spouse of the trustee.
     For  the purpose of determining whether any of the foregoing  relationships exists,  a legally  adopted child of a person is considered a child of such person by blood.

4.     Are securities in pension or retirement plans "beneficially owned" by me?
          Probably not. Beneficial  ownership does not include indirect interest by any person in portfolio  securities held by a pension or retirement plan holding securities of an issuer whose employees generally are the beneficiaries of the plan.

          However,  your  participation  in a  pension  or  retirement  plan  is considered beneficial ownership of the portfolio securities if you can withdraw and trade the securities without withdrawing from the plan.

5.     Examples of Beneficial Ownership
       Securities Held by Family Members
          Example 1: Tom and Mary are married.  Although Mary has an independent source of income from a family  inheritance  and  segregates  her funds  from  those  of  her  husband,  Mary  contributes  to  the maintenance  of the  family  home.  Tom and Mary have  engaged in joint estate planning and have the same financial adviser.  Since
               Tom and  Mary's  resources  are  clearly  significantly  directed towards  their  common  property,  they shall be deemed to be the beneficial owners of each other's securities.
          Example 2:  Mike's  adult son David  lives in  Mike's  home.  David is self-supporting and contributes to household expenses.  Mike is a beneficial owner of David's securities.
          Example 3:  Joe's  mother  Margaret  lives  alone  and is  financially independent.  Joe has power of attorney over his mother's estate, pays all her  bills  and  manages  her  investment  affairs.  Joe borrows  freely from Margaret  without being required to pay back funds with interest, if at all. Joe takes out personal loans from
               Margaret's bank in Margaret's  name, the interest from such loans being paid from Margaret's account.  Joe is a significant heir of
               Margaret's  estate.  Joe  is a  beneficial  owner  of  Margaret's estate.
       Securities Held by a Company
          Example 4: ABC is a  holding  company  with five  shareholders  owning equal  shares  in the  company.  Although  ABC  Company  does  no business  on its own, it has  several  wholly-owned  subsidiaries which invest in securities. Stan is a shareholder of ABC Company.
               Stan has a  beneficial  interest in the  securities  owned by ABC
               Company's subsidiaries.
       Securities Held in Trust
          Example 5:  John is  trustee  of a  trust  created  for his two  minor children.  When both of John's  children  reach  21,  each  shall receive  an equal  share of the  corpus of the  trust.  John is a beneficial owner of the trust.
          Example 6: Jane is trustee of an  irrevocable  trust for her daughter.
               Jane is a director of the issuer of the equity securities held by the trust.  The  daughter  is entitled to the income of the trust until she is 25 years old, and is then entitled to the corpus. If the  daughter  dies before  reaching  25, Jane is entitled to the corpus. Jane is a beneficial owner of the trust.
          Example 7: Tom's spouse is the  beneficiary  of an  irrevocable  trust managed by a third party investment adviser.  Tom is a beneficial owner of the trust.

APPENDIX 3:  CODE-EXEMPT SECURITIES

     Because  they do not pose a  possibility  for abuse,  some  securities  are exempt from the Advisors' Code of Ethics. The following is the current list of "Code-Exempt Securities":

          Mutual funds (open-end funds)

          Bank Certificates of Deposit

          U.S. government securities (such as Treasury notes, etc.)

          Securities which are acquired through an employer-sponsored automatic payroll deduction plan

          securities purchased through dividend reinvestment programs commercial paper;

          bankers acceptances; AND

          Futures contracts (and option contracts) on the following:

          Standard & Poor's 500 Index; or

          Standard & Poor's 100 Index

We may modify this list of securities at any time, please send a written request to KCM to request the most current list.

APPENDIX 4:  HOW DOES THE PRECLEARANCE PROCESS WORK?

After requesting pre-clearance from the compliance officer, your request is then subjected to the following test.

Step 1:  Blackout Test
     Is the security in question on the relevant  Access  Person,  Investment or
     Portfolio Person blackout list?

If "YES",  the  system  will send a message  to you to DENY the  personal  trade request.

If "NO", then your request will be approved by the compliance officer.

The preclearance  process can be changed at any time to ensure that the goals of the Advisors' Code of Ethics are advanced.

SCHEDULE A

THE FUNDS:

         BUFFALO FAMILY OF FUNDS

ACKNOWLEDGMENT OF CODE OF ETHICS
I have read the Code of Ethics and agree to comply with its provisions.

Print Name

Signature                                                                  Date

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1    Section 17j of the Investment Company Act of 1940 and Rule 17j-1 thereunder as revised in 1999 and Section 204A of the Investment  Advisers Act of 1940
     and Rule 204-2 thereunder serve as a basis for much of what is contained in this Code of Ethics.
2    How does  KCM  determine  whether  to  approve  or deny  your  preclearance request? See Appendix 4 for a description of the process.
3    If you are the compliance officer,  you must receive your approval from the
     President.